UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187

(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Auto Components — 8.1%
133,629	BorgWarner, Inc.	$7,044,921
55,657	Delphi Automotive PLC	5,531,193
276,587	Gentex Corp.	5,368,554
205,879	Goodyear Tire & Rubber (The) Co.	6,297,838
39,546	Lear Corp.	6,943,882
44,242	Visteon Corp. (a)	5,576,262
		36,762,650

	Automobiles — 5.6%
457,512	Ford Motor Co.	5,613,672
169,521	General Motors Co.	7,286,013
56,802	Harley-Davidson, Inc.	2,689,007
8,025	Tesla, Inc. (a)	2,660,528
54,363	Thor Industries, Inc.	7,405,328
		25,654,548

	Building Products — 0.3%
19,481	Fortune Brands Home & Security, Inc.	1,286,915

	Commercial Services & Supplies — 0.9%
82,291	KAR Auction Services, Inc.	3,894,833

	Distributors — 1.2%
13,687	Genuine Parts Co.	1,207,604
109,167	LKQ Corp. (a)	4,114,504
		5,322,108

	Diversified Consumer Services — 3.2%
45,573	Bright Horizons Family Solutions, Inc. (a)	3,932,950
4,681	Graham Holdings Co., Class B	2,604,743
103,406	H&R Block, Inc.	2,558,264
37,964	Service Corp. International	1,346,203
84,077	ServiceMaster Global Holdings, Inc. (a)	3,960,868
		14,403,028

	Food & Staples Retailing — 1.0%
50,279	Wal-Mart Stores, Inc.	4,389,859

	Hotels, Restaurants & Leisure — 12.4%
32,244	Aramark	1,408,740
84,815	Carnival Corp.	5,630,868
6,595	Domino’s Pizza, Inc.	1,206,885
136,915	Extended Stay America, Inc.	2,713,655
39,431	Hilton Worldwide Holdings, Inc.	2,850,073
44,321	Hyatt Hotels Corp., Class A (a)	2,777,154
111,542	International Game Technology PLC	2,621,237
62,082	Marriott International, Inc., Class A	7,417,557

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
120,550	MGM Resorts International	$3,779,243
72,682	Norwegian Cruise Line Holdings Ltd. (a)	4,052,022
46,205	Royal Caribbean Cruises Ltd.	5,718,793
24,004	Vail Resorts, Inc.	5,497,396
37,277	Wyndham Worldwide Corp.	3,983,047
45,974	Wynn Resorts Ltd.	6,780,705
		56,437,375

	Household Durables — 14.1%
186,879	CalAtlantic Group, Inc.	9,220,610
171,443	D.R. Horton, Inc.	7,579,495
101,475	Garmin Ltd.	5,744,500
27,441	Leggett & Platt, Inc.	1,296,862
74,414	Lennar Corp., Class A	4,142,627
15,880	Mohawk Industries, Inc. (a)	4,156,749
92,076	Newell Brands, Inc.	3,754,859
2,394	NVR, Inc. (a)	7,855,600
250,478	PulteGroup, Inc.	7,571,950
60,890	Tempur Sealy International, Inc. (a)	3,980,379
132,058	Toll Brothers, Inc.	6,079,950
14,843	Whirlpool Corp.	2,433,213
		63,816,794

	Internet & Direct Marketing Retail — 3.1%
1,365	Amazon.com, Inc. (a)	1,508,707
9,103	Expedia, Inc.	1,134,780
30,190	Netflix, Inc. (a)	5,930,222
81,256	Wayfair, Inc., Class A (a)	5,679,794
		14,253,503

	Internet Software & Services — 1.5%
177,984	eBay, Inc. (a)	6,699,318

	Leisure Products — 3.0%
70,198	Brunswick Corp.	3,555,529
13,407	Hasbro, Inc.	1,241,354
176,891	Mattel, Inc. (b)	2,497,701
52,345	Polaris Industries, Inc. (b)	6,199,218
		13,493,802

	Machinery — 1.2%
36,995	WABCO Holdings, Inc. (a)	5,459,352

	Media — 11.3%
22,392	AMC Networks, Inc., Class A (a)	1,139,305
1,818	Cable One, Inc.	1,290,435
15,067	Charter Communications, Inc., Class A (a)	5,034,939
108,503	Cinemark Holdings, Inc.	3,942,999
102,091	Comcast Corp., Class A	3,678,339

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
321,533	Discovery Communications, Inc., Class A (a)	$6,070,543
62,990	Interpublic Group of Cos. (The), Inc.	1,212,558
117,454	Lions Gate Entertainment Corp., Class A (a)	3,408,515
157,189	Live Nation Entertainment, Inc. (a)	6,881,734
12,783	Madison Square Garden (The) Co., Class A (a)	2,846,646
81,844	Regal Entertainment Group, Class A	1,338,149
31,886	Scripps Networks Interactive, Inc., Class A	2,655,466
205,415	TEGNA, Inc.	2,512,226
12,776	Time Warner, Inc.	1,255,753
67,012	Tribune Media Co., Class A	2,742,801
49,639	Twenty-First Century Fox, Inc., Class A	1,298,060
39,863	Walt Disney (The) Co.	3,899,000
		51,207,468

	Multiline Retail — 6.0%
67,574	Dollar General Corp.	5,462,682
45,259	Dollar Tree, Inc. (a)	4,129,884
149,955	Kohl’s Corp.	6,262,121
313,726	Macy’s, Inc.	5,885,500
92,806	Target Corp.	5,479,266
		27,219,453

	Personal Products — 0.6%
25,390	Estee Lauder (The) Cos., Inc., Class A	2,838,856

	Road & Rail — 0.9%
10,486	AMERCO	4,117,223

	Specialty Retail — 19.5%
39,610	Advance Auto Parts, Inc.	3,237,721
115,390	AutoNation, Inc. (a) (b)	5,469,486
2,195	AutoZone, Inc. (a)	1,293,952
291,668	Bed Bath & Beyond, Inc.	5,804,193
68,965	Best Buy Co., Inc.	3,860,661
13,712	Burlington Stores, Inc. (a)	1,287,420
90,294	CarMax, Inc. (a)	6,781,079
253,436	Dick’s Sporting Goods, Inc.	6,201,579
194,363	Foot Locker, Inc.	5,846,439
331,342	GameStop Corp., Class A	6,192,782
185,450	Gap (The), Inc.	4,819,845
16,737	Home Depot (The), Inc.	2,774,660
65,806	L Brands, Inc.	2,832,290
16,387	Lowe’s Cos., Inc.	1,310,141
127,541	Michaels (The) Cos., Inc. (a)	2,476,846
56,933	Murphy USA, Inc. (a)	4,233,538
115,125	Penske Automotive Group, Inc.	5,367,128

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
20,277	Ross Stores, Inc.	$1,287,387
139,846	Sally Beauty Holdings, Inc. (a)	2,420,734
14,273	Tiffany & Co.	1,336,238
20,691	Tractor Supply Co.	1,246,840
286,426	Urban Outfitters, Inc. (a)	7,023,166
109,830	Williams-Sonoma, Inc. (b)	5,667,228
		88,771,353

	Textiles, Apparel & Luxury Goods — 6.0%
27,729	Carter’s, Inc.	2,682,226
111,130	Hanesbrands, Inc.	2,500,425
21,045	Lululemon Athletica, Inc. (a)	1,294,478
114,449	Michael Kors Holdings Ltd. (a)	5,586,256
21,714	PVH Corp.	2,753,552
218,274	Skechers U.S.A., Inc., Class A (a)	6,967,306
97,535	Tapestry, Inc.	3,994,058
20,606	VF Corp.	1,435,208
		27,213,509
	Total Common Stocks — 99.9%	453,241,947
	(Cost $442,816,177)

	Money Market Funds — 1.0%
3,668,334	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	3,668,334
802,268	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	802,268
	Total Money Market Funds — 1.0%	4,470,602
	(Cost $4,470,602)

Principal Value	Description	Value
	Repurchase Agreements — 2.4%
$471,738	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $471,751. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $484,459. (d)	471,738

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$10,655,900	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $10,656,203. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $10,923,285. (d)	$10,655,900
	Total Repurchase Agreements — 2.4%	11,127,638
	(Cost $11,127,638)

	Total Investments — 103.3%	468,840,187
	(Cost $458,414,417) (e)
	Net Other Assets and Liabilities — (3.3)%	(14,953,185)
	Net Assets — 100.0%	$453,887,002

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $14,281,321 and the total value of the collateral held by the Fund is $14,795,972.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $42,658,328 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,232,558. The net unrealized appreciation was $10,425,770.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$453,241,947	$—	$—
Money Market Funds	4,470,602	—	—
Repurchase Agreements	—	11,127,638	—
Total Investments	$457,712,549	$11,127,638	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Beverages — 11.7%
55,270	Constellation Brands, Inc., Class A	$12,109,104
225,042	Molson Coors Brewing Co., Class B	18,199,146
199,520	Monster Beverage Corp. (a)	11,558,194
28,851	PepsiCo, Inc.	3,180,246
		45,046,690

	Food & Staples Retailing — 23.9%
100,717	Casey’s General Stores, Inc.	11,539,147
225,931	CVS Health Corp.	15,483,051
915,890	Kroger (The) Co.	18,958,923
3,749,520	Rite Aid Corp. (a) (b)	6,186,708
272,442	Sysco Corp.	15,153,224
550,495	US Foods Holding Corp. (a)	15,017,504
142,755	Walgreens Boots Alliance, Inc.	9,460,374
		91,798,931

	Food Products — 49.9%
432,201	Archer-Daniels-Midland Co.	17,664,055
518,450	Blue Buffalo Pet Products, Inc. (a)	14,998,758
264,507	Bunge Ltd.	18,192,791
235,447	Campbell Soup Co.	11,153,124
217,814	Conagra Brands, Inc.	7,440,526
586,049	Flowers Foods, Inc.	11,152,512
141,984	General Mills, Inc.	7,371,809
29,454	Hershey (The) Co.	3,127,426
457,316	Hormel Foods Corp.	14,249,967
121,833	Ingredion, Inc.	15,271,767
140,073	J.M. Smucker (The) Co.	14,854,742
94,762	Kraft Heinz (The) Co.	7,327,945
31,329	McCormick & Co., Inc.	3,118,175
79,074	Mondelez International, Inc., Class A	3,276,036
646,694	Pilgrim’s Pride Corp. (a)	20,551,935
47,470	TreeHouse Foods, Inc. (a)	3,151,059
260,790	Tyson Foods, Inc., Class A	19,014,199
		191,916,826

	Household Products — 5.2%
24,377	Clorox (The) Co.	3,084,422
44,136	Colgate-Palmolive Co.	3,109,381
62,447	Kimberly-Clark Corp.	7,025,912
80,776	Procter & Gamble (The) Co.	6,974,200
		20,193,915

	Personal Products — 8.4%
201,981	Edgewell Personal Care Co. (a)	13,114,626
108,346	Herbalife Ltd. (b)	7,868,087
179,302	Nu Skin Enterprises, Inc., Class A	11,405,400
		32,388,113

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco — 0.8%
28,967	Philip Morris International, Inc.	$3,031,107
	Total Common Stocks — 99.9%	384,375,582
	(Cost $405,684,832)

	Rights — 0.0%
	Food & Staples Retailing — 0.0%
5,790	Safeway Casa Ley, S.A., CVR (a) (c)	5,876
5,790	Safeway PDC, LLC, CVR (a) (c)	174
	Total Rights — 0.0%	6,050
	(Cost $5,910)

	Money Market Funds — 0.5%
1,436,934	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (d) (e)	1,436,934
335,874	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (d)	335,874
	Total Money Market Funds — 0.5%	1,772,808
	(Cost $1,772,808)

Principal Value	Description	Value

	Repurchase Agreements — 1.1%
$184,786	BNP Paribas, 1.03% (d), dated 10/31/17, due 11/01/17, with a maturity value of $184,791. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $189,769. (e)	184,786

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$4,174,055	RBC Capital Markets LLC, 1.02% (d), dated 10/31/17, due 11/01/17, with a maturity value of $4,174,173. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $4,278,793. (e)	$4,174,055
	Total Repurchase Agreements — 1.1%	4,358,841
	(Cost $4,358,841)

	Total Investments — 101.5%	390,513,281
	(Cost $411,822,391) (f)
	Net Other Assets and Liabilities — (1.5)%	(5,715,349)
	Net Assets — 100.0%	$384,797,932

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $5,576,678 and the total value of the collateral held by the Fund is $5,795,775.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At October 31, 2017, securities noted as such are valued at $6,050 or 0.0% of net assets.
(d)	Rate shown reflects yield as of October 31, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,236,399 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $35,545,509. The net unrealized depreciation was $21,309,110.

CVR - Contingent Value Rights

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$384,375,582	$—	$—
Rights*	—	6,050	—
Money Market Funds	1,772,808	—	—
Repurchase Agreements	—	4,358,841	—
Total Investments	$386,148,390	$4,364,891	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Chemicals — 1.5%
142,799	Valvoline, Inc.	$3,430,032

	Energy Equipment & Services — 9.9%
86,756	Helmerich & Payne, Inc. (a)	4,711,719
414,956	Nabors Industries Ltd.	2,336,202
127,471	Oceaneering International, Inc.	2,577,464
215,890	Patterson-UTI Energy, Inc.	4,270,304
337,704	RPC, Inc. (a)	8,209,584
		22,105,273

	Oil, Gas & Consumable Fuels — 88.5%
92,544	Anadarko Petroleum Corp.	4,568,897
43,825	Andeavor	4,655,968
420,690	Antero Resources Corp. (b)	8,161,386
98,704	Apache Corp.	4,083,385
168,999	Cabot Oil & Gas Corp.	4,681,272
33,460	Cheniere Energy, Inc. (b)	1,563,920
57,000	Chevron Corp.	6,605,730
29,460	Cimarex Energy Co.	3,444,758
63,554	Concho Resources, Inc. (b)	8,529,582
30,108	ConocoPhillips	1,540,024
395,359	CONSOL Energy, Inc. (b)	6,377,141
39,028	Continental Resources, Inc. (b)	1,588,830
228,048	Devon Energy Corp.	8,414,971
68,371	Diamondback Energy, Inc. (b)	7,326,636
122,481	Energen Corp. (b)	6,332,268
15,576	EOG Resources, Inc.	1,555,575
69,296	EQT Corp.	4,333,772
81,697	Exxon Mobil Corp.	6,809,445
105,090	Gulfport Energy Corp. (b)	1,439,733
186,192	HollyFrontier Corp.	6,879,794
235,704	Kinder Morgan, Inc.	4,268,599
258,987	Laredo Petroleum, Inc. (b)	3,087,125
246,954	Marathon Oil Corp.	3,511,686
119,427	Marathon Petroleum Corp.	7,134,569
315,199	Murphy Oil Corp.	8,431,573
52,155	Occidental Petroleum Corp.	3,367,648
81,585	ONEOK, Inc.	4,427,618
57,207	Parsley Energy, Inc., Class A (b)	1,521,706
54,578	PBF Energy, Inc., Class A (a)	1,581,125
49,350	Phillips 66	4,494,798
10,212	Pioneer Natural Resources Co.	1,528,430
976,869	QEP Resources, Inc. (b)	8,742,978
427,782	Range Resources Corp.	7,747,132
96,809	RSP Permian, Inc. (b)	3,331,198
471,915	SM Energy Co.	10,065,947
31,854	Targa Resources Corp.	1,321,941
108,821	Valero Energy Corp.	8,584,889
275,994	Whiting Petroleum Corp. (b)	1,658,724
111,586	Williams (The) Cos., Inc.	3,180,201
197,505	World Fuel Services Corp.	5,490,639

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
582,381	WPX Energy, Inc. (b)	$6,569,258
		198,940,871
	Total Common Stocks — 99.9%	224,476,176
	(Cost $239,719,775)

	Money Market Funds — 1.0%
1,915,200	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	1,915,200
322,215	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	322,215
	Total Money Market Funds — 1.0%	2,237,415
	(Cost $2,237,415)

Principal Value	Description	Value

	Repurchase Agreements — 2.6%
$246,290	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $246,297. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $252,931. (d)	246,290
5,563,339	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $5,563,496. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $5,702,937. (d)	5,563,339
	Total Repurchase Agreements — 2.6%	5,809,629
	(Cost $5,809,629)

	Total Investments — 103.5%	232,523,220
	(Cost $247,766,819) (e)
	Net Other Assets and Liabilities — (3.5)%	(7,817,839)
	Net Assets — 100.0%	$224,705,381

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,684,634 and the total value of the collateral held by the Fund is $7,724,829.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,032,620 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,276,219. The net unrealized depreciation was $15,243,599.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$224,476,176	$—	$—
Money Market Funds	2,237,415	—	—
Repurchase Agreements	—	5,809,629	—
Total Investments	$226,713,591	$5,809,629	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 14.8%
251,672	Associated Banc-Corp.	$6,367,302
240,848	Bank of America Corp.	6,596,827
41,192	Bank of the Ozarks	1,920,371
171,578	BankUnited, Inc.	5,979,493
130,017	BB&T Corp.	6,402,037
111,870	Citigroup, Inc.	8,222,445
107,439	Citizens Financial Group, Inc.	4,083,756
25,956	Comerica, Inc.	2,039,363
20,853	Cullen/Frost Bankers, Inc.	2,054,020
102,091	East West Bancorp, Inc.	6,109,125
141,080	F.N.B. Corp.	1,903,169
218,121	Fifth Third Bancorp	6,303,697
65,348	First Hawaiian, Inc.	1,910,776
212,465	First Horizon National Corp.	3,987,968
58,425	First Republic Bank	5,690,595
291,453	Huntington Bancshares, Inc.	4,022,051
63,901	JPMorgan Chase & Co.	6,429,080
105,174	KeyCorp	1,919,426
25,266	M&T Bank Corp.	4,213,611
120,829	PacWest Bancorp	5,838,457
224,294	People’s United Financial, Inc.	4,185,326
60,772	Pinnacle Financial Partners, Inc.	4,023,106
45,285	PNC Financial Services Group (The), Inc.	6,194,535
169,814	Popular, Inc.	6,228,778
61,899	Prosperity Bancshares, Inc.	4,071,716
267,150	Regions Financial Corp.	4,135,482
68,073	SunTrust Banks, Inc.	4,098,675
32,621	SVB Financial Group (a)	7,153,133
477,548	TCF Financial Corp.	8,700,925
75,921	U.S. Bancorp	4,128,584
37,666	Webster Financial Corp.	2,071,253
147,552	Wells Fargo & Co.	8,283,569
114,980	Western Alliance Bancorp (a)	6,415,884
86,236	Zions Bancorporation	4,006,525
		165,691,060

	Capital Markets — 17.4%
21,434	Affiliated Managers Group, Inc.	3,997,441
68,490	Ameriprise Financial, Inc.	10,721,425
115,107	Bank of New York Mellon (The) Corp.	5,922,255
702,953	BGC Partners, Inc., Class A	10,663,797
94,505	Cboe Global Markets, Inc.	10,684,735
93,019	Charles Schwab (The) Corp.	4,170,972
45,389	E*TRADE Financial Corp. (a)	1,978,507
82,414	Eaton Vance Corp.	4,159,435
10,989	FactSet Research Systems, Inc.	2,086,481
273,987	Federated Investors, Inc., Class B	8,512,776
228,526	Franklin Resources, Inc.	9,627,800
34,309	Goldman Sachs Group (The), Inc.	8,319,246

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
59,224	Intercontinental Exchange, Inc.	$3,914,706
174,175	Invesco Ltd.	6,233,723
179,952	Lazard Ltd., Class A	8,554,918
258,756	Legg Mason, Inc.	9,879,304
197,239	LPL Financial Holdings, Inc.	9,785,027
58,454	Moody’s Corp.	8,324,434
168,932	Morgan Stanley	8,446,600
69,610	MSCI, Inc.	8,169,430
21,532	Northern Trust Corp.	2,013,673
120,618	Raymond James Financial, Inc.	10,225,994
26,030	S&P Global, Inc.	4,072,914
133,269	SEI Investments Co.	8,597,183
85,173	State Street Corp.	7,835,916
112,208	T. Rowe Price Group, Inc.	10,424,123
166,751	TD Ameritrade Holding Corp.	8,335,883
		195,658,698

	Consumer Finance — 6.9%
419,279	Ally Financial, Inc.	10,955,760
21,879	American Express Co.	2,089,882
96,118	Capital One Financial Corp.	8,860,157
36,306	Credit Acceptance Corp. (a) (b)	10,410,019
126,198	Discover Financial Services	8,395,953
541,771	Navient Corp.	6,750,467
288,663	OneMain Holdings, Inc. (a)	9,170,823
661,793	Santander Consumer USA Holdings, Inc. (a)	11,012,236
172,569	SLM Corp. (a)	1,827,506
262,074	Synchrony Financial	8,548,854
		78,021,657

	Diversified Financial Services — 2.0%
33,292	Berkshire Hathaway, Inc., Class B (a)	6,223,607
402,843	Leucadia National Corp.	10,191,928
152,996	Voya Financial, Inc.	6,144,319
		22,559,854

	Equity Real Estate Investment Trusts — 13.5%
29,769	American Tower Corp.	4,276,912
215,160	Apple Hospitality REIT, Inc.	4,075,130
11,094	AvalonBay Communities, Inc.	2,011,675
105,287	Brixmor Property Group, Inc.	1,839,364
21,645	Camden Property Trust	1,974,890
157,593	Colony NorthStar, Inc., Class A	1,935,242
280,341	Columbia Property Trust, Inc.	6,189,929
379,970	CoreCivic, Inc.	9,370,060
72,721	CoreSite Realty Corp.	8,053,851
103,564	CyrusOne, Inc.	6,357,794
34,386	Digital Realty Trust, Inc.	4,072,678
50,212	Douglas Emmett, Inc.	1,997,935
68,679	Duke Realty Corp.	1,955,978
58,340	EPR Properties	4,035,961

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
9,118	Equinix, Inc.	$4,226,193
65,111	Equity Commonwealth (a)	1,956,586
30,020	Equity Residential	2,019,145
24,769	Extra Space Storage, Inc.	2,020,903
53,654	Gaming and Leisure Properties, Inc.	1,960,517
293,840	GGP, Inc.	5,718,126
69,475	Hospitality Properties Trust	1,985,596
220,050	Host Hotels & Resorts, Inc.	4,304,178
156,891	Iron Mountain, Inc.	6,275,640
59,372	Lamar Advertising Co., Class A	4,182,164
464,817	Medical Properties Trust, Inc.	6,149,529
47,513	National Retail Properties, Inc.	1,909,072
191,260	Omega Healthcare Investors, Inc. (b)	5,519,764
161,586	Outfront Media, Inc.	3,789,192
123,711	Paramount Group, Inc.	1,969,479
31,191	Prologis, Inc.	2,014,315
281,667	Rayonier, Inc.	8,444,377
619,754	Retail Properties of America, Inc., Class A	7,573,394
28,246	SBA Communications Corp. (a)	4,439,706
79,586	STORE Capital Corp.	1,964,978
166,614	Tanger Factory Outlet Centers, Inc. (b)	3,790,469
52,920	Vornado Realty Trust	3,961,591
62,363	Weingarten Realty Investors	1,898,953
57,894	Welltower, Inc.	3,876,582
29,371	WP Carey, Inc.	2,001,634
		152,099,482

	Insurance — 24.9%
74,986	Aflac, Inc.	6,290,576
11,016	Alleghany Corp. (a)	6,237,480
88,535	Allstate (The) Corp.	8,309,895
78,662	American Financial Group, Inc.	8,298,054
66,275	American International Group, Inc.	4,282,028
41,775	Aon PLC	5,991,788
61,958	Arch Capital Group Ltd. (a)	6,173,495
99,156	Arthur J. Gallagher & Co.	6,279,549
251,777	Aspen Insurance Holdings Ltd.	10,801,233
85,191	Assurant, Inc.	8,574,474
269,451	Assured Guaranty Ltd.	9,996,632
177,486	Axis Capital Holdings Ltd.	9,653,464
41,072	Brown & Brown, Inc.	2,047,028
71,357	Chubb Ltd.	10,762,063
25,850	Cincinnati Financial Corp.	1,813,895
161,938	CNA Financial Corp.	8,765,704
44,537	Everest Re Group, Ltd.	10,575,311
203,557	First American Financial Corp.	11,077,572
296,903	FNF Group	11,110,110

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
41,974	Hanover Insurance Group (The), Inc.	$4,129,402
35,710	Hartford Financial Services Group (The), Inc.	1,965,836
83,058	Lincoln National Corp.	6,294,135
127,520	Loews Corp.	6,313,515
48,545	Marsh & McLennan Cos., Inc.	3,928,747
516,594	Old Republic International Corp.	10,481,692
63,239	Principal Financial Group, Inc.	4,164,288
111,675	ProAssurance Corp.	6,259,384
210,072	Progressive (The) Corp.	10,220,003
57,401	Prudential Financial, Inc.	6,340,514
58,319	Reinsurance Group of America, Inc.	8,711,692
75,267	RenaissanceRe Holdings Ltd.	10,413,942
50,800	Torchmark Corp.	4,273,804
83,022	Travelers (The) Cos., Inc.	10,996,264
159,151	Unum Group	8,282,218
165,362	Validus Holdings Ltd.	8,612,053
121,926	W. R. Berkley Corp.	8,361,685
12,836	Willis Towers Watson PLC	2,067,623
257,841	XL Group Ltd.	10,434,825
		279,291,973

	Internet Software & Services — 0.2%
49,224	Zillow Group, Inc., Class C (a)	2,031,967

	IT Services — 10.5%
125,857	Broadridge Financial Solutions, Inc.	10,813,633
132,045	CoreLogic, Inc. (a)	6,192,911
64,385	Euronet Worldwide, Inc. (a)	6,222,166
87,132	Fidelity National Information Services, Inc.	8,082,364
225,536	First Data Corp., Class A (a)	4,016,796
31,548	Fiserv, Inc. (a)	4,083,258
12,790	FleetCor Technologies, Inc. (a)	2,113,803
85,629	Global Payments, Inc.	8,901,135
19,257	Jack Henry & Associates, Inc.	2,120,773
57,630	Mastercard, Inc., Class A	8,573,615
158,858	PayPal Holdings, Inc. (a)	11,526,736
353,063	Square, Inc., Class A (a)	13,130,413
155,293	Total System Services, Inc.	11,188,861
115,474	Vantiv, Inc., Class A (a)	8,083,180
77,324	Visa, Inc., Class A	8,504,094
36,257	WEX, Inc. (a)	4,481,003
		118,034,741

	Mortgage Real Estate Investment Trusts — 5.8%
469,176	AGNC Investment Corp.	9,444,513
834,431	Annaly Capital Management, Inc.	9,562,579
537,617	Chimera Investment Corp.	9,838,391

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
1,161,158	MFA Financial, Inc.	$9,567,942
607,993	New Residential Investment Corp.	10,718,917
280,986	Starwood Property Trust, Inc.	6,044,009
1,009,099	Two Harbors Investment Corp.	9,889,170
		65,065,521

	Professional Services — 1.0%
17,003	Dun & Bradstreet (The) Corp.	1,986,461
172,182	TransUnion (a)	9,037,833
		11,024,294

	Real Estate Management & Development — 2.4%
214,822	CBRE Group, Inc., Class A (a)	8,446,801
65,890	Jones Lang LaSalle, Inc.	8,532,096
308,703	Realogy Holdings Corp.	9,980,368
		26,959,265

	Thrifts & Mortgage Finance — 0.5%
473,471	New York Community Bancorp, Inc.	5,946,796
	Total Common Stocks — 99.9%	1,122,385,308
	(Cost $986,293,706)

	Money Market Funds — 0.5%
4,301,121	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	4,301,121
770,210	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	770,210
	Total Money Market Funds — 0.5%	5,071,331
	(Cost $5,071,331)

Principal Value	Description	Value

	Repurchase Agreements — 1.2%
$553,113	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $553,128. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $568,029. (d)	553,113

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$12,494,044	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $12,494,398. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $12,807,552. (d)	$12,494,044
	Total Repurchase Agreements — 1.2%	13,047,157
	(Cost $13,047,157)

	Total Investments — 101.6%	1,140,503,796
	(Cost $1,004,412,194) (e)
	Net Other Assets and Liabilities — (1.6)%	(17,482,339)
	Net Assets — 100.0%	$1,123,021,457

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $16,327,521 and the total value of the collateral held by the Fund is $17,348,278.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $146,731,373 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,639,771. The net unrealized appreciation was $136,091,602.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,122,385,308	$—	$—
Money Market Funds	5,071,331	—	—
Repurchase Agreements	—	13,047,157	—
Total Investments	$1,127,456,639	$13,047,157	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 22.8%
203,804	AbbVie, Inc.	$18,393,311
360,568	ACADIA Pharmaceuticals, Inc. (a)	12,558,583
203,483	Agios Pharmaceuticals, Inc. (a)	13,077,852
96,816	Alexion Pharmaceuticals, Inc. (a)	11,585,003
192,678	Alnylam Pharmaceuticals, Inc. (a)	23,475,888
97,129	Amgen, Inc.	17,018,943
43,379	Biogen, Inc. (a)	13,519,499
48,644	BioMarin Pharmaceutical, Inc. (a)	3,993,186
124,195	Celgene Corp. (a)	12,539,969
560,570	Exelixis, Inc. (a)	13,896,530
279,409	Gilead Sciences, Inc.	20,944,499
267,902	Ionis Pharmaceuticals, Inc. (a)	15,299,883
147,764	Neurocrine Biosciences, Inc. (a)	9,177,622
10,128	Regeneron Pharmaceuticals, Inc. (a)	4,077,735
193,169	United Therapeutics Corp. (a)	22,907,912
148,894	Vertex Pharmaceuticals, Inc. (a)	21,772,770
		234,239,185

	Health Care Equipment & Supplies — 21.7%
107,414	ABIOMED, Inc. (a)	20,722,309
121,532	Align Technology, Inc. (a)	29,043,717
144,304	Baxter International, Inc.	9,303,279
310,424	Boston Scientific Corp. (a)	8,735,331
42,379	C. R. Bard, Inc.	13,860,900
38,190	Cooper (The) Cos., Inc.	9,175,529
105,563	Danaher Corp.	9,740,298
41,418	Edwards Lifesciences Corp. (a)	4,234,162
61,183	Hill-Rom Holdings, Inc.	4,938,080
617,000	Hologic, Inc. (a)	23,353,450
29,118	IDEXX Laboratories, Inc. (a)	4,838,538
51,951	Intuitive Surgical, Inc. (a)	19,500,327
174,653	Medtronic PLC	14,063,060
58,831	ResMed, Inc.	4,952,394
63,760	Stryker Corp.	9,874,511
74,845	Teleflex, Inc.	17,736,768
94,070	West Pharmaceutical Services, Inc.	9,538,698
77,335	Zimmer Biomet Holdings, Inc.	9,405,483
		223,016,834

	Health Care Providers & Services — 33.8%
113,893	Aetna, Inc.	19,365,227
71,533	Anthem, Inc.	14,965,419
202,968	Cardinal Health, Inc.	12,563,719
233,933	Centene Corp. (a)	21,912,504
121,095	Cigna Corp.	23,882,356
381,170	DaVita, Inc. (a)	23,152,266
100,726	Envision Healthcare Corp. (a)	4,290,928
357,512	Express Scripts Holding Co. (a)	21,911,910
170,658	HCA Healthcare, Inc. (a)	12,910,278
55,222	Henry Schein, Inc. (a)	4,340,449
55,751	Humana, Inc.	14,236,018

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
119,959	Laboratory Corp. of America Holdings (a)	$18,438,898
390,980	LifePoint Health, Inc. (a)	18,825,687
147,373	McKesson Corp.	20,319,789
524,992	MEDNAX, Inc. (a)	22,989,400
234,285	Patterson Cos., Inc.	8,668,545
139,009	Premier, Inc., Class A (a)	4,541,424
193,403	Quest Diagnostics, Inc.	18,137,333
92,470	UnitedHealth Group, Inc.	19,439,043
204,055	Universal Health Services, Inc., Class B	20,956,449
105,452	WellCare Health Plans, Inc. (a)	20,852,078
		346,699,720

	Health Care Technology — 1.8%
126,964	Cerner Corp. (a)	8,572,609
160,522	Veeva Systems, Inc., Class A (a)	9,782,211
		18,354,820

	Life Sciences Tools & Services — 10.4%
211,568	Agilent Technologies, Inc.	14,392,971
74,904	Bio-Techne Corp.	9,813,922
456,557	Bruker Corp.	14,335,890
167,656	Charles River Laboratories International, Inc. (a)	19,496,716
45,457	Illumina, Inc. (a)	9,327,322
65,643	PerkinElmer, Inc.	4,747,302
190,492	Quintiles IMS Holdings, Inc. (a)	20,592,185
71,790	Thermo Fisher Scientific, Inc.	13,915,056
		106,621,364

	Pharmaceuticals — 9.5%
136,413	Akorn, Inc. (a)	4,442,972
22,091	Allergan PLC	3,915,188
284,124	Bristol-Myers Squibb Co.	17,519,086
52,927	Eli Lilly and Co.	4,336,838
69,649	Johnson & Johnson	9,709,767
605,773	Mallinckrodt PLC (a)	19,184,831
70,711	Merck & Co., Inc.	3,895,469
577,309	Mylan N.V. (a)	20,615,704
253,644	Pfizer, Inc.	8,892,759
71,010	Zoetis, Inc.	4,531,858
		97,044,472
	Total Common Stocks — 100.0%	1,025,976,395
	(Cost $945,983,837)

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.1%
590,789	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (b)	$590,789
	(Cost $590,789)

	Total Investments — 100.1%	1,026,567,184
	(Cost $946,574,626) (c)
	Net Other Assets and Liabilities — (0.1)%	(567,597)
	Net Assets — 100.0%	$1,025,999,587

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2017.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $138,323,468 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $58,330,910. The net unrealized appreciation was $79,992,558.

Valuation Inputs
;
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,025,976,395	$—	$—
Money Market Funds	590,789	—	—
Total Investments	$1,026,567,184	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 13.9%
112,600	Boeing (The) Co.	$29,048,548
408,787	BWX Technologies, Inc.	24,494,517
26,389	General Dynamics Corp.	5,356,439
101,133	Huntington Ingalls Industries, Inc.	23,546,796
28,793	L3 Technologies, Inc.	5,389,474
92,257	Lockheed Martin Corp.	28,429,917
79,600	Northrop Grumman Corp.	23,524,188
122,739	Raytheon Co.	22,117,568
218,998	Rockwell Collins, Inc.	29,696,129
301,997	Textron, Inc.	15,927,322
98,641	United Technologies Corp.	11,813,246
		219,344,144

	Air Freight & Logistics — 5.1%
150,467	C.H. Robinson Worldwide, Inc.	11,816,174
90,611	Expeditors International of Washington, Inc.	5,289,870
101,519	FedEx Corp.	22,924,005
95,346	United Parcel Service, Inc., Class B	11,206,015
422,333	XPO Logistics, Inc. (a)	29,288,794
		80,524,858

	Airlines — 11.6%
375,320	Alaska Air Group, Inc.	24,782,380
241,105	American Airlines Group, Inc.	11,288,536
229,865	Copa Holdings S.A., Class A	28,317,069
593,651	Delta Air Lines, Inc.	29,700,360
1,544,823	JetBlue Airways Corp. (a)	29,583,360
856,799	Spirit Airlines, Inc. (a)	31,778,675
470,189	United Continental Holdings, Inc. (a)	27,496,653
		182,947,033

	Building Products — 1.4%
192,668	A.O. Smith Corp.	11,405,946
132,416	Allegion PLC	11,042,170
		22,448,116

	Commercial Services & Supplies — 4.3%
158,728	Cintas Corp.	23,656,821
333,141	Copart, Inc. (a)	12,089,687
82,112	Republic Services, Inc.	5,343,028
496,330	Rollins, Inc.	21,793,850
69,291	Waste Management, Inc.	5,693,642
		68,577,028

	Construction & Engineering — 3.1%
442,035	AECOM (a)	15,497,747
93,084	Jacobs Engineering Group, Inc.	5,418,420
766,008	Quanta Services, Inc. (a)	28,901,482
		49,817,649

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 1.6%
232,875	Avery Dennison Corp.	$24,724,339

	Electrical Equipment — 6.7%
173,376	AMETEK, Inc.	11,701,146
372,780	Eaton Corp. PLC	29,829,856
46,745	Hubbell, Inc.	5,881,456
362,352	Regal Beloit Corp.	29,404,865
91,310	Rockwell Automation, Inc.	18,336,874
238,196	Sensata Technologies Holding N.V. (a)	11,650,166
		106,804,363

	Electronic Equipment, Instruments & Components — 3.8%
294,274	FLIR Systems, Inc.	13,777,909
271,521	National Instruments Corp.	12,218,445
414,556	Trimble, Inc. (a)	16,947,049
149,855	Zebra Technologies Corp., Class A (a)	17,381,681
		60,325,084

	Industrial Conglomerates — 2.2%
114,168	Carlisle Cos., Inc.	12,539,071
38,266	Honeywell International, Inc.	5,516,427
66,844	Roper Technologies, Inc.	17,257,115
		35,312,613

	Internet Software & Services — 0.4%
20,213	CoStar Group, Inc. (a)	5,977,995

	IT Services — 3.0%
40,150	Accenture PLC, Class A	5,715,754
49,623	Automatic Data Processing, Inc.	5,769,170
612,469	Booz Allen Hamilton Holding Corp.	23,145,203
398,269	Genpact Ltd.	12,127,291
		46,757,418

	Life Sciences Tools & Services — 1.1%
25,981	Mettler-Toledo International, Inc. (a)	17,735,410

	Machinery — 20.9%
155,216	AGCO Corp.	10,643,161
183,627	Caterpillar, Inc.	24,936,547
130,255	Colfax Corp. (a)	5,432,936
96,829	Cummins, Inc.	17,127,113
129,566	Deere & Co.	17,216,730
250,578	Dover Corp.	23,927,693
229,851	Fortive Corp.	16,609,033
185,145	Graco, Inc.	24,400,260
133,955	IDEX Corp.	17,174,371
36,657	Illinois Tool Works, Inc.	5,737,554

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
367,547	ITT, Inc.	$17,142,392
65,712	Oshkosh Corp.	6,016,591
224,924	PACCAR, Inc.	16,133,798
92,975	Parker-Hannifin Corp.	16,978,165
153,691	Snap-on, Inc.	24,249,366
107,780	Stanley Black & Decker, Inc.	17,411,859
897,352	Trinity Industries, Inc.	29,181,887
705,904	Welbilt, Inc. (a)	15,572,242
365,640	Xylem, Inc.	24,326,029
		330,217,727

	Marine — 1.6%
347,235	Kirby Corp. (a)	24,601,600

	Professional Services — 0.7%
46,028	ManpowerGroup, Inc.	5,674,332
107,733	Robert Half International, Inc.	5,577,337
		11,251,669

	Road & Rail — 10.6%
99,957	CSX Corp.	5,040,831
219,851	Genesee & Wyoming, Inc., Class A (a)	15,780,905
257,700	J.B. Hunt Transport Services, Inc.	27,416,703
149,721	Kansas City Southern	15,603,923
287,258	Landstar System, Inc.	28,366,727
86,586	Norfolk Southern Corp.	11,379,132
259,966	Old Dominion Freight Line, Inc.	31,489,682
270,853	Ryder System, Inc.	21,960,761
98,743	Union Pacific Corp.	11,433,452
		168,472,116

	Technology Hardware, Storage & Peripherals — 1.3%
687,909	Xerox Corp.	20,850,522

	Trading Companies & Distributors — 5.9%
671,638	Air Lease Corp.	29,182,671
150,376	HD Supply Holdings, Inc. (a)	5,321,807
215,312	MSC Industrial Direct Co., Inc., Class A	17,849,365
165,054	United Rentals, Inc. (a)	23,351,840
63,700	W.W. Grainger, Inc.	12,593,490
93,115	WESCO International, Inc. (a)	5,880,212
		94,179,385

Shares	Description	Value

	Common Stocks (Continued)
	Transportation Infrastructure — 0.7%
158,633	Macquarie Infrastructure Corp.	$11,032,925
	Total Common Stocks — 99.9%	1,581,901,994
	(Cost $1,455,839,589)

	Money Market Funds — 0.1%
1,016,721	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (b)	1,016,721
	(Cost $1,016,721)

	Total Investments — 100.0%	1,582,918,715
	(Cost $1,456,856,310) (c)
	Net Other Assets and Liabilities — (0.0)%	(656,270)
	Net Assets — 100.0%	$1,582,262,445

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2017.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $151,070,872 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,008,467. The net unrealized appreciation was $126,062,405.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,581,901,994	$—	$—
Money Market Funds	1,016,721	—	—
Total Investments	$1,582,918,715	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.4%
78,750	Hexcel Corp.	$4,779,337

	Building Products — 5.3%
88,236	Armstrong World Industries, Inc. (a)	4,508,860
52,688	Masco Corp.	2,098,036
116,919	Owens Corning	9,668,032
62,951	USG Corp. (a)	2,161,108
		18,436,036

	Chemicals — 35.6%
13,595	Air Products and Chemicals, Inc.	2,167,451
49,761	Albemarle Corp.	7,010,827
202,601	Cabot Corp.	12,350,557
65,053	Celanese Corp., Series A	6,785,678
223,372	Chemours (The) Co.	12,645,089
130,640	DowDuPont, Inc.	9,446,578
99,941	Eastman Chemical Co.	9,075,642
75,953	FMC Corp.	7,052,996
247,370	Huntsman Corp.	7,920,787
114,135	LyondellBasell Industries N.V., Class A	11,816,396
418,893	Mosaic (The) Co.	9,358,070
4,833	NewMarket Corp.	1,935,085
60,013	Olin Corp.	2,192,275
608,343	Platform Specialty Products Corp. (a)	6,509,270
14,706	Praxair, Inc.	2,148,841
12,628	Sherwin-Williams (The) Co.	4,989,954
136,056	Westlake Chemical Corp.	11,552,515
		124,958,011

	Construction & Engineering — 1.3%
28,600	Valmont Industries, Inc.	4,544,540

	Construction Materials — 2.5%
63,568	Eagle Materials, Inc.	6,710,874
9,962	Martin Marietta Materials, Inc.	2,160,259
		8,871,133

	Containers & Packaging — 19.1%
52,398	AptarGroup, Inc.	4,562,294
109,491	Ball Corp.	4,700,449
148,846	Bemis Co., Inc.	6,701,047
119,736	Berry Global Group, Inc. (a)	7,118,305
324,163	Graphic Packaging Holding Co.	5,021,285
36,172	International Paper Co.	2,071,570
359,465	Owens-Illinois, Inc. (a)	8,587,619
78,861	Packaging Corp. of America	9,169,169
179,265	Sonoco Products Co.	9,284,134
159,421	WestRock Co.	9,777,290
		66,993,162

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 0.6%
11,994	Acuity Brands, Inc.	$2,005,397

	Machinery — 2.5%
23,049	Ingersoll-Rand PLC	2,042,142
139,715	Timken (The) Co.	6,587,562
		8,629,704

	Metals & Mining — 23.4%
145,492	Alcoa Corp. (a)	6,951,608
644,160	Freeport-McMoRan, Inc. (a)	9,005,357
54,798	Newmont Mining Corp.	1,981,496
201,736	Nucor Corp.	11,666,393
148,420	Reliance Steel & Aluminum Co.	11,404,593
52,563	Royal Gold, Inc.	4,421,074
227,468	Southern Copper Corp.	9,769,750
327,961	Steel Dynamics, Inc.	12,203,429
2,145,171	Tahoe Resources, Inc.	10,296,821
176,227	United States Steel Corp.	4,462,067
		82,162,588

	Paper & Forest Products — 3.5%
260,539	Domtar Corp.	12,328,705

	Semiconductors & Semiconductor Equipment — 3.5%
291,215	Versum Materials, Inc.	12,254,327

	Trading Companies & Distributors — 1.3%
28,075	Watsco, Inc.	4,676,453
	Total Common Stocks — 100.0%	350,639,393
	(Cost $326,257,053)

	Money Market Funds — 0.0%
115,516	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (b)	115,516
	(Cost $115,516)
	Total Investments — 100.0%	350,754,909
	(Cost $326,372,569) (c)
	Net Other Assets and Liabilities — (0.0)%	(115,172)
	Net Assets — 100.0%	$350,639,737

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2017.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,067,185 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,684,845. The net unrealized appreciation was $24,382,340.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$350,639,393	$—	$—
Money Market Funds	115,516	—	—
Total Investments	$350,754,909	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 7.7%
76,093	Arista Networks, Inc. (a)	$15,210,230
303,855	ARRIS International PLC (a)	8,659,867
257,413	Cisco Systems, Inc.	8,790,654
81,457	CommScope Holding Co., Inc. (a)	2,618,028
41,087	Harris Corp.	5,724,241
388,827	Juniper Networks, Inc.	9,654,574
18,774	Palo Alto Networks, Inc. (a)	2,763,533
		53,421,127

	Electronic Equipment, Instruments & Components — 18.3%
102,279	Amphenol Corp., Class A	8,898,273
134,574	Arrow Electronics, Inc. (a)	11,249,041
275,344	Avnet, Inc.	10,958,691
163,955	CDW Corp.	11,476,850
130,831	Cognex Corp.	16,111,838
46,013	Coherent, Inc. (a)	12,088,075
482,221	Corning, Inc.	15,098,340
47,033	Dolby Laboratories, Inc., Class A	2,725,092
77,964	IPG Photonics Corp. (a)	16,599,315
189,511	Jabil, Inc.	5,359,371
111,976	Universal Display Corp.	16,404,484
		126,969,370

	Internet Software & Services — 7.9%
177,686	Akamai Technologies, Inc. (a)	9,284,094
2,779	Alphabet, Inc., Class A (a)	2,870,818
50,663	Facebook, Inc., Class A (a)	9,122,380
124,351	GoDaddy, Inc., Class A (a)	5,807,192
73,624	IAC/InterActiveCorp (a)	9,501,177
24,582	LogMeIn, Inc.	2,975,651
466,626	Match Group, Inc. (a) (b)	12,477,579
25,427	VeriSign, Inc. (a)	2,733,911
		54,772,802

	IT Services — 9.7%
134,591	Amdocs Ltd.	8,761,874
149,174	Cognizant Technology Solutions Corp., Class A	11,287,997
167,662	CSRA, Inc.	5,363,507
262,902	DST Systems, Inc.	15,411,315
168,002	DXC Technology Co.	15,375,543
43,490	Gartner, Inc. (a)	5,449,732
37,293	International Business Machines Corp.	5,745,360
		67,395,328

	Semiconductors & Semiconductor Equipment — 28.6%
212,177	Advanced Micro Devices, Inc. (a)	2,330,764
62,788	Analog Devices, Inc.	5,732,544
276,983	Applied Materials, Inc.	15,630,151

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
22,308	Broadcom Ltd.	$5,887,304
576,354	Cypress Semiconductor Corp.	9,140,974
378,888	Intel Corp.	17,235,615
102,084	KLA-Tencor Corp.	11,115,927
77,972	Lam Research Corp.	16,262,620
120,528	Microchip Technology, Inc.	11,426,054
366,847	Micron Technology, Inc. (a)	16,254,991
52,549	Microsemi Corp. (a)	2,804,540
80,707	NVIDIA Corp.	16,691,015
95,685	NXP Semiconductors N.V. (a)	11,199,929
781,161	ON Semiconductor Corp. (a)	16,654,353
76,550	Qorvo, Inc. (a)	5,803,256
166,992	QUALCOMM, Inc.	8,518,262
386,916	Teradyne, Inc.	16,594,827
60,358	Texas Instruments, Inc.	5,836,015
38,193	Xilinx, Inc.	2,814,442
		197,933,583

	Software — 24.2%
167,742	Activision Blizzard, Inc.	10,985,424
36,268	Adobe Systems, Inc. (a)	6,352,703
76,963	Atlassian Corp. PLC, Class A (a)	3,722,700
24,098	Autodesk, Inc. (a)	3,011,286
259,342	CA, Inc.	8,397,494
219,327	Cadence Design Systems, Inc. (a)	9,466,153
73,327	Electronic Arts, Inc. (a)	8,769,909
111,185	Guidewire Software, Inc. (a)	8,892,576
38,066	Intuit, Inc.	5,748,727
36,317	Microsoft Corp.	3,020,848
55,952	Oracle Corp.	2,847,957
97,610	Red Hat, Inc. (a)	11,794,216
57,915	salesforce.com, Inc. (a)	5,927,021
92,070	ServiceNow, Inc. (a)	11,634,886
40,724	Splunk, Inc. (a)	2,740,725
134,758	SS&C Technologies Holdings, Inc.	5,417,272
263,848	Symantec Corp.	8,575,060
67,186	Synopsys, Inc. (a)	5,812,933
144,493	Tableau Software, Inc., Class A (a)	11,716,937
141,133	Take-Two Interactive Software, Inc. (a)	15,616,367
99,102	VMware, Inc., Class A (a)	11,861,518
51,339	Workday, Inc., Class A (a)	5,698,116
		168,010,828

	Technology Hardware, Storage & Peripherals — 3.6%
17,552	Apple, Inc.	2,966,990
735,624	Hewlett Packard Enterprise Co.	10,239,886
61,820	NetApp, Inc.	2,746,045

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
100,194	Western Digital Corp.	$8,944,318
		24,897,239
	Total Common Stocks — 100.0%	693,400,277
	(Cost $567,323,979)

	Money Market Funds — 0.5%
2,775,510	Goldman Sachs Financial Square Treasury Obligations Fund-Institutional Class - 0.94% (c) (d)	2,775,510
681,078	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	681,078
	Total Money Market Funds — 0.5%	3,456,588
	(Cost $3,456,588)

Principal Value	Description	Value

	Repurchase Agreements — 1.2%
$356,923	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $356,933. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $366,548. (d)	356,923
8,062,397	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $8,062,625. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $8,264,703. (d)	8,062,397
	Total Repurchase Agreements — 1.2%	8,419,320
	(Cost $8,419,320)

	Total Investments — 101.7%	705,276,185
	(Cost $579,199,887) (e)
	Net Other Assets and Liabilities — (1.7)%	(11,684,597)
	Net Assets — 100.0%	$693,591,588

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $11,188,390 and the total value of the collateral held by the Fund is $11,194,830.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $129,693,863 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,617,565. The net unrealized appreciation was $126,076,298.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$693,400,277	$—	$—
Money Market Funds	3,456,588	—	—
Repurchase Agreements	—	8,419,320	—
Total Investments	$696,856,865	$8,419,320	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Diversified Telecommunication Services — 11.0%
1,179,008	AT&T, Inc.	$39,673,619
3,869,904	CenturyLink, Inc. (a)	73,489,477
204,127	Verizon Communications, Inc.	9,771,560
293,500	Zayo Group Holdings, Inc. (b)	10,583,610
		133,518,266

	Electric Utilities — 44.4%
1,217,360	Avangrid, Inc. (a)	62,974,033
550,307	Duke Energy Corp.	48,597,611
598,441	Edison International	47,845,358
382,048	Eversource Energy	23,931,487
1,532,446	Exelon Corp.	61,619,654
762,074	Great Plains Energy, Inc.	25,018,889
908,204	Hawaiian Electric Industries, Inc.	33,113,118
206,801	NextEra Energy, Inc.	32,068,631
841,154	OGE Energy Corp.	30,988,113
678,246	PG&E Corp.	39,182,271
546,142	Pinnacle West Capital Corp.	47,902,115
798,597	PPL Corp.	29,995,303
611,024	Westar Energy, Inc.	32,677,564
487,972	Xcel Energy, Inc.	24,164,374
		540,078,521

	Gas Utilities — 3.7%
120,494	Atmos Energy Corp.	10,511,896
407,894	National Fuel Gas Co.	23,678,247
215,584	UGI Corp.	10,317,850
		44,507,993

	Independent Power and Renewable Electricity Producers — 10.4%
684,899	Calpine Corp. (b)	10,232,391
2,255,851	NRG Energy, Inc.	56,396,275
3,088,669	Vistra Energy Corp.	60,043,725
		126,672,391

	Multi-Utilities — 22.0%
798,440	Ameren Corp.	49,495,296
375,641	Consolidated Edison, Inc.	32,323,908
282,291	DTE Energy Co.	31,181,864
889,822	MDU Resources Group, Inc.	24,336,632
394,774	NiSource, Inc.	10,410,190
1,190,497	SCANA Corp.	51,358,041
404,641	Sempra Energy	47,545,317
153,600	Vectren Corp.	10,466,304
160,916	WEC Energy Group, Inc.	10,844,129
		267,961,681

	Wireless Telecommunication Services — 8.4%
2,967,980	Sprint Corp. (a) (b)	19,410,589
2,069,817	Telephone & Data Systems, Inc.	60,335,166

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
374,488	T-Mobile US, Inc. (b)	$22,383,148
		102,128,903
	Total Common Stocks — 99.9%	1,214,867,755
	(Cost $1,195,797,765)

	Money Market Funds — 1.6%
18,723,678	Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Class-0.94% (c) (d)	18,723,678
1,005,190	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	1,005,190
	Total Money Market Funds — 1.6%	19,728,868
	(Cost $19,728,868)

Principal Value	Description	Value

	Repurchase Agreements — 4.7%
$2,407,815	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $2,407,883. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $2,472,747. (d)	2,407,815
54,389,176	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $54,390,717. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $55,753,942. (d)	54,389,176
	Total Repurchase Agreements — 4.7%	56,796,991
	(Cost $56,796,991)

	Total Investments — 106.2%	1,291,393,614
	(Cost $1,272,323,624) (e)
	Net Other Assets and Liabilities — (6.2)%	(75,261,241)
	Net Assets — 100.0%	$1,216,132,373

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $75,661,322 and the total value of the collateral held by the Fund is $75,520,669. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 31, 2017, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 30 to October 31, the value of the related securities loaned was above the collateral value received.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $81,473,190 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $62,403,200. The net unrealized appreciation was $19,069,990.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,214,867,755	$—	$—
Money Market Funds	19,728,868	—	—
Repurchase Agreements	—	56,796,991	—
Total Investments	$1,234,596,623	$56,796,991	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Sector Funds

October 31, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)

First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)

First Trust Energy AlphaDEX® Fund – (ticker “FXN”)

First Trust Financials AlphaDEX® Fund – (ticker “FXO”)

First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)

First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)

First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)

First Trust Technology AlphaDEX® Fund – (ticker “FXL”)

First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2017 (Unaudited)

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2017 (Unaudited)

ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of October 31, 2017, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2017, all the Funds except FXH, FXR and FXZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2017 (Unaudited)

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2017 through October 31, 2017) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

October 31, 2017 (Unaudited)

Licensing Information

Each of the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and StrataQuant® Utilities Index (the “StrataQuant® Series”) is a registered trademark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant® Series in connection with the trading of the Funds.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.5%
25,588	Boeing (The) Co.	$6,601,192
12,656	General Dynamics Corp.	2,568,915
11,488	Huntington Ingalls Industries, Inc.	2,674,751
13,808	L3 Technologies, Inc.	2,584,581
16,773	Lockheed Martin Corp.	5,168,768
22,610	Northrop Grumman Corp.	6,681,933
96,582	Textron, Inc.	5,093,735
5,087	TransDigm Group, Inc.	1,411,643
33,623	United Technologies Corp.	4,026,690
		36,812,208

	Air Freight & Logistics — 0.5%
17,096	C.H. Robinson Worldwide, Inc.	1,342,549
21,731	Expeditors International of Washington, Inc.	1,268,656
23,070	FedEx Corp.	5,209,436
		7,820,641

	Airlines — 1.5%
85,287	Alaska Air Group, Inc.	5,631,501
54,788	American Airlines Group, Inc.	2,565,174
134,897	Delta Air Lines, Inc.	6,748,897
23,238	Southwest Airlines Co.	1,251,599
106,847	United Continental Holdings, Inc. (a)	6,248,412
		22,445,583

	Auto Components — 0.4%
37,586	Lear Corp.	6,599,726

	Automobiles — 1.4%
543,429	Ford Motor Co.	6,667,874
161,089	General Motors Co.	6,923,605
80,955	Harley-Davidson, Inc.	3,832,410
11,445	Tesla, Inc. (a)	3,794,361
		21,218,250

	Banks — 4.2%
154,023	Bank of America Corp.	4,218,690
83,145	BB&T Corp.	4,094,060
53,658	Citigroup, Inc.	3,943,863
103,060	Citizens Financial Group, Inc.	3,917,310
34,119	Comerica, Inc.	2,680,730
139,490	Fifth Third Bancorp	4,031,261
24,907	First Republic Bank	2,425,942
93,190	Huntington Bancshares, Inc.	1,286,022
40,861	JPMorgan Chase & Co.	4,111,025
138,253	KeyCorp	2,523,117
8,080	M&T Bank Corp.	1,347,502
28,961	PNC Financial Services Group (The), Inc.	3,961,575
341,685	Regions Financial Corp.	5,289,284
65,300	SunTrust Banks, Inc.	3,931,713
13,907	SVB Financial Group (a)	3,049,527

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
24,279	U.S. Bancorp	$1,320,292
94,358	Wells Fargo & Co.	5,297,258
110,296	Zions Bancorporation	5,124,352
		62,553,523

	Beverages — 0.5%
23,958	Brown-Forman Corp., Class B	1,366,085
13,047	Constellation Brands, Inc., Class A	2,858,467
47,095	Monster Beverage Corp. (a)	2,728,214
		6,952,766

	Biotechnology — 2.0%
73,203	AbbVie, Inc.	6,606,571
27,820	Alexion Pharmaceuticals, Inc. (a)	3,328,941
6,977	Amgen, Inc.	1,222,510
8,308	Biogen, Inc. (a)	2,589,271
35,686	Celgene Corp. (a)	3,603,215
80,289	Gilead Sciences, Inc.	6,018,464
42,784	Vertex Pharmaceuticals, Inc. (a)	6,256,304
		29,625,276

	Building Products — 0.3%
58,052	Fortune Brands Home & Security, Inc.	3,834,915
32,292	Johnson Controls International PLC	1,336,566
		5,171,481

	Capital Markets — 5.9%
13,705	Affiliated Managers Group, Inc.	2,555,982
8,762	Ameriprise Financial, Inc.	1,371,603
73,611	Bank of New York Mellon (The) Corp.	3,787,286
60,438	Cboe Global Markets, Inc.	6,833,120
59,488	Charles Schwab (The) Corp.	2,667,442
9,588	CME Group, Inc.	1,315,186
149,161	E*TRADE Financial Corp. (a)	6,501,928
146,143	Franklin Resources, Inc.	6,157,005
21,940	Goldman Sachs Group (The), Inc.	5,320,011
37,873	Intercontinental Exchange, Inc.	2,503,405
111,383	Invesco Ltd.	3,986,398
37,382	Moody’s Corp.	5,323,571
135,039	Morgan Stanley	6,751,950
44,517	MSCI, Inc.	5,224,515
61,706	Raymond James Financial, Inc.	5,231,435
16,646	S&P Global, Inc.	2,604,600
85,224	SEI Investments Co.	5,497,800
40,852	State Street Corp.	3,758,384
71,760	T. Rowe Price Group, Inc.	6,666,504
79,977	TD Ameritrade Holding Corp.	3,998,050
		88,056,175

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 3.0%
17,207	Air Products and Chemicals, Inc.	$2,743,312
28,630	Albemarle Corp.	4,033,681
49,911	Celanese Corp., Series A	5,206,216
128,528	Chemours (The) Co.	7,275,970
57,506	Eastman Chemical Co.	5,222,120
10,116	Ecolab, Inc.	1,321,756
65,673	LyondellBasell Industries N.V., Class A	6,799,126
241,034	Mosaic (The) Co.	5,384,700
7,265	Sherwin-Williams (The) Co.	2,870,765
46,972	Westlake Chemical Corp.	3,988,392
		44,846,038

	Commercial Services & Supplies — 1.0%
36,065	Cintas Corp.	5,375,128
39,387	Republic Services, Inc.	2,562,912
112,785	Rollins, Inc.	4,952,389
33,244	Waste Management, Inc.	2,731,660
		15,622,089

	Communications Equipment — 1.8%
34,308	Arista Networks, Inc. (a)	6,857,826
154,739	Cisco Systems, Inc.	5,284,337
39,518	Harris Corp.	5,505,648
233,734	Juniper Networks, Inc.	5,803,615
15,328	Motorola Solutions, Inc.	1,387,797
18,055	Palo Alto Networks, Inc. (a)	2,657,696
		27,496,919

	Consumer Finance — 1.7%
268,132	Ally Financial, Inc.	7,006,289
14,381	American Express Co.	1,373,673
76,835	Capital One Financial Corp.	7,082,651
60,530	Discover Financial Services	4,027,061
167,597	Synchrony Financial	5,467,014
		24,956,688

	Containers & Packaging — 0.8%
22,896	International Paper Co.	1,311,254
45,377	Packaging Corp. of America	5,275,984
91,730	WestRock Co.	5,625,801
		12,213,039

	Distributors — 0.3%
27,202	Genuine Parts Co.	2,400,032
72,298	LKQ Corp. (a)	2,724,912
		5,124,944

	Diversified Financial Services — 0.6%
21,290	Berkshire Hathaway, Inc., Class B (a)	3,979,953

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services (Continued)
206,094	Leucadia National Corp.	$5,214,178
		9,194,131

	Diversified Telecommunication Services — 1.1%
166,068	AT&T, Inc.	5,588,188
344,170	CenturyLink, Inc. (b)	6,535,789
78,861	Verizon Communications, Inc.	3,775,076
		15,899,053

	Electric Utilities — 3.9%
93,887	Alliant Energy Corp.	4,061,552
37,045	American Electric Power Co., Inc.	2,756,519
62,010	Duke Energy Corp.	5,476,103
67,435	Edison International	5,391,428
34,074	Entergy Corp.	2,939,223
86,101	Eversource Energy	5,393,367
172,682	Exelon Corp.	6,943,543
8,875	NextEra Energy, Inc.	1,376,246
95,533	PG&E Corp.	5,518,941
61,542	Pinnacle West Capital Corp.	5,397,849
137,124	PPL Corp.	5,150,378
52,951	Southern (The) Co.	2,764,042
109,973	Xcel Energy, Inc.	5,445,863
		58,615,054

	Electrical Equipment — 1.1%
15,193	Acuity Brands, Inc.	2,540,270
59,098	AMETEK, Inc.	3,988,524
67,767	Eaton Corp. PLC	5,422,715
21,901	Rockwell Automation, Inc.	4,398,159
		16,349,668

	Electronic Equipment, Instruments & Components — 1.9%
61,483	Amphenol Corp., Class A	5,349,021
98,556	CDW Corp.	6,898,920
217,409	Corning, Inc.	6,807,076
62,654	TE Connectivity Ltd.	5,699,634
99,439	Trimble, Inc. (a)	4,065,066
		28,819,717

	Equity Real Estate Investment Trusts — 2.3%
19,035	American Tower Corp.	2,734,758
2,918	Equinix, Inc.	1,352,493
250,549	GGP, Inc.	4,875,684
186,989	HCP, Inc.	4,831,796
351,803	Host Hotels & Resorts, Inc.	6,881,267
100,332	Iron Mountain, Inc.	4,013,280
66,543	Kimco Realty Corp.	1,208,421
41,000	Prologis, Inc.	2,647,780
18,061	SBA Communications Corp. (a)	2,838,828
12,840	SL Green Realty Corp.	1,228,531

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
38,228	Weyerhaeuser Co.	$1,372,767
		33,985,605

	Food & Staples Retailing — 1.4%
63,992	CVS Health Corp.	4,385,372
259,415	Kroger (The) Co.	5,369,891
24,115	Sysco Corp.	1,341,276
50,540	Walgreens Boots Alliance, Inc.	3,349,286
66,595	Wal-Mart Stores, Inc.	5,814,409
		20,260,234

	Food Products — 2.6%
153,018	Archer-Daniels-Midland Co.	6,253,846
93,651	Bunge Ltd.	6,441,316
55,573	Campbell Soup Co.	2,632,493
38,559	Conagra Brands, Inc.	1,317,175
25,135	General Mills, Inc.	1,305,009
121,436	Hormel Foods Corp.	3,783,946
43,134	Ingredion, Inc.	5,406,847
49,593	J.M. Smucker (The) Co.	5,259,337
92,333	Tyson Foods, Inc., Class A	6,731,999
		39,131,968

	Gas Utilities — 0.5%
46,553	Atmos Energy Corp.	4,061,284
83,289	UGI Corp.	3,986,211
		8,047,495

	Health Care Equipment & Supplies — 1.9%
34,923	Align Technology, Inc. (a)	8,345,899
89,199	Boston Scientific Corp. (a)	2,510,060
10,972	Cooper (The) Cos., Inc.	2,636,133
15,168	Danaher Corp.	1,399,551
8,366	IDEXX Laboratories, Inc. (a)	1,390,178
14,915	Intuitive Surgical, Inc. (a)	5,598,494
9,161	Stryker Corp.	1,418,764
21,507	Teleflex, Inc.	5,096,729
		28,395,808

	Health Care Providers & Services — 3.4%
20,557	Anthem, Inc.	4,300,730
38,881	Cardinal Health, Inc.	2,406,734
67,219	Centene Corp. (a)	6,296,404
6,960	Cigna Corp.	1,372,651
109,529	DaVita, Inc. (a)	6,652,791
102,731	Express Scripts Holding Co. (a)	6,296,383
15,865	Henry Schein, Inc. (a)	1,246,989
10,680	Humana, Inc.	2,727,138
8,618	Laboratory Corp. of America Holdings (a)	1,324,673
42,348	McKesson Corp.	5,838,942
33,214	UnitedHealth Group, Inc.	6,982,247

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
58,633	Universal Health Services, Inc., Class B	$6,021,609
		51,467,291

	Health Care Technology — 0.2%
36,485	Cerner Corp. (a)	2,463,467

	Hotels, Restaurants & Leisure — 3.4%
32,035	Aramark	1,399,609
20,146	Carnival Corp.	1,337,493
49,541	Darden Restaurants, Inc.	4,075,738
6,554	Domino’s Pizza, Inc.	1,199,382
20,276	Las Vegas Sands Corp.	1,285,093
47,198	Marriott International, Inc., Class A	5,639,217
8,301	McDonald’s Corp.	1,385,520
159,678	MGM Resorts International	5,005,905
48,140	Norwegian Cruise Line Holdings Ltd. (a)	2,683,805
43,902	Royal Caribbean Cruises Ltd.	5,433,751
22,810	Vail Resorts, Inc.	5,223,946
61,707	Wyndham Worldwide Corp.	6,593,393
43,680	Wynn Resorts Ltd.	6,442,363
65,097	Yum China Holdings, Inc. (a)	2,626,664
		50,331,879

	Household Durables — 2.1%
162,907	D.R. Horton, Inc.	7,202,118
120,525	Garmin Ltd.	6,822,920
98,556	Lennar Corp., Class A	5,486,612
5,255	Mohawk Industries, Inc. (a)	1,375,549
2,280	NVR, Inc. (a)	7,481,524
21,159	Whirlpool Corp.	3,468,595
		31,837,318

	Household Products — 0.1%
14,298	Procter & Gamble (The) Co.	1,234,489

	Industrial Conglomerates — 0.4%
9,179	Honeywell International, Inc.	1,323,245
16,035	Roper Technologies, Inc.	4,139,756
		5,463,001

	Insurance — 6.0%
47,952	Aflac, Inc.	4,022,693
7,045	Alleghany Corp. (a)	3,989,020
56,619	Allstate (The) Corp.	5,314,259
37,725	American Financial Group, Inc.	3,979,610
42,386	American International Group, Inc.	2,738,560
26,419	Arch Capital Group Ltd. (a)	2,632,389
42,274	Arthur J. Gallagher & Co.	2,677,213
36,508	Chubb Ltd.	5,506,137

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
16,990	Cincinnati Financial Corp.	$1,192,188
28,483	Everest Re Group Ltd.	6,763,288
151,900	FNF Group	5,684,098
23,470	Hartford Financial Services Group (The), Inc.	1,292,024
53,118	Lincoln National Corp.	4,025,282
81,547	Loews Corp.	4,037,392
31,046	Marsh & McLennan Cos., Inc.	2,512,553
40,439	Principal Financial Group, Inc.	2,662,908
26,870	Progressive (The) Corp.	1,307,226
36,709	Prudential Financial, Inc.	4,054,876
27,974	Reinsurance Group of America, Inc.	4,178,756
32,487	Torchmark Corp.	2,733,131
53,094	Travelers (The) Cos., Inc.	7,032,300
101,776	Unum Group	5,296,423
131,911	XL Group Ltd.	5,338,438
		88,970,764

	Internet & Direct Marketing Retail — 1.3%
1,351	Amazon.com, Inc. (a)	1,493,233
27,113	Expedia, Inc.	3,379,907
275,980	Liberty Interactive Corp. QVC Group, Class A (a)	6,270,266
35,871	Netflix, Inc. (a)	7,046,140
713	Priceline Group (The), Inc. (a)	1,363,227
		19,552,773

	Internet Software & Services — 1.5%
2,673	Alphabet, Inc., Class A (a)	2,761,316
9,700	CoStar Group, Inc. (a)	2,868,775
169,131	eBay, Inc. (a)	6,366,091
30,456	Facebook, Inc., Class A (a)	5,483,907
48,911	VeriSign, Inc. (a)	5,258,911
		22,739,000

	IT Services — 4.5%
19,264	Accenture PLC, Class A	2,742,423
11,902	Automatic Data Processing, Inc.	1,383,727
64,387	Broadridge Financial Solutions, Inc.	5,532,131
89,672	Cognizant Technology Solutions Corp., Class A	6,785,480
60,597	DXC Technology Co.	5,545,838
55,724	Fidelity National Information Services, Inc.	5,168,958
20,175	Fiserv, Inc. (a)	2,611,250
8,404	FleetCor Technologies, Inc. (a)	1,388,929
20,916	Gartner, Inc. (a)	2,620,984
26,904	International Business Machines Corp.	4,144,830
36,855	Mastercard, Inc., Class A	5,482,918
101,592	PayPal Holdings, Inc. (a)	7,371,516

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
99,310	Total System Services, Inc.	$7,155,286
55,382	Vantiv, Inc., Class A (a)	3,876,740
49,445	Visa, Inc., Class A	5,437,961
		67,248,971

	Life Sciences Tools & Services — 1.1%
60,792	Agilent Technologies, Inc.	4,135,680
13,065	Illumina, Inc. (a)	2,680,807
8,308	Mettler-Toledo International, Inc. (a)	5,671,290
20,626	Thermo Fisher Scientific, Inc.	3,997,938
		16,485,715

	Machinery — 2.4%
23,230	Cummins, Inc.	4,108,922
10,361	Deere & Co.	1,376,770
28,473	Dover Corp.	2,718,887
55,135	Fortive Corp.	3,984,055
32,131	IDEX Corp.	4,119,515
8,796	Illinois Tool Works, Inc.	1,376,750
29,178	Ingersoll-Rand PLC	2,585,171
53,953	PACCAR, Inc.	3,870,049
14,866	Parker-Hannifin Corp.	2,714,680
43,652	Snap-on, Inc.	6,887,413
17,237	Stanley Black & Decker, Inc.	2,784,637
		36,526,849

	Media — 1.9%
14,319	Charter Communications, Inc., Class A (a)	4,784,980
33,811	Comcast Corp., Class A	1,218,210
305,536	Discovery Communications, Inc., Class A (a)	5,768,520
125,155	Interpublic Group of Cos. (The), Inc.	2,409,234
17,564	Omnicom Group, Inc.	1,180,125
471,365	Sirius XM Holdings, Inc. (b)	2,564,226
233,649	Viacom, Inc., Class B	5,614,586
52,793	Walt Disney (The) Co.	5,163,683
		28,703,564

	Metals & Mining — 1.2%
277,984	Freeport-McMoRan, Inc. (a)	3,886,216
69,366	Newmont Mining Corp.	2,508,275
116,076	Nucor Corp.	6,712,675
113,227	Steel Dynamics, Inc.	4,213,177
		17,320,343

	Mortgage Real Estate Investment Trusts — 0.1%
106,724	Annaly Capital Management, Inc.	1,223,057

	Multiline Retail — 0.9%
48,156	Dollar General Corp.	3,892,931
29,971	Dollar Tree, Inc. (a)	2,734,854

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail (Continued)
110,236	Target Corp.	$6,508,333
		13,136,118

	Multi-Utilities — 2.9%
89,972	Ameren Corp.	5,577,364
89,076	CenterPoint Energy, Inc.	2,634,868
84,259	CMS Energy Corp.	4,075,608
64,499	Consolidated Edison, Inc.	5,550,139
48,470	DTE Energy Co.	5,353,996
152,515	NiSource, Inc.	4,021,821
112,515	Public Service Enterprise Group, Inc.	5,535,738
134,150	SCANA Corp.	5,787,231
45,599	Sempra Energy	5,357,882
		43,894,647

	Oil, Gas & Consumable Fuels — 4.0%
53,263	Anadarko Petroleum Corp.	2,629,594
25,226	Andeavor	2,680,010
56,813	Apache Corp.	2,350,354
48,634	Cabot Oil & Gas Corp.	1,347,162
44,288	Chevron Corp.	5,132,536
11,447	Cimarex Energy Co.	1,338,498
39,507	Concho Resources, Inc. (a)	5,302,234
25,992	ConocoPhillips	1,329,491
33,695	Continental Resources, Inc. (a)	1,371,723
177,195	Devon Energy Corp.	6,538,495
13,280	Diamondback Energy, Inc. (a)	1,423,085
39,881	EQT Corp.	2,494,158
63,477	Exxon Mobil Corp.	5,290,808
135,659	Kinder Morgan, Inc.	2,456,784
69,597	Marathon Petroleum Corp.	4,157,725
45,873	Noble Energy, Inc.	1,278,481
20,260	Occidental Petroleum Corp.	1,308,188
28,403	Phillips 66	2,586,945
8,816	Pioneer Natural Resources Co.	1,319,491
84,558	Valero Energy Corp.	6,670,781
43,353	Williams (The) Cos., Inc.	1,235,561
		60,242,104

	Personal Products — 0.2%
24,128	Estee Lauder (The) Cos., Inc., Class A	2,697,752

	Pharmaceuticals — 1.5%
31,742	Allergan PLC	5,625,635
81,642	Bristol-Myers Squibb Co.	5,034,046
207,360	Mylan N.V. (a)	7,404,826
15,368	Perrigo Co. PLC	1,244,654
36,443	Pfizer, Inc.	1,277,691
20,405	Zoetis, Inc.	1,302,247
		21,889,099

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.3%
103,034	CBRE Group, Inc., Class A (a)	$4,051,297

	Road & Rail — 1.1%
71,928	CSX Corp.	3,627,329
23,423	J.B. Hunt Transport Services, Inc.	2,491,973
35,913	Kansas City Southern	3,742,853
29,515	Norfolk Southern Corp.	3,878,861
22,437	Union Pacific Corp.	2,597,980
		16,338,996

	Semiconductors & Semiconductor Equipment — 4.7%
102,038	Advanced Micro Devices, Inc. (a)	1,120,887
30,193	Analog Devices, Inc.	2,756,621
124,876	Applied Materials, Inc.	7,046,753
170,820	Intel Corp.	7,770,602
36,819	KLA-Tencor Corp.	4,009,221
35,153	Lam Research Corp.	7,331,861
27,269	Maxim Integrated Products, Inc.	1,432,713
72,452	Microchip Technology, Inc.	6,868,450
165,390	Micron Technology, Inc. (a)	7,328,431
36,387	NVIDIA Corp.	7,525,195
55,222	Qorvo, Inc. (a)	4,186,380
75,287	QUALCOMM, Inc.	3,840,390
12,766	Skyworks Solutions, Inc.	1,453,537
43,538	Texas Instruments, Inc.	4,209,689
55,104	Xilinx, Inc.	4,060,614
		70,941,344

	Software — 5.2%
100,833	Activision Blizzard, Inc.	6,603,553
26,162	Adobe Systems, Inc. (a)	4,582,536
10,600	ANSYS, Inc. (a)	1,449,126
23,179	Autodesk, Inc. (a)	2,896,448
155,899	CA, Inc.	5,048,010
131,843	Cadence Design Systems, Inc. (a)	5,690,344
44,077	Electronic Arts, Inc. (a)	5,271,609
27,461	Intuit, Inc.	4,147,160
17,464	Microsoft Corp.	1,452,656
58,676	Red Hat, Inc. (a)	7,089,821
41,779	salesforce.com, Inc. (a)	4,275,663
55,344	ServiceNow, Inc. (a)	6,993,821
48,464	Synopsys, Inc. (a)	4,193,105
63,630	Take-Two Interactive Software, Inc. (a)	7,040,659
59,572	VMware, Inc., Class A (a) (b)	7,130,173
37,035	Workday, Inc., Class A (a)	4,110,515
		77,975,199

	Specialty Retail — 1.9%
4,373	AutoZone, Inc. (a)	2,577,883
91,361	Best Buy Co., Inc.	5,114,389
220,277	Gap (The), Inc.	5,724,999
23,861	Home Depot (The), Inc.	3,955,677

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
93,796	L Brands, Inc.	$4,036,980
16,276	Lowe’s Cos., Inc.	1,301,266
6,042	O’Reilly Automotive, Inc. (a)	1,274,560
40,299	Ross Stores, Inc.	2,558,583
35,291	TJX (The) Cos., Inc.	2,463,312
		29,007,649

	Technology Hardware, Storage & Peripherals — 1.0%
16,881	Apple, Inc.	2,853,564
353,765	Hewlett Packard Enterprise Co.	4,924,409
65,180	HP, Inc.	1,404,629
29,728	NetApp, Inc.	1,320,518
78,442	Seagate Technology PLC	2,900,001
15,058	Western Digital Corp.	1,344,227
		14,747,348

	Textiles, Apparel & Luxury Goods — 0.5%
25,090	NIKE, Inc., Class B	1,379,699
30,961	PVH Corp.	3,926,164
20,467	VF Corp.	1,425,527
		6,731,390

	Trading Companies & Distributors — 0.7%
28,545	Fastenal Co.	1,340,759
46,884	United Rentals, Inc. (a)	6,633,148
14,475	W.W. Grainger, Inc.	2,861,707
		10,835,614

	Wireless Telecommunication Services — 0.3%
63,295	T-Mobile US, Inc. (a)	3,783,142
	Total Common Stocks — 99.9%	1,494,054,259
	(Cost $1,324,153,762)

	Money Market Funds — 0.1%
1,797,715	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	1,797,715
417,294	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	417,294
	Total Money Market Funds — 0.1%	2,215,009
	(Cost $2,215,009)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$231,181	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $231,188. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $237,416. (d)	$231,181
5,222,065	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $5,222,212. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $5,353,100. (d)	5,222,065
	Total Repurchase Agreements — 0.4%	5,453,246
	(Cost $5,453,246)

	Total Investments — 100.4%	1,501,722,514
	(Cost $1,331,822,017) (e)
	Net Other Assets and Liabilities — (0.4)%	(5,726,341)
	Net Assets — 100.0%	$1,495,996,173

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,183,915 and the total value of the collateral held by the Fund is $7,250,961.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $202,433,205 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,532,708. The net unrealized appreciation was $169,900,497.

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,494,054,259	$—	$—
Money Market Funds	2,215,009	—	—
Repurchase Agreements	—	5,453,246	—
Total Investments	$1,496,269,268	$5,453,246	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.8%
46,117	BWX Technologies, Inc.	$2,763,331
9,885	Curtiss-Wright Corp.	1,168,901
28,658	Esterline Technologies Corp. (a)	2,718,211
28,766	HEICO Corp.	2,608,501
26,995	Hexcel Corp.	1,638,326
19,523	KLX, Inc. (a)	1,071,032
6,648	Spirit AeroSystems Holdings, Inc., Class A	532,505
3,246	Teledyne Technologies, Inc. (a)	551,690
		13,052,497

	Air Freight & Logistics — 0.4%
38,116	XPO Logistics, Inc. (a)	2,643,345

	Airlines — 0.8%
139,420	JetBlue Airways Corp. (a)	2,669,893
77,326	Spirit Airlines, Inc. (a)	2,868,021
		5,537,914

	Auto Components — 1.6%
92,398	Dana, Inc.	2,817,215
130,478	Gentex Corp.	2,532,578
77,699	Goodyear Tire & Rubber (The) Co.	2,376,813
17,840	LCI Industries	2,208,592
25,549	Tenneco, Inc.	1,484,652
		11,419,850

	Automobiles — 0.4%
20,518	Thor Industries, Inc.	2,794,962

	Banks — 4.6%
63,921	Associated Banc-Corp.	1,617,201
16,121	BancorpSouth Bank	509,424
10,753	Bank of the Ozarks	501,305
29,052	BankUnited, Inc.	1,012,462
5,800	BOK Financial Corp.	501,526
12,853	Cathay General Bancorp	537,255
8,944	Commerce Bancshares, Inc.	520,183
5,444	Cullen/Frost Bankers, Inc.	536,234
17,286	East West Bancorp, Inc.	1,034,394
73,656	F.N.B. Corp.	993,619
4,147	First Citizens BancShares, Inc., Class A	1,679,535
11,431	First Financial Bankshares, Inc.	521,825
34,116	First Hawaiian, Inc.	997,552
53,963	First Horizon National Corp.	1,012,886
27,557	Fulton Financial Corp.	501,537
27,367	Glacier Bancorp, Inc.	1,038,851
10,665	Hancock Holding Co.	519,919
6,290	IBERIABANK Corp.	463,888
22,954	MB Financial, Inc.	1,054,507
20,459	PacWest Bancorp	988,579
28,483	People’s United Financial, Inc.	531,493
43,129	Popular, Inc.	1,581,972

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
15,722	Prosperity Bancshares, Inc.	$1,034,193
41,923	Sterling Bancorp	1,050,171
33,653	Synovus Financial Corp.	1,576,643
121,290	TCF Financial Corp.	2,209,904
18,066	Texas Capital Bancshares, Inc. (a)	1,554,579
6,936	UMB Financial Corp.	510,004
52,967	Umpqua Holdings Corp.	1,083,705
13,908	United Bankshares, Inc.	499,993
42,878	Valley National Bancorp	493,097
19,665	Webster Financial Corp.	1,081,378
29,203	Western Alliance Bancorp (a)	1,629,527
13,196	Wintrust Financial Corp.	1,072,703
		32,452,044

	Beverages — 0.3%
20,826	National Beverage Corp.	2,038,865

	Biotechnology — 2.6%
41,149	ACADIA Pharmaceuticals, Inc. (a)	1,433,220
7,741	Agios Pharmaceuticals, Inc. (a)	497,514
21,989	Alnylam Pharmaceuticals, Inc. (a)	2,679,140
18,809	Bluebird Bio, Inc. (a)	2,616,332
54,827	Exact Sciences Corp. (a)	3,014,937
63,974	Exelixis, Inc. (a)	1,585,915
30,574	Ionis Pharmaceuticals, Inc. (a)	1,746,081
57,589	Juno Therapeutics, Inc. (a)	2,586,322
16,864	Neurocrine Biosciences, Inc. (a)	1,047,423
28,688	Portola Pharmaceuticals, Inc. (a)	1,417,474
		18,624,358

	Building Products — 1.1%
17,388	A.O. Smith Corp.	1,029,370
17,926	Allegion PLC	1,494,849
20,163	Armstrong World Industries, Inc. (a)	1,030,329
5,774	Lennox International, Inc.	1,103,585
26,720	Owens Corning	2,209,477
31,650	USG Corp. (a)	1,086,544
		7,954,154

	Capital Markets — 2.6%
178,539	BGC Partners, Inc., Class A	2,708,437
20,932	Eaton Vance Corp.	1,056,438
25,755	Evercore, Inc., Class A	2,062,975
5,738	FactSet Research Systems, Inc.	1,089,474
52,191	Federated Investors, Inc., Class B	1,621,574
22,944	Interactive Brokers Group, Inc., Class A	1,239,435
45,705	Lazard Ltd., Class A	2,172,816
65,721	Legg Mason, Inc.	2,509,228
50,096	LPL Financial Holdings, Inc.	2,485,263
12,159	Morningstar, Inc.	1,036,068

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
9,665	Stifel Financial Corp.	$512,535
		18,494,243

	Chemicals — 1.6%
46,299	Cabot Corp.	2,822,387
17,798	H.B. Fuller Co.	1,012,172
1,214	NewMarket Corp.	486,073
30,172	Olin Corp.	1,102,183
38,723	PolyOne Corp.	1,783,969
10,617	Scotts Miracle-Gro (The) Co.	1,057,666
6,717	Sensient Technologies Corp.	510,828
38,502	Trinseo S.A.	2,733,642
		11,508,920

	Commercial Services & Supplies — 1.8%
30,665	Brink’s (The) Co.	2,333,606
9,113	Clean Harbors, Inc. (a)	487,637
30,066	Copart, Inc. (a)	1,091,095
28,328	Deluxe Corp.	1,973,045
47,868	Healthcare Services Group, Inc.	2,531,739
32,469	KAR Auction Services, Inc.	1,536,758
6,498	MSA Safety, Inc.	516,591
44,399	Tetra Tech, Inc.	2,186,651
		12,657,122

	Communications Equipment — 0.7%
36,113	EchoStar Corp., Class A (a)	2,020,522
9,507	Lumentum Holdings, Inc. (a)	600,367
15,972	NetScout Systems, Inc. (a)	453,605
18,447	Ubiquiti Networks, Inc. (a) (b)	1,147,035
8,033	ViaSat, Inc. (a) (b)	522,948
		4,744,477

	Construction & Engineering — 1.7%
56,146	AECOM (a)	1,968,479
6,016	Dycom Industries, Inc. (a)	528,385
22,342	EMCOR Group, Inc.	1,798,754
12,273	Fluor Corp.	528,844
8,867	Jacobs Engineering Group, Inc.	516,148
55,678	MasTec, Inc. (a)	2,424,777
69,132	Quanta Services, Inc. (a)	2,608,350
9,804	Valmont Industries, Inc.	1,557,856
		11,931,593

	Construction Materials — 0.5%
19,370	Eagle Materials, Inc.	2,044,891
48,394	Summit Materials, Inc., Class A (a)	1,519,572
		3,564,463

	Consumer Finance — 1.5%
7,377	Credit Acceptance Corp. (a) (b)	2,115,207
8,182	FirstCash, Inc.	522,421
137,601	Navient Corp.	1,714,509

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
73,316	OneMain Holdings, Inc. (a)	$2,329,249
168,085	Santander Consumer USA Holdings, Inc. (a)	2,796,934
90,095	SLM Corp. (a)	954,106
		10,432,426

	Containers & Packaging — 1.8%
11,973	AptarGroup, Inc.	1,042,489
5,254	Avery Dennison Corp.	557,817
34,016	Bemis Co., Inc.	1,531,400
27,362	Berry Global Group, Inc. (a)	1,626,671
8,653	Crown Holdings, Inc. (a)	520,651
111,117	Graphic Packaging Holding Co.	1,721,203
17,653	Greif, Inc., Class A	980,271
82,145	Owens-Illinois, Inc. (a)	1,962,444
35,113	Silgan Holdings, Inc.	1,027,055
40,967	Sonoco Products Co.	2,121,681
		13,091,682

	Diversified Consumer Services — 1.4%
23,973	Bright Horizons Family Solutions, Inc. (a)	2,068,870
2,649	Graham Holdings Co., Class B	1,474,036
22,757	Grand Canyon Education, Inc. (a)	2,036,979
19,513	H&R Block, Inc.	482,752
44,929	Service Corp. International	1,593,182
44,228	ServiceMaster Global Holdings, Inc. (a)	2,083,581
		9,739,400

	Diversified Telecommunication Services — 0.2%
45,034	Zayo Group Holdings, Inc. (a)	1,623,926

	Electric Utilities — 1.7%
26,741	ALLETE, Inc.	2,095,158
61,935	Hawaiian Electric Industries, Inc.	2,258,150
17,629	IDACORP, Inc.	1,622,397
57,362	OGE Energy Corp.	2,113,216
51,285	PNM Resources, Inc.	2,225,769
45,284	Portland General Electric Co.	2,161,858
		12,476,548

	Electrical Equipment — 0.7%
29,879	EnerSys	2,072,706
8,906	Hubbell, Inc.	1,120,553
6,540	Regal Beloit Corp.	530,721
32,247	Sensata Technologies Holding N.V. (a)	1,577,201
		5,301,181

	Electronic Equipment, Instruments & Components — 5.7%
18,236	Anixter International, Inc. (a)	1,252,813

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
32,128	Arrow Electronics, Inc. (a)	$2,685,580
65,737	Avnet, Inc.	2,616,333
85,029	AVX Corp.	1,601,946
19,248	Belden, Inc.	1,538,108
23,427	Cognex Corp.	2,885,035
8,788	Coherent, Inc. (a)	2,308,695
17,966	Dolby Laboratories, Inc., Class A	1,040,950
26,559	FLIR Systems, Inc.	1,243,492
13,961	IPG Photonics Corp. (a)	2,972,436
26,685	Itron, Inc. (a)	2,085,433
54,294	Jabil, Inc.	1,535,434
12,403	Keysight Technologies, Inc. (a)	554,042
13,189	Littelfuse, Inc.	2,756,501
36,758	National Instruments Corp.	1,654,110
69,542	Sanmina Corp. (a)	2,275,762
16,337	SYNNEX Corp.	2,203,535
23,262	Tech Data Corp. (a)	2,158,016
20,050	Universal Display Corp.	2,937,325
19,034	Zebra Technologies Corp., Class A (a)	2,207,754
		40,513,300

	Energy Equipment & Services — 0.3%
19,831	Helmerich & Payne, Inc. (b)	1,077,022
49,350	Patterson-UTI Energy, Inc.	976,143
		2,053,165

	Equity Real Estate Investment Trusts — 5.0%
136,620	Apple Hospitality REIT, Inc.	2,587,583
29,542	Brandywine Realty Trust	516,690
109,934	Brixmor Property Group, Inc.	1,920,547
23,735	Columbia Property Trust, Inc.	524,069
96,506	CoreCivic, Inc.	2,379,838
18,470	CoreSite Realty Corp.	2,045,553
55,320	Cousins Properties, Inc.	498,986
17,536	CyrusOne, Inc.	1,076,535
17,842	DCT Industrial Trust, Inc.	1,035,193
56,407	DDR Corp.	432,642
5,864	EastGroup Properties, Inc.	531,220
14,380	Education Realty Trust, Inc.	501,862
50,989	Equity Commonwealth (a)	1,532,219
14,007	Gaming and Leisure Properties, Inc.	511,816
19,208	GEO Group (The), Inc.	498,448
17,080	Gramercy Property Trust	507,276
90,680	Hospitality Properties Trust	2,591,634
89,023	LaSalle Hotel Properties	2,511,339
6,316	Life Storage, Inc.	510,459
9,399	Macerich (The) Co.	513,185
24,805	National Retail Properties, Inc.	996,665

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
41,041	Outfront Media, Inc.	$962,411
51,259	Piedmont Office Realty Trust, Inc., Class A	991,349
3,871	PS Business Parks, Inc.	512,249
70,458	RLJ Lodging Trust	1,526,120
8,268	Ryman Hospitality Properties, Inc.	546,763
79,289	Senior Housing Properties Trust	1,458,918
120,582	Spirit Realty Capital, Inc.	1,002,036
160,763	Sunstone Hotel Investors, Inc.	2,623,652
186,982	VEREIT, Inc.	1,475,288
16,279	Weingarten Realty Investors	495,696
		35,818,241

	Food & Staples Retailing — 0.8%
14,163	Casey’s General Stores, Inc.	1,622,655
18,290	Performance Food Group Co. (a)	517,607
82,583	Sprouts Farmers Market, Inc. (a)	1,526,960
77,407	US Foods Holding Corp. (a)	2,111,663
		5,778,885

	Food Products — 2.0%
54,676	Blue Buffalo Pet Products, Inc. (a)	1,581,777
147,459	Darling Ingredients, Inc. (a)	2,691,127
82,407	Flowers Foods, Inc.	1,568,205
56,829	Fresh Del Monte Produce, Inc.	2,529,459
4,302	Lancaster Colony Corp.	538,696
72,748	Pilgrim’s Pride Corp. (a)	2,311,931
9,038	Pinnacle Foods, Inc.	491,848
15,995	Sanderson Farms, Inc.	2,392,372
		14,105,415

	Gas Utilities — 1.4%
36,509	National Fuel Gas Co.	2,119,347
36,776	New Jersey Resources Corp.	1,634,693
21,049	ONE Gas, Inc.	1,620,352
29,927	South Jersey Industries, Inc.	1,016,620
26,627	Southwest Gas Holdings, Inc.	2,193,799
20,765	Spire, Inc.	1,639,397
		10,224,208

	Health Care Equipment & Supplies — 1.6%
12,259	ABIOMED, Inc. (a)	2,365,007
21,947	Cantel Medical Corp.	2,152,562
6,982	Hill-Rom Holdings, Inc.	563,517
11,121	ICU Medical, Inc. (a)	2,125,223
28,142	Insulet Corp. (a)	1,655,031
10,236	Integra LifeSciences Holdings Corp. (a)	478,840
11,444	Penumbra, Inc. (a)	1,150,694
10,735	West Pharmaceutical Services, Inc.	1,088,529
		11,579,403

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 1.3%
5,114	Chemed Corp.	$1,142,621
30,646	HealthEquity, Inc. (a)	1,539,042
11,147	HealthSouth Corp.	514,323
59,914	MEDNAX, Inc. (a)	2,623,634
26,737	Patterson Cos., Inc.	989,269
12,035	WellCare Health Plans, Inc. (a)	2,379,801
		9,188,690

	Health Care Technology — 0.3%
19,858	Medidata Solutions, Inc. (a)	1,493,917
9,159	Veeva Systems, Inc., Class A (a)	558,150
		2,052,067

	Hotels, Restaurants & Leisure — 2.6%
99,173	Boyd Gaming Corp.	2,898,827
8,086	Choice Hotels International, Inc.	563,998
12,529	Churchill Downs, Inc.	2,612,923
10,224	Cracker Barrel Old Country Store, Inc. (b)	1,596,273
9,845	Dave & Buster’s Entertainment, Inc. (a)	474,529
77,320	ILG, Inc.	2,294,084
10,139	Jack in the Box, Inc.	1,049,488
16,596	Marriott Vacations Worldwide Corp.	2,184,366
56,347	Scientific Games Corp., Class A (a)	2,682,117
8,478	Six Flags Entertainment Corp.	532,334
21,030	Texas Roadhouse, Inc.	1,051,710
33,270	Wendy’s (The) Co.	506,037
		18,446,686

	Household Durables — 1.9%
70,529	CalAtlantic Group, Inc.	3,479,901
15,997	Helen of Troy Ltd. (a)	1,486,121
20,116	iRobot Corp. (a) (b)	1,351,594
32,476	Leggett & Platt, Inc.	1,534,816
75,623	PulteGroup, Inc.	2,286,083
8,008	Tempur Sealy International, Inc. (a)	523,483
49,838	Toll Brothers, Inc.	2,294,542
8,358	Tupperware Brands Corp.	491,032
		13,447,572

	Household Products — 0.4%
22,440	Energizer Holdings, Inc.	964,696
33,100	HRG Group, Inc. (a)	536,882
9,757	Spectrum Brands Holdings, Inc.	1,072,489
		2,574,067

	Independent Power and Renewable Electricity Producers — 0.9%
100,955	NRG Energy, Inc.	2,523,875
16,927	Ormat Technologies, Inc.	1,099,070

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
138,227	Vistra Energy Corp.	$2,687,133
		6,310,078

	Industrial Conglomerates — 0.2%
10,304	Carlisle Cos., Inc.	1,131,688

	Insurance — 5.6%
13,128	American National Insurance Co.	1,598,072
191,937	AmTrust Financial Services, Inc.	2,410,729
63,947	Aspen Insurance Holdings Ltd.	2,743,326
21,637	Assurant, Inc.	2,177,764
68,436	Assured Guaranty Ltd.	2,538,976
38,387	Athene Holding Ltd., Class A (a)	2,001,114
45,079	Axis Capital Holdings Ltd.	2,451,847
32,166	Brown & Brown, Inc.	1,603,153
110,688	CNO Financial Group, Inc.	2,653,191
9,296	Enstar Group Ltd. (a)	2,117,629
4,286	Erie Indemnity Co., Class A	517,749
41,360	First American Financial Corp.	2,250,811
5,330	Hanover Insurance Group (The), Inc.	524,365
131,207	Old Republic International Corp.	2,662,190
19,008	Primerica, Inc.	1,682,208
18,910	ProAssurance Corp.	1,059,906
19,117	RenaissanceRe Holdings Ltd.	2,645,028
19,190	Selective Insurance Group, Inc.	1,143,724
41,999	Validus Holdings Ltd.	2,187,308
30,967	W. R. Berkley Corp.	2,123,717
602	White Mountains Insurance Group Ltd.	535,268
		39,628,075

	Internet & Direct Marketing Retail — 0.3%
30,665	Wayfair, Inc., Class A (a)	2,143,484

	Internet Software & Services — 1.4%
42,421	Akamai Technologies, Inc. (a)	2,216,497
15,872	Cimpress N.V. (a) (b)	1,732,270
11,875	GoDaddy, Inc., Class A (a)	554,562
39,248	GrubHub, Inc. (a)	2,394,913
17,578	IAC/InterActiveCorp (a)	2,268,441
4,695	LogMeIn, Inc.	568,330
12,850	Zillow Group, Inc., Class C (a)	530,448
		10,265,461

	IT Services — 3.2%
13,819	Booz Allen Hamilton Holding Corp.	522,220
11,124	CACI International, Inc., Class A (a)	1,599,075
44,716	CoreLogic, Inc. (a)	2,097,180
48,035	CSRA, Inc.	1,536,640

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
47,075	DST Systems, Inc.	$2,759,537
17,629	EPAM Systems, Inc. (a)	1,606,883
16,353	Euronet Worldwide, Inc. (a)	1,580,354
57,283	First Data Corp., Class A (a)	1,020,210
53,916	Genpact Ltd.	1,641,742
5,027	Jack Henry & Associates, Inc.	553,624
34,900	Leidos Holdings, Inc.	2,181,948
24,032	MAXIMUS, Inc.	1,596,446
28,547	Sabre Corp.	558,379
7,730	Science Applications International Corp.	566,918
89,672	Square, Inc., Class A (a)	3,334,902
		23,156,058

	Leisure Products — 0.5%
36,926	Brunswick Corp.	1,870,302
133,513	Mattel, Inc. (b)	1,885,203
		3,755,505

	Life Sciences Tools & Services — 1.0%
8,548	Bio-Techne Corp.	1,119,959
52,103	Bruker Corp.	1,636,034
19,133	Charles River Laboratories International, Inc. (a)	2,224,977
7,492	PerkinElmer, Inc.	541,821
20,351	PRA Health Sciences, Inc. (a)	1,657,182
		7,179,973

	Machinery — 3.9%
14,008	AGCO Corp.	960,529
27,536	Allison Transmission Holdings, Inc.	1,170,005
36,676	Barnes Group, Inc.	2,387,241
24,817	Colfax Corp. (a)	1,035,117
22,494	Donaldson Co., Inc.	1,061,942
16,710	Graco, Inc.	2,202,211
46,686	ITT, Inc.	2,177,435
20,443	John Bean Technologies Corp.	2,185,357
12,808	Kennametal, Inc.	559,069
11,272	Lincoln Electric Holdings, Inc.	1,033,304
4,031	Middleby (The) Corp. (a)	467,193
58,621	Navistar International Corp. (a)	2,480,254
4,361	Nordson Corp.	552,495
12,520	Oshkosh Corp.	1,146,331
31,928	Timken (The) Co.	1,505,405
8,326	Toro (The) Co.	523,289
80,987	Trinity Industries, Inc.	2,633,697
13,965	WABCO Holdings, Inc. (a)	2,060,815
6,822	Wabtec Corp.	521,883
13,315	Woodward, Inc.	1,029,649
		27,693,221

	Marine — 0.3%
31,338	Kirby Corp. (a)	2,220,297

Shares	Description	Value

	Common Stocks (Continued)
	Media — 2.1%
26,510	AMC Networks, Inc., Class A (a)	$1,348,829
1,432	Cable One, Inc.	1,016,448
57,077	Cinemark Holdings, Inc.	2,074,178
19,315	John Wiley & Sons, Inc., Class A	1,055,565
59,322	Live Nation Entertainment, Inc. (a)	2,597,117
105,448	New York Times (The) Co., Class A	2,014,057
16,587	Nexstar Media Group, Inc., Class A	1,058,250
80,607	Sinclair Broadcast Group, Inc., Class A	2,555,242
77,523	TEGNA, Inc.	948,106
		14,667,792

	Metals & Mining — 1.2%
33,249	Alcoa Corp. (a)	1,588,637
33,917	Reliance Steel & Aluminum Co.	2,606,182
6,005	Royal Gold, Inc.	505,081
60,409	United States Steel Corp.	1,529,556
56,162	Worthington Industries, Inc.	2,555,371
		8,784,827

	Mortgage Real Estate Investment Trusts — 1.6%
47,665	AGNC Investment Corp.	959,496
136,547	Chimera Investment Corp.	2,498,810
294,916	MFA Financial, Inc.	2,430,108
92,653	New Residential Investment Corp.	1,633,472
71,366	Starwood Property Trust, Inc.	1,535,083
256,296	Two Harbors Investment Corp.	2,511,701
		11,568,670

	Multiline Retail — 1.1%
56,593	Kohl’s Corp.	2,363,323
118,399	Macy’s, Inc.	2,221,165
21,918	Nordstrom, Inc.	869,049
55,678	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,486,023
		7,939,560

	Multi-Utilities — 1.0%
15,004	Black Hills Corp.	979,161
59,734	MDU Resources Group, Inc.	1,633,725
45,372	NorthWestern Corp.	2,689,652
23,568	Vectren Corp.	1,605,924
		6,908,462

	Oil, Gas & Consumable Fuels — 2.6%
103,858	Antero Resources Corp. (a)	2,014,845
122,006	CONSOL Energy, Inc. (a)	1,967,957
28,348	Energen Corp. (a)	1,465,592
43,093	HollyFrontier Corp.	1,592,286
79,922	Laredo Petroleum, Inc. (a)	952,670
77,815	Murphy Oil Corp.	2,081,551
69,658	Newfield Exploration Co. (a)	2,144,770

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
42,154	PDC Energy, Inc. (a)	$2,146,903
105,609	Range Resources Corp.	1,912,579
29,875	RSP Permian, Inc. (a)	1,027,999
134,790	WPX Energy, Inc. (a)	1,520,431
		18,827,583

	Paper & Forest Products — 0.4%
95,401	Louisiana-Pacific Corp. (a)	2,592,999

	Personal Products — 0.5%
21,301	Edgewell Personal Care Co. (a)	1,383,074
7,618	Herbalife Ltd. (a) (b)	553,219
25,212	Nu Skin Enterprises, Inc., Class A	1,603,735
		3,540,028

	Pharmaceuticals — 0.5%
64,716	Catalent, Inc. (a)	2,756,254
21,528	Nektar Therapeutics (a)	518,610
		3,274,864

	Professional Services — 1.0%
8,771	ManpowerGroup, Inc.	1,081,289
38,502	On Assignment, Inc. (a)	2,357,092
20,529	Robert Half International, Inc.	1,062,786
43,732	TransUnion (a)	2,295,493
		6,796,660

	Real Estate Management & Development — 0.6%
16,736	Jones Lang LaSalle, Inc.	2,167,145
62,724	Realogy Holdings Corp.	2,027,867
		4,195,012

	Road & Rail — 1.2%
5,513	AMERCO	2,164,624
20,944	Genesee & Wyoming, Inc., Class A (a)	1,503,360
5,185	Landstar System, Inc.	512,019
18,770	Old Dominion Freight Line, Inc.	2,273,610
24,444	Ryder System, Inc.	1,981,920
		8,435,533

	Semiconductors & Semiconductor Equipment — 3.7%
31,990	Advanced Energy Industries, Inc. (a)	2,710,193
7,836	Cavium, Inc. (a)	540,606
137,601	Cypress Semiconductor Corp.	2,182,352
89,548	Entegris, Inc.	2,932,697
19,439	Integrated Device Technology, Inc. (a)	603,970
28,866	Marvell Technology Group Ltd.	533,155
20,074	Microsemi Corp. (a)	1,071,349
27,352	MKS Instruments, Inc.	2,971,795
14,547	Monolithic Power Systems, Inc.	1,769,934

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
139,873	ON Semiconductor Corp. (a)	$2,982,092
41,281	Semtech Corp. (a)	1,694,585
19,401	Silicon Laboratories, Inc. (a)	1,841,155
69,281	Teradyne, Inc.	2,971,462
39,930	Versum Materials, Inc.	1,680,254
		26,485,599

	Software — 3.3%
24,678	Aspen Technology, Inc. (a)	1,592,225
11,770	Blackbaud, Inc.	1,192,301
3,678	Fair Isaac Corp.	533,898
61,621	FireEye, Inc. (a)	1,042,627
26,545	Guidewire Software, Inc. (a)	2,123,069
30,737	HubSpot, Inc. (a)	2,660,287
27,571	Paycom Software, Inc. (a)	2,266,336
26,888	Pegasystems, Inc.	1,567,570
11,848	Proofpoint, Inc. (a)	1,094,874
51,799	RealPage, Inc. (a)	2,242,897
15,556	Splunk, Inc. (a)	1,046,919
38,607	SS&C Technologies Holdings, Inc.	1,552,001
27,597	Tableau Software, Inc., Class A (a)	2,237,841
2,964	Tyler Technologies, Inc. (a)	525,488
17,749	Zendesk, Inc. (a)	550,219
410,073	Zynga, Inc., Class A (a)	1,599,285
		23,827,837

	Specialty Retail — 4.5%
47,370	Aaron’s, Inc.	1,743,216
20,834	Advance Auto Parts, Inc.	1,702,971
54,434	AutoNation, Inc. (a) (b)	2,580,172
110,076	Bed Bath & Beyond, Inc.	2,190,512
10,825	Burlington Stores, Inc. (a)	1,016,359
95,648	Dick’s Sporting Goods, Inc.	2,340,507
47,075	Five Below, Inc. (a)	2,600,894
73,352	Foot Locker, Inc.	2,206,428
72,198	Michaels (The) Cos., Inc. (a)	1,402,085
29,953	Murphy USA, Inc. (a)	2,227,305
569,045	Office Depot, Inc.	1,764,040
43,447	Penske Automotive Group, Inc.	2,025,499
79,166	Sally Beauty Holdings, Inc. (a)	1,370,363
38,819	Signet Jewelers Ltd. (b)	2,545,362
24,492	Tractor Supply Co.	1,475,888
51,815	Williams-Sonoma, Inc. (b)	2,673,654
		31,865,255

	Textiles, Apparel & Luxury Goods — 1.0%
10,464	Carter’s, Inc.	1,012,183
25,172	Columbia Sportswear Co.	1,570,229
41,940	Hanesbrands, Inc.	943,650
102,968	Skechers U.S.A., Inc., Class A (a)	3,286,738
31,353	Under Armour, Inc., Class A (a) (b)	392,540
		7,205,340

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 1.6%
51,032	Essent Group Ltd. (a)	$2,174,984
10,568	LendingTree, Inc. (a)	2,832,752
206,183	MGIC Investment Corp. (a)	2,948,417
120,255	New York Community Bancorp, Inc.	1,510,403
55,291	Radian Group, Inc.	1,158,899
30,710	Washington Federal, Inc.	1,068,708
		11,694,163

	Tobacco — 0.1%
25,242	Vector Group Ltd.	524,529

	Trading Companies & Distributors — 1.1%
48,492	Air Lease Corp.	2,106,977
20,163	Beacon Roofing Supply, Inc. (a)	1,117,232
57,299	HD Supply Holdings, Inc. (a)	2,027,811
20,512	MSC Industrial Direct Co., Inc., Class A	1,700,445
31,052	Triton International Ltd.	1,238,975
		8,191,440

	Transportation Infrastructure — 0.1%
14,317	Macquarie Infrastructure Corp.	995,747

	Wireless Telecommunication Services — 0.4%
92,630	Telephone & Data Systems, Inc.	2,700,165
	Total Common Stocks — 100.0%	712,371,574
	(Cost $634,547,963)

	Money Market Funds — 0.5%
3,381,423	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	3,381,423
277,593	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	277,593
	Total Money Market Funds — 0.5%	3,659,016
	(Cost $3,659,016)

Principal Value	Description	Value

	Repurchase Agreements — 1.4%
$434,842	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $434,854. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $446,568. (d)	$434,842
9,822,472	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $9,822,751. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $10,068,944. (d)	9,822,472
	Total Repurchase Agreements — 1.4%	10,257,314
	(Cost $10,257,314)

	Total Investments — 101.9%	726,287,904
	(Cost $648,464,293) (e)
	Net Other Assets and Liabilities — (1.9)%	(13,907,256)
	Net Assets — 100.0%	$712,380,648

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $13,122,141 and the total value of the collateral held by the Fund is $13,638,737.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $92,563,442 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,739,831. The net unrealized appreciation was $77,823,611.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$712,371,574	$—	$—
Money Market Funds	3,659,016	—	—
Repurchase Agreements	—	10,257,314	—
Total Investments	$716,030,590	$10,257,314	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.5%
26,927	AAR Corp.	$1,047,191
48,430	Aerojet Rocketdyne Holdings, Inc. (a)	1,529,419
31,329	Aerovironment, Inc. (a)	1,602,792
77,776	Kratos Defense & Security Solutions, Inc. (a)	936,423
32,682	Mercury Systems, Inc. (a)	1,649,461
8,129	Moog, Inc., Class A (a)	713,401
11,399	Triumph Group, Inc.	353,939
		7,832,626

	Air Freight & Logistics — 0.9%
69,660	Air Transport Services Group, Inc. (a)	1,685,772
25,768	Atlas Air Worldwide Holdings, Inc. (a)	1,580,867
11,850	Forward Air Corp.	680,664
23,686	Hub Group, Inc., Class A (a)	1,025,604
		4,972,907

	Airlines — 0.6%
10,299	Allegiant Travel Co.	1,404,784
45,154	Hawaiian Holdings, Inc. (a)	1,512,659
7,725	SkyWest, Inc.	363,847
		3,281,290

	Auto Components — 1.6%
96,446	American Axle & Manufacturing Holdings, Inc. (a)	1,715,775
45,335	Cooper Tire & Rubber Co.	1,486,988
11,696	Cooper-Standard Holdings, Inc. (a)	1,303,870
39,340	Fox Factory Holding Corp. (a)	1,673,917
36,512	Gentherm, Inc. (a)	1,223,152
28,112	Standard Motor Products, Inc.	1,227,651
		8,631,353

	Automobiles — 0.3%
37,889	Winnebago Industries, Inc.	1,862,244

	Banks — 6.7%
13,351	1st Source Corp.	685,040
7,065	Ameris Bancorp	338,413
49,027	Banc of California, Inc. (b)	1,032,018
17,926	BancFirst Corp.	979,656
16,601	Banner Corp.	951,569
17,502	Berkshire Hills Bancorp, Inc.	670,327
40,980	Boston Private Financial Holdings, Inc.	651,582
21,878	Brookline Bancorp, Inc.	336,921
12,653	CenterState Bank Corp.	337,076
10,538	Central Pacific Financial Corp.	327,943
9,432	City Holding Co.	664,862
8,053	Columbia Banking System, Inc.	350,386
31,187	Customers Bancorp, Inc. (a)	852,653

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
14,030	CVB Financial Corp.	$334,756
10,115	Eagle Bancorp, Inc. (a)	674,165
8,007	Enterprise Financial Services Corp.	349,105
7,021	FCB Financial Holdings, Inc., Class A (a)	327,881
264,926	First BanCorp (a)	1,364,369
32,440	First Busey Corp.	1,009,533
23,999	First Commonwealth Financial Corp.	349,425
8,865	First Interstate BancSystem, Inc., Class A	348,394
15,798	First Merchants Corp.	679,314
14,479	First Midwest Bancorp, Inc.	334,320
24,644	Great Western Bancorp, Inc.	1,000,300
71,693	Green Bancorp, Inc. (a)	1,588,000
21,913	Hanmi Financial Corp.	673,825
13,729	Heartland Financial USA, Inc.	676,153
26,085	Hilltop Holdings, Inc.	614,563
57,443	Hope Bancorp, Inc.	1,059,823
9,085	Independent Bank Corp.	655,028
16,913	International Bancshares Corp.	686,668
33,246	Lakeland Bancorp, Inc.	683,205
20,881	Lakeland Financial Corp.	1,008,135
8,495	LegacyTexas Financial Group, Inc.	338,865
19,003	National Bank Holdings Corp., Class A	623,678
9,235	NBT Bancorp, Inc.	352,223
55,591	Old National Bancorp	1,011,756
3,140	Park National Corp.	344,741
7,905	Renasant Corp.	327,267
25,703	S&T Bancorp, Inc.	1,050,996
8,183	Sandy Spring Bancorp, Inc.	330,675
14,195	Seacoast Banking Corp. of Florida (a)	351,894
17,457	ServisFirst Bancshares, Inc.	715,912
11,714	Simmons First National Corp., Class A	675,898
3,766	South State Corp.	339,128
9,326	Southside Bancshares, Inc.	330,234
11,836	State Bank Financial Corp.	342,179
3,937	Tompkins Financial Corp.	342,991
30,368	TowneBank	1,017,328
24,965	TriCo Bancshares	1,034,050
20,478	Trustmark Corp.	674,545
19,213	Union Bankshares Corp.	663,041
23,763	United Community Banks, Inc.	651,581
17,770	Washington Trust Bancorp, Inc.	986,235
16,534	WesBanco, Inc.	667,974
5,696	Westamerica Bancorporation	331,678
		36,100,277

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Beverages — 0.7%
6,513	Boston Beer (The) Co., Inc., Class A (a)	$1,159,639
6,287	Coca-Cola Bottling Co. Consolidated	1,418,096
16,779	MGP Ingredients, Inc.	1,140,301
		3,718,036

	Biotechnology — 2.7%
9,086	Acceleron Pharma, Inc. (a)	354,354
82,709	Array BioPharma, Inc. (a)	864,309
14,602	Blueprint Medicines Corp. (a)	969,865
63,089	Dynavax Technologies Corp. (a)	1,387,958
25,150	Emergent BioSolutions, Inc. (a)	1,030,898
18,909	FibroGen, Inc. (a)	1,056,068
16,871	Foundation Medicine, Inc. (a) (b)	759,195
39,045	Halozyme Therapeutics, Inc. (a)	692,268
72,769	Immunomedics, Inc. (a) (b)	780,084
95,523	Keryx Biopharmaceuticals, Inc. (a) (b)	618,989
7,472	Ligand Pharmaceuticals, Inc. (a)	1,086,055
57,088	MiMedx Group, Inc. (a) (b)	723,876
73,320	Momenta Pharmaceuticals, Inc. (a)	1,033,812
15,707	Prothena Corp. PLC (a)	911,791
8,849	Repligen Corp. (a)	329,183
22,428	Sarepta Therapeutics, Inc. (a)	1,105,925
11,410	Spark Therapeutics, Inc. (a)	923,069
		14,627,699

	Building Products — 2.4%
16,746	Advanced Drainage Systems, Inc.	327,384
7,046	American Woodmark Corp. (a)	680,644
28,107	Apogee Enterprises, Inc.	1,341,547
94,248	Builders FirstSource, Inc. (a)	1,698,349
39,127	Continental Building Products, Inc. (a)	1,044,691
10,886	Gibraltar Industries, Inc. (a)	361,960
30,550	Griffon Corp.	688,903
21,737	NCI Building Systems, Inc. (a)	346,705
20,161	Patrick Industries, Inc. (a)	1,874,973
19,889	Ply Gem Holdings, Inc. (a)	336,124
20,745	Simpson Manufacturing Co., Inc.	1,156,326
15,060	Trex Co., Inc. (a)	1,648,317
13,819	Universal Forest Products, Inc.	1,560,165
		13,066,088

	Capital Markets — 1.0%
34,665	Houlihan Lokey, Inc.	1,443,104
15,754	Moelis & Co., Class A	673,483
80,893	TPG Specialty Lending, Inc. (b)	1,653,453
84,481	Waddell & Reed Financial, Inc., Class A	1,578,950
		5,348,990

	Chemicals — 1.3%
8,531	AdvanSix, Inc. (a)	394,729

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
6,088	Chase Corp.	$722,950
22,002	Innospec, Inc.	1,360,824
25,156	Kraton Corp. (a)	1,233,399
19,199	Minerals Technologies, Inc.	1,380,408
4,584	Quaker Chemical Corp.	711,987
12,160	Stepan Co.	971,097
		6,775,394

	Commercial Services & Supplies — 2.7%
85,489	ACCO Brands Corp. (a)	1,115,631
13,462	Advanced Disposal Services, Inc. (a)	335,473
26,807	Brady Corp., Class A	1,020,006
22,836	Covanta Holding Corp.	367,660
28,337	Herman Miller, Inc.	952,123
16,354	HNI Corp.	559,634
15,484	Interface, Inc.	353,035
67,821	Knoll, Inc.	1,439,162
10,895	Matthews International Corp., Class A	684,751
23,253	McGrath RentCorp	1,039,409
19,687	Mobile Mini, Inc.	651,640
8,276	Multi-Color Corp.	684,425
59,992	Quad/Graphics, Inc.	1,367,218
88,079	Steelcase, Inc., Class A	1,281,549
8,953	UniFirst Corp.	1,410,098
6,303	US Ecology, Inc.	299,708
16,705	Viad Corp.	969,725
		14,531,247

	Communications Equipment — 1.3%
7,200	Acacia Communications, Inc. (a) (b)	304,632
28,259	ADTRAN, Inc.	596,265
20,974	Applied Optoelectronics, Inc. (a) (b)	854,481
142,601	Extreme Networks, Inc. (a)	1,711,212
28,496	NETGEAR, Inc. (a)	1,329,338
15,337	Plantronics, Inc.	695,686
143,385	Viavi Solutions, Inc. (a)	1,330,613
		6,822,227

	Construction & Engineering — 0.9%
20,170	Argan, Inc.	1,386,688
28,496	Comfort Systems USA, Inc.	1,262,373
23,053	Primoris Services Corp.	651,708
59,702	Tutor Perini Corp. (a)	1,683,596
		4,984,365

	Construction Materials — 0.3%
17,777	US Concrete, Inc. (a)	1,390,161

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 1.2%
30,619	Encore Capital Group, Inc. (a)	$1,422,252
34,198	Green Dot Corp., Class A (a)	1,936,291
33,575	Nelnet, Inc., Class A	1,965,480
47,344	PRA Group, Inc. (a)	1,320,898
		6,644,921

	Distributors — 0.1%
10,551	Core-Mark Holding Co., Inc.	359,367

	Diversified Consumer Services — 1.0%
47,295	Adtalem Global Education, Inc.	1,747,550
68,552	Chegg, Inc. (a)	1,063,242
7,772	Strayer Education, Inc.	728,470
38,933	Weight Watchers International, Inc. (a)	1,748,870
		5,288,132

	Diversified Telecommunication Services — 1.2%
32,173	ATN International, Inc.	1,746,672
20,804	Cogent Communications Holdings, Inc.	1,121,336
115,048	Frontier Communications Corp. (b)	1,393,231
164,614	Iridium Communications, Inc. (a) (b)	1,975,368
		6,236,607

	Electric Utilities — 0.3%
12,276	El Paso Electric Co.	705,870
23,467	Otter Tail Corp.	1,078,309
		1,784,179

	Electrical Equipment — 0.9%
52,143	Atkore International Group, Inc. (a)	1,006,881
20,889	AZZ, Inc.	998,494
30,294	Encore Wire Corp.	1,367,774
7,383	Generac Holdings, Inc. (a)	384,581
53,969	General Cable Corp.	1,130,651
		4,888,381

	Electronic Equipment, Instruments & Components — 3.4%
20,762	Badger Meter, Inc.	909,376
39,719	Benchmark Electronics, Inc. (a)	1,229,303
18,340	ePlus, Inc. (a)	1,753,304
45,751	Fabrinet (a)	1,701,022
41,203	II-VI, Inc. (a)	1,862,376
22,154	Insight Enterprises, Inc. (a)	998,038
22,207	Knowles Corp. (a)	367,748
32,029	Methode Electronics, Inc.	1,502,160
12,689	MTS Systems Corp.	660,462
24,187	Plexus Corp. (a)	1,485,807
12,722	Rogers Corp. (a)	1,934,762

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
38,844	ScanSource, Inc. (a)	$1,668,350
22,063	TTM Technologies, Inc. (a)	348,154
72,150	Vishay Intertechnology, Inc.	1,605,337
		18,026,199

	Energy Equipment & Services — 1.5%
45,259	C&J Energy Services, Inc. (a)	1,289,429
116,933	Diamond Offshore Drilling, Inc. (a) (b)	1,956,289
7,681	Dril-Quip, Inc. (a)	323,370
10,728	Exterran Corp. (a)	346,193
45,887	Helix Energy Solutions Group, Inc. (a)	312,949
186,578	McDermott International, Inc. (a)	1,235,146
84,041	Nabors Industries Ltd.	473,151
25,817	Oceaneering International, Inc.	522,020
13,377	Oil States International, Inc. (a)	308,340
65,909	Unit Corp. (a)	1,233,816
		8,000,703

	Equity Real Estate Investment Trusts — 4.0%
23,697	Acadia Realty Trust	667,071
17,810	CareTrust REIT, Inc.	336,609
161,671	CBL & Associates Properties, Inc. (b)	1,267,501
50,294	Chesapeake Lodging Trust	1,403,203
154,843	DiamondRock Hospitality Co.	1,681,595
13,608	Four Corners Property Trust, Inc.	335,845
95,792	Franklin Street Properties Corp.	957,920
11,853	Getty Realty Corp.	336,744
45,477	InfraREIT, Inc.	1,018,685
57,476	iStar, Inc. (a)	672,469
50,238	Kite Realty Group Trust	938,948
66,361	Lexington Realty Trust	671,573
28,604	Mack-Cali Realty Corp.	651,313
20,945	Monmouth Real Estate Investment Corp.	356,903
18,766	Pebblebrook Hotel Trust	669,196
64,653	Pennsylvania Real Estate Investment Trust	628,427
19,947	Potlatch Corp.	1,033,255
23,697	Rexford Industrial Realty, Inc.	703,564
72,397	Select Income REIT	1,749,112
41,659	Tanger Factory Outlet Centers, Inc. (b)	947,742
18,746	Terreno Realty Corp.	688,353
17,570	Tier REIT, Inc.	343,845
4,492	Universal Health Realty Income Trust	328,859
203,545	Washington Prime Group, Inc.	1,593,757

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
80,548	Xenia Hotels & Resorts, Inc.	$1,752,724
		21,735,213

	Food & Staples Retailing — 1.0%
19,802	Andersons (The), Inc.	741,585
3,800	PriceSmart, Inc.	318,440
346,026	Rite Aid Corp. (a) (b)	570,943
64,298	SpartanNash Co.	1,578,516
46,773	SUPERVALU, Inc. (a)	761,932
40,768	United Natural Foods, Inc. (a)	1,580,575
		5,551,991

	Food Products — 0.6%
13,898	Calavo Growers, Inc.	1,024,283
155,839	Dean Foods Co.	1,519,430
2,583	J&J Snack Foods Corp.	343,978
8,924	Tootsie Roll Industries, Inc. (b)	317,694
		3,205,385

	Gas Utilities — 0.4%
13,001	Chesapeake Utilities Corp.	1,047,231
15,797	Northwest Natural Gas Co.	1,048,131
		2,095,362

	Health Care Equipment & Supplies — 2.4%
30,318	AtriCure, Inc. (a)	650,018
1,009	Atrion Corp.	663,569
15,061	Halyard Health, Inc. (a)	634,821
10,697	Inogen, Inc. (a)	1,058,254
33,148	Integer Holdings Corp. (a)	1,610,993
15,988	K2M Group Holdings, Inc. (a)	314,804
32,029	Merit Medical Systems, Inc. (a)	1,218,703
13,133	Neogen Corp. (a)	1,053,267
3,731	Nevro Corp. (a)	326,761
85,417	Novocure Ltd. (a)	1,845,007
60,285	OraSure Technologies, Inc. (a)	1,190,629
38,657	Quidel Corp. (a)	1,583,004
20,042	Varex Imaging Corp. (a)	688,843
		12,838,673

	Health Care Providers & Services — 2.8%
6,060	Amedisys, Inc. (a)	291,546
37,101	AMN Healthcare Services, Inc. (a)	1,628,734
20,552	BioTelemetry, Inc. (a)	597,035
24,934	CorVel Corp. (a)	1,496,040
16,374	Diplomat Pharmacy, Inc. (a)	344,673
45,034	Ensign Group (The), Inc.	1,039,385
23,908	LHC Group, Inc. (a)	1,597,293
29,284	LifePoint Health, Inc. (a)	1,410,025
15,718	Magellan Health, Inc. (a)	1,340,745
27,098	National HealthCare Corp.	1,734,272
46,453	Owens & Minor, Inc.	1,141,350
35,324	Select Medical Holdings Corp. (a)	676,455

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
20,459	Teladoc, Inc. (a)	$676,170
20,639	Tenet Healthcare Corp. (a) (b)	294,725
16,623	Tivity Health, Inc. (a)	768,814
		15,037,262

	Health Care Technology — 0.3%
26,570	Omnicell, Inc. (a)	1,323,186
21,558	Quality Systems, Inc. (a)	303,321
		1,626,507

	Hotels, Restaurants & Leisure — 3.1%
38,535	Bloomin’ Brands, Inc.	685,152
31,931	Brinker International, Inc.	980,920
9,624	Buffalo Wild Wings, Inc. (a)	1,137,557
101,604	Caesars Entertainment Corp. (a)	1,315,772
32,204	Cheesecake Factory (The), Inc.	1,440,807
52,882	Eldorado Resorts, Inc. (a)	1,359,068
16,464	Hyatt Hotels Corp., Class A (a)	1,031,634
47,098	International Speedway Corp., Class A	1,829,757
77,510	La Quinta Holdings, Inc. (a)	1,365,726
57,992	Penn National Gaming, Inc. (a)	1,513,011
79,565	Pinnacle Entertainment, Inc. (a)	2,058,347
25,138	Planet Fitness, Inc., Class A	669,676
32,512	Playa Hotels & Resorts N.V. (a)	335,849
10,205	Shake Shack, Inc., Class A (a) (b)	387,382
20,397	Wingstop, Inc.	690,847
		16,801,505

	Household Durables — 3.3%
9,193	Cavco Industries, Inc. (a)	1,442,382
41,865	Ethan Allen Interiors, Inc.	1,245,484
26,166	Installed Building Products, Inc. (a)	1,823,770
56,237	KB Home	1,542,581
63,031	La-Z-Boy, Inc.	1,698,685
34,909	LGI Homes, Inc. (a) (b)	2,106,060
51,055	M.D.C. Holdings, Inc.	1,891,077
38,187	Meritage Homes Corp. (a)	1,859,707
15,379	Taylor Morrison Home Corp., Class A (a)	371,403
26,017	TopBuild Corp. (a)	1,716,862
98,220	TRI Pointe Group, Inc. (a)	1,737,512
5,349	Universal Electronics, Inc. (a)	320,940
		17,756,463

	Household Products — 0.3%
36,473	Central Garden & Pet Co., Class A (a)	1,346,218

	Independent Power and Renewable Electricity Producers — 0.5%
138,552	Dynegy, Inc. (a)	1,724,972

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
17,570	NRG Yield, Inc., Class C	$326,802
61,648	TerraForm Power, Inc., Class A (b)	827,933
		2,879,707

	Industrial Conglomerates — 0.2%
31,399	Raven Industries, Inc.	1,056,576

	Insurance — 3.7%
39,294	Ambac Financial Group, Inc. (a)	639,706
34,983	American Equity Investment Life Holding Co.	1,032,348
11,653	AMERISAFE, Inc.	753,949
27,570	Argo Group International Holdings Ltd.	1,735,532
22,383	Employers Holdings, Inc.	1,067,669
9,104	FBL Financial Group, Inc., Class A	704,194
8,618	Horace Mann Educators Corp.	377,468
10,799	Infinity Property & Casualty Corp.	1,018,886
16,350	James River Group Holdings Ltd.	691,932
6,398	Kemper Corp.	410,112
42,655	Maiden Holdings Ltd.	351,904
70,980	National General Holdings Corp.	1,432,376
3,887	National Western Life Group, Inc., Class A	1,389,914
11,623	Navigators Group (The), Inc.	674,134
5,912	RLI Corp.	349,340
13,333	Safety Insurance Group, Inc.	1,095,973
44,903	Stewart Information Services Corp.	1,703,620
108,687	Third Point Reinsurance Ltd. (a)	1,815,073
14,802	United Fire Group, Inc.	682,224
73,718	Universal Insurance Holdings, Inc.	1,758,174
		19,684,528

	Internet & Direct Marketing Retail — 0.6%
109,831	Liberty TripAdvisor Holdings, Inc., Class A (a)	1,186,175
18,199	Nutrisystem, Inc.	909,040
30,688	PetMed Express, Inc. (b)	1,085,128
		3,180,343

	Internet Software & Services — 5.2%
24,204	2U, Inc. (a)	1,540,101
37,528	Alarm.com Holdings, Inc. (a)	1,751,807
10,077	Benefitfocus, Inc. (a) (b)	276,110
67,017	Blucora, Inc. (a)	1,454,269
35,104	Box, Inc., Class A (a)	770,533
8,351	Cornerstone OnDemand, Inc. (a)	320,344
82,709	Endurance International Group Holdings, Inc. (a)	678,214
33,246	Envestnet, Inc. (a)	1,775,336
60,267	Etsy, Inc. (a)	1,006,459
56,754	Five9, Inc. (a)	1,431,903

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
57,427	Gogo, Inc. (a) (b)	$570,824
42,857	GTT Communications, Inc. (a)	1,562,138
100,031	Hortonworks, Inc. (a)	1,651,512
40,918	Instructure, Inc. (a)	1,423,946
58,491	Match Group, Inc. (a) (b)	1,564,049
13,118	MINDBODY, Inc., Class A (a)	423,055
27,238	New Relic, Inc. (a)	1,398,127
30,291	Nutanix, Inc., Class A (a) (b)	863,293
32,567	Q2 Holdings, Inc. (a)	1,385,726
65,004	Quotient Technology, Inc. (a)	1,017,313
8,367	Stamps.com, Inc. (a) (b)	1,877,555
27,565	Trade Desk Inc. (The), Class A (a)	1,817,085
54,257	Web.com Group, Inc. (a)	1,307,594
		27,867,293

	IT Services — 2.2%
23,227	Blackhawk Network Holdings, Inc. (a)	788,557
73,686	Cardtronics PLC, Class A (a)	1,687,409
65,490	Convergys Corp.	1,685,058
16,913	CSG Systems International, Inc.	716,096
11,629	ExlService Holdings, Inc. (a)	725,882
23,042	ManTech International Corp., Class A	1,069,379
23,965	Presidio, Inc. (a)	354,682
58,145	Sykes Enterprises, Inc. (a)	1,682,716
32,489	TeleTech Holdings, Inc.	1,353,167
44,879	Virtusa Corp. (a)	1,712,583
		11,775,529

	Leisure Products — 0.6%
111,182	American Outdoor Brands Corp. (a) (b)	1,593,238
117,500	Callaway Golf Co.	1,695,525
		3,288,763

	Life Sciences Tools & Services — 0.3%
6,166	Cambrex Corp. (a)	266,679
16,680	Luminex Corp.	356,118
21,261	Medpace Holdings, Inc. (a)	796,650
		1,419,447

	Machinery — 5.2%
6,317	Alamo Group, Inc.	666,444
23,631	Albany International Corp., Class A	1,426,131
28,200	Altra Industrial Motion Corp.	1,350,780
18,163	Astec Industries, Inc.	943,568
72,150	Briggs & Stratton Corp.	1,818,180
8,644	Chart Industries, Inc. (a)	376,014
12,633	EnPro Industries, Inc.	1,057,887
11,313	ESCO Technologies, Inc.	655,588
15,935	Federal Signal Corp.	340,212

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
15,122	Franklin Electric Co., Inc.	$688,051
35,214	Greenbrier (The) Cos., Inc. (b)	1,838,171
81,126	Harsco Corp. (a)	1,723,928
17,457	Hillenbrand, Inc.	690,424
13,308	Hyster-Yale Materials Handling, Inc.	1,044,545
17,205	Kadant, Inc.	1,954,488
3,690	Lindsay Corp.	337,856
17,754	Lydall, Inc. (a)	1,026,181
65,187	Meritor, Inc. (a)	1,695,514
19,405	Mueller Industries, Inc.	674,324
26,493	Mueller Water Products, Inc., Class A	316,326
16,892	Proto Labs, Inc. (a)	1,473,827
8,129	RBC Bearings, Inc. (a)	1,006,533
26,691	Rexnord Corp. (a)	681,154
6,386	Standex International Corp.	661,270
31,399	Sun Hydraulics Corp.	1,806,385
59,440	Wabash National Corp.	1,337,400
4,900	Watts Water Technologies, Inc., Class A	330,260
		27,921,441

	Marine — 0.2%
48,134	Matson, Inc.	1,310,689

	Media — 1.7%
92,274	AMC Entertainment Holdings, Inc., Class A (b)	1,282,609
53,235	E.W. Scripps (The) Co., Class A (a)	923,095
150,713	Gannett Co., Inc.	1,311,203
107,995	Gray Television, Inc. (a)	1,681,482
24,440	Meredith Corp.	1,295,320
31,991	MSG Networks, Inc., Class A (a)	555,044
36,463	Scholastic Corp.	1,346,943
28,799	World Wrestling Entertainment, Inc., Class A	764,037
		9,159,733

	Metals & Mining — 1.3%
28,241	Carpenter Technology Corp.	1,406,119
81,810	Century Aluminum Co. (a)	1,145,340
147,598	Coeur Mining, Inc. (a)	1,120,269
71,278	Commercial Metals Co.	1,388,495
15,675	Compass Minerals International, Inc. (b)	1,028,280
9,864	Kaiser Aluminum Corp.	978,312
		7,066,815

	Mortgage Real Estate Investment Trusts — 1.3%
63,031	ARMOUR Residential REIT, Inc.	1,578,927
105,422	Capstead Mortgage Corp.	929,822

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
13,915	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$334,795
39,592	Invesco Mortgage Capital, Inc.	681,774
98,434	Ladder Capital Corp.	1,322,953
34,959	MTGE Investment Corp.	632,758
97,500	PennyMac Mortgage Investment Trust	1,565,850
		7,046,879

	Multiline Retail — 0.7%
25,321	Big Lots, Inc.	1,299,220
30,240	Dillard’s, Inc., Class A (b)	1,536,192
356,016	JC Penney Co., Inc. (a) (b)	996,845
		3,832,257

	Oil, Gas & Consumable Fuels — 2.4%
18,907	Arch Coal, Inc., Class A	1,444,873
13,093	CVR Energy, Inc. (b)	359,403
312,060	EP Energy Corp., Class A (a) (b)	842,562
23,647	Gulfport Energy Corp. (a)	323,964
249,342	Halcon Resources Corp. (a) (b)	1,640,670
37,470	Matador Resources Co. (a)	994,828
148,730	Oasis Petroleum, Inc. (a)	1,405,498
12,282	PBF Energy, Inc., Class A (b)	355,810
197,844	QEP Resources, Inc. (a)	1,770,704
11,795	SemGroup Corp., Class A	307,260
76,461	SM Energy Co.	1,630,913
35,068	SRC Energy, Inc. (a)	334,549
62,107	Whiting Petroleum Corp. (a)	373,263
40,001	World Fuel Services Corp.	1,112,028
		12,896,325

	Paper & Forest Products — 1.4%
29,150	Boise Cascade Co. (a)	1,033,367
39,076	Domtar Corp.	1,849,076
47,339	KapStone Paper and Packaging Corp.	1,063,234
11,892	Neenah Paper, Inc.	1,032,226
52,304	P.H. Glatfelter Co.	1,096,292
32,716	Schweitzer-Mauduit International, Inc.	1,381,597
		7,455,792

	Personal Products — 0.3%
8,221	Inter Parfums, Inc.	380,632
17,631	USANA Health Sciences, Inc. (a)	1,158,357
		1,538,989

	Pharmaceuticals — 1.0%
87,851	Corcept Therapeutics, Inc. (a)	1,729,786
26,744	Horizon Pharma PLC (a)	362,649
33,410	Impax Laboratories, Inc. (a)	606,391
48,032	Innoviva, Inc. (a)	587,912

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
62,739	Omeros Corp. (a) (b)	$988,766
25,433	Supernus Pharmaceuticals, Inc. (a)	1,058,013
		5,333,517

	Professional Services — 1.8%
6,324	Advisory Board (The) Co. (a)	341,022
13,766	Exponent, Inc.	1,016,619
28,673	FTI Consulting, Inc. (a)	1,225,771
25,142	ICF International, Inc. (a)	1,350,125
15,414	Insperity, Inc.	1,462,789
25,800	Korn/Ferry International	1,079,214
40,346	TriNet Group, Inc. (a)	1,400,813
75,525	TrueBlue, Inc. (a)	2,046,727
		9,923,080

	Real Estate Management & Development — 0.6%
34,288	HFF, Inc., Class A	1,503,872
37,692	Marcus & Millichap, Inc. (a)	1,071,206
10,672	RE/MAX Holdings, Inc., Class A	709,688
		3,284,766

	Road & Rail — 1.3%
40,563	Heartland Express, Inc.	865,209
30,332	Hertz Global Holdings, Inc. (a)	754,357
66,006	Marten Transport Ltd.	1,297,018
27,063	Saia, Inc. (a)	1,753,682
40,210	Schneider National, Inc., Class B	1,053,100
37,111	Werner Enterprises, Inc.	1,323,007
		7,046,373

	Semiconductors & Semiconductor Equipment — 2.1%
6,919	Ambarella, Inc. (a)	390,508
160,713	Amkor Technology, Inc. (a)	1,859,449
55,847	Brooks Automation, Inc.	1,920,578
12,727	Cabot Microelectronics Corp.	1,230,319
7,923	CEVA, Inc. (a)	382,681
33,990	Diodes, Inc. (a)	1,167,217
100,625	FormFactor, Inc. (a)	1,831,375
8,150	Impinj, Inc. (a)	278,241
8,544	Inphi Corp. (a)	350,133
4,633	Power Integrations, Inc.	372,262
43,275	Synaptics, Inc. (a)	1,606,368
		11,389,131

	Software — 2.3%
13,995	Barracuda Networks, Inc. (a)	326,224
42,615	Bottomline Technologies de, Inc. (a)	1,387,544
20,225	BroadSoft, Inc. (a)	1,109,341
13,757	Callidus Software, Inc. (a)	348,740
10,394	Ebix, Inc.	706,272
8,045	Gigamon, Inc. (a)	309,733
10,621	MicroStrategy, Inc., Class A (a)	1,404,734

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
13,892	Paylocity Holding Corp. (a)	$741,972
35,536	Progress Software Corp.	1,504,239
26,186	Qualys, Inc. (a)	1,385,239
32,489	RingCentral, Inc., Class A (a)	1,369,411
17,083	TiVo Corp.	310,056
32,373	Varonis Systems, Inc. (a)	1,411,463
		12,314,968

	Specialty Retail — 3.5%
118,568	American Eagle Outfitters, Inc.	1,543,755
16,650	Asbury Automotive Group, Inc. (a)	1,022,310
100,625	Buckle (The), Inc. (b)	1,655,281
44,444	Caleres, Inc.	1,214,654
189,444	Chico’s FAS, Inc.	1,513,658
8,611	Children’s Place (The), Inc.	936,877
78,935	DSW, Inc., Class A	1,511,605
82,068	GameStop Corp., Class A	1,533,851
23,400	Group 1 Automotive, Inc.	1,838,538
19,912	Guess?, Inc.	322,774
8,456	Lithia Motors, Inc., Class A	957,050
12,100	Monro Inc.	597,135
125,131	Party City Holdco, Inc. (a)	1,395,211
32,764	Sleep Number Corp. (a)	1,064,830
70,943	Urban Outfitters, Inc. (a)	1,739,522
		18,847,051

	Technology Hardware, Storage & Peripherals — 0.7%
14,840	Diebold Nixdorf, Inc.	286,412
7,945	Electronics For Imaging, Inc. (a)	245,183
106,037	Pure Storage, Inc., Class A (a)	1,742,188
76,721	Super Micro Computer, Inc. (a)	1,526,748
		3,800,531

	Textiles, Apparel & Luxury Goods — 0.5%
23,370	G-III Apparel Group Ltd. (a)	592,196
21,348	Oxford Industries, Inc.	1,379,081
15,663	Steven Madden Ltd. (a)	610,857
		2,582,134

	Thrifts & Mortgage Finance — 2.1%
40,856	Beneficial Bancorp, Inc.	674,124
35,733	BofI Holding, Inc. (a) (b)	961,218
23,068	Capitol Federal Financial, Inc.	318,108
38,231	Flagstar Bancorp, Inc. (a)	1,428,692
22,092	Kearny Financial Corp.	332,485
36,365	Meridian Bancorp, Inc.	716,390
91,304	Nationstar Mortgage Holdings, Inc. (a)	1,777,689
39,271	Northwest Bancshares, Inc.	662,502
24,671	OceanFirst Financial Corp.	684,620
25,430	Provident Financial Services, Inc.	691,696
37,081	United Financial Bancorp, Inc.	678,953

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
32,401	Walker & Dunlop, Inc. (a)	$1,778,491
13,912	WSFS Financial Corp.	691,426
		11,396,394

	Tobacco — 0.2%
17,754	Universal Corp.	1,018,192

	Trading Companies & Distributors — 2.3%
76,067	Aircastle Ltd.	1,769,318
20,614	Applied Industrial Technologies, Inc.	1,312,081
47,649	BMC Stock Holdings, Inc. (a)	1,022,071
27,543	GATX Corp. (b)	1,636,330
47,896	GMS, Inc. (a)	1,630,859
12,159	Kaman Corp.	680,175
29,303	Rush Enterprises, Inc., Class A (a)	1,488,006
29,183	SiteOne Landscape Supply, Inc. (a)	1,853,412
17,465	WESCO International, Inc. (a)	1,102,915
		12,495,167

	Water Utilities — 0.4%
6,885	American States Water Co.	370,069
8,889	California Water Service Group	373,338
23,965	SJW Group	1,421,364
		2,164,771

	Wireless Telecommunication Services — 0.7%
45,579	Shenandoah Telecommunications Co.	1,732,002
47,896	United States Cellular Corp. (a)	1,752,515
		3,484,517
	Total Common Stocks — 100.0%	537,629,670
	(Cost $489,046,964)

	Money Market Funds — 1.2%
5,896,269	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	5,896,269
384,081	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	384,081
	Total Money Market Funds — 1.2%	6,280,350
	(Cost $6,280,350)

Principal Value	Description	Value

	Repurchase Agreements — 3.3%
$758,244	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $758,266. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $778,692. (d)	$758,244
17,127,682	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $17,128,167. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $17,557,460. (d)	17,127,682
	Total Repurchase Agreements — 3.3%	17,885,926
	(Cost $17,885,926)

	Total Investments — 104.5%	561,795,946
	(Cost $513,213,240) (e)
	Net Other Assets and Liabilities — (4.5)%	(23,952,712)
	Net Assets — 100.0%	$537,843,234

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $23,342,960 and the total value of the collateral held by the Fund is $23,782,195.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $64,319,248 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,736,542. The net unrealized appreciation was $48,582,706.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$537,629,670	$—	$—
Money Market Funds	6,280,350	—	—
Repurchase Agreements	—	17,885,926	—
Total Investments	$543,910,020	$17,885,926	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.6%
16,337	Huntington Ingalls Industries, Inc.	$3,803,744
9,559	L3 Technologies, Inc.	1,789,254
137,338	Textron, Inc.	7,243,206
31,874	United Technologies Corp.	3,817,230
		16,653,434

	Air Freight & Logistics — 0.2%
30,090	Expeditors International of Washington, Inc.	1,756,654

	Airlines — 2.9%
121,276	Alaska Air Group, Inc.	8,007,854
77,910	American Airlines Group, Inc.	3,647,746
191,824	Delta Air Lines, Inc.	9,596,955
151,935	United Continental Holdings, Inc. (a)	8,885,159
		30,137,714

	Auto Components — 0.9%
53,440	Lear Corp.	9,383,530

	Automobiles — 2.4%
772,746	Ford Motor Co.	9,481,593
229,070	General Motors Co.	9,845,429
112,089	Harley-Davidson, Inc.	5,306,293
		24,633,315

	Banks — 4.5%
78,820	BB&T Corp.	3,881,097
74,291	Citigroup, Inc.	5,460,388
195,400	Citizens Financial Group, Inc.	7,427,154
193,132	Fifth Third Bancorp	5,581,515
27,454	PNC Financial Services Group (The), Inc.	3,755,433
485,869	Regions Financial Corp.	7,521,252
90,412	SunTrust Banks, Inc.	5,443,707
33,614	U.S. Bancorp	1,827,929
97,985	Wells Fargo & Co.	5,500,878
		46,399,353

	Biotechnology — 0.8%
114,168	Gilead Sciences, Inc.	8,558,033

	Capital Markets — 2.4%
9,487	Affiliated Managers Group, Inc.	1,769,325
101,920	Bank of New York Mellon (The) Corp.	5,243,784
166,248	Franklin Resources, Inc.	7,004,028
31,200	Goldman Sachs Group (The), Inc.	7,565,376
105,592	Invesco Ltd.	3,779,138
		25,361,651

	Chemicals — 3.1%
11,910	Air Products and Chemicals, Inc.	1,898,811
81,774	Eastman Chemical Co.	7,425,897

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
74,709	LyondellBasell Industries N.V., Class A	$7,734,623
428,429	Mosaic (The) Co.	9,571,104
65,037	Westlake Chemical Corp.	5,522,291
		32,152,726

	Communications Equipment — 1.2%
160,683	Cisco Systems, Inc.	5,487,325
265,893	Juniper Networks, Inc.	6,602,123
		12,089,448

	Consumer Finance — 3.0%
381,277	Ally Financial, Inc.	9,962,768
109,258	Capital One Financial Corp.	10,071,402
83,806	Discover Financial Services	5,575,613
174,035	Synchrony Financial	5,677,022
		31,286,805

	Containers & Packaging — 0.8%
130,438	WestRock Co.	7,999,763

	Distributors — 0.5%
18,831	Genuine Parts Co.	1,661,459
102,804	LKQ Corp. (a)	3,874,683
		5,536,142

	Diversified Financial Services — 1.2%
29,478	Berkshire Hathaway, Inc., Class B (a)	5,510,617
293,063	Leucadia National Corp.	7,414,494
		12,925,111

	Diversified Telecommunication Services — 2.2%
236,145	AT&T, Inc.	7,946,279
489,407	CenturyLink, Inc. (b)	9,293,839
109,190	Verizon Communications, Inc.	5,226,925
		22,467,043

	Electric Utilities — 7.1%
89,004	Alliant Energy Corp.	3,850,313
25,643	American Electric Power Co., Inc.	1,908,096
88,176	Duke Energy Corp.	7,786,823
95,890	Edison International	7,666,406
48,454	Entergy Corp.	4,179,642
122,432	Eversource Energy	7,669,141
245,549	Exelon Corp.	9,873,525
135,846	PG&E Corp.	7,847,823
87,510	Pinnacle West Capital Corp.	7,675,502
142,395	PPL Corp.	5,348,356
36,656	Southern (The) Co.	1,913,443

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
156,379	Xcel Energy, Inc.	$7,743,888
		73,462,958

	Electrical Equipment — 0.9%
10,517	Acuity Brands, Inc.	1,758,443
96,365	Eaton Corp. PLC	7,711,127
		9,469,570

	Electronic Equipment, Instruments & Components — 1.5%
309,150	Corning, Inc.	9,679,487
65,061	TE Connectivity Ltd.	5,918,599
		15,598,086

	Equity Real Estate Investment Trusts — 2.2%
356,275	GGP, Inc.	6,933,111
194,171	HCP, Inc.	5,017,379
400,206	Host Hotels & Resorts, Inc.	7,828,029
92,135	Kimco Realty Corp.	1,673,172
52,933	Weyerhaeuser Co.	1,900,824
		23,352,515

	Food & Staples Retailing — 2.6%
90,996	CVS Health Corp.	6,235,956
368,886	Kroger (The) Co.	7,635,940
33,387	Sysco Corp.	1,856,985
47,914	Walgreens Boots Alliance, Inc.	3,175,261
94,700	Wal-Mart Stores, Inc.	8,268,257
		27,172,399

	Food Products — 4.6%
217,590	Archer-Daniels-Midland Co.	8,892,903
133,169	Bunge Ltd.	9,159,364
79,024	Campbell Soup Co.	3,743,367
34,802	General Mills, Inc.	1,806,920
115,117	Hormel Foods Corp.	3,587,046
44,794	Ingredion, Inc.	5,614,928
51,499	J.M. Smucker (The) Co.	5,461,469
131,295	Tyson Foods, Inc., Class A	9,572,718
		47,838,715

	Gas Utilities — 0.9%
44,129	Atmos Energy Corp.	3,849,814
115,319	UGI Corp.	5,519,167
		9,368,981

	Health Care Equipment & Supplies — 0.2%
20,999	Danaher Corp.	1,937,578

	Health Care Providers & Services — 4.7%
28,457	Anthem, Inc.	5,953,489
55,289	Cardinal Health, Inc.	3,422,389

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
155,748	DaVita, Inc. (a)	$9,460,134
146,081	Express Scripts Holding Co. (a)	8,953,304
21,968	Henry Schein, Inc. (a)	1,726,685
7,395	Humana, Inc.	1,888,313
60,218	McKesson Corp.	8,302,858
83,376	Universal Health Services, Inc., Class B	8,562,715
		48,269,887

	Hotels, Restaurants & Leisure — 0.7%
44,356	Aramark	1,937,914
46,964	Darden Restaurants, Inc.	3,863,728
45,065	Yum China Holdings, Inc. (a)	1,818,373
		7,620,015

	Household Durables — 2.5%
185,319	D.R. Horton, Inc.	8,192,953
137,111	Garmin Ltd.	7,761,854
102,345	Lennar Corp., Class A	5,697,546
29,297	Whirlpool Corp.	4,802,657
		26,455,010

	Insurance — 10.6%
66,393	Aflac, Inc.	5,569,709
9,755	Alleghany Corp. (a)	5,523,476
58,794	Allstate (The) Corp.	5,518,405
52,234	American Financial Group, Inc.	5,510,165
60,267	American International Group, Inc.	3,893,851
37,564	Arch Capital Group Ltd. (a)	3,742,877
29,263	Arthur J. Gallagher & Co.	1,853,226
51,909	Chubb Ltd.	7,828,915
23,526	Cincinnati Financial Corp.	1,650,819
40,502	Everest Re Group Ltd.	9,617,200
157,734	FNF Group	5,902,406
32,494	Hartford Financial Services Group (The), Inc.	1,788,795
73,543	Lincoln National Corp.	5,573,088
77,307	Loews Corp.	3,827,469
57,505	Principal Financial Group, Inc.	3,786,704
50,826	Prudential Financial, Inc.	5,614,240
38,729	Reinsurance Group of America, Inc.	5,785,338
22,490	Torchmark Corp.	1,892,084
75,497	Travelers (The) Cos., Inc.	9,999,578
144,726	Unum Group	7,531,541
187,576	XL Group Ltd.	7,591,201
		110,001,087

	Internet & Direct Marketing Retail — 0.9%
392,438	Liberty Interactive Corp. QVC Group, Class A (a)	8,916,191

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services — 0.9%
240,503	eBay, Inc. (a)	$9,052,533

	IT Services — 0.8%
51,003	International Business Machines Corp.	7,857,522

	Machinery — 2.6%
22,018	Cummins, Inc.	3,894,544
14,341	Deere & Co.	1,905,632
40,487	Dover Corp.	3,866,104
74,702	PACCAR, Inc.	5,358,374
21,142	Parker-Hannifin Corp.	3,860,740
49,660	Snap-on, Inc.	7,835,355
		26,720,749

	Media — 2.6%
434,466	Discovery Communications, Inc., Class A (a)	8,202,718
177,965	Interpublic Group of Cos. (The), Inc.	3,425,826
24,320	Omnicom Group, Inc.	1,634,061
332,249	Viacom, Inc., Class B	7,983,943
54,822	Walt Disney (The) Co.	5,362,140
		26,608,688

	Metals & Mining — 1.6%
384,888	Freeport-McMoRan, Inc. (a)	5,380,734
48,022	Newmont Mining Corp.	1,736,475
165,055	Nucor Corp.	9,545,131
		16,662,340

	Multiline Retail — 1.6%
45,650	Dollar General Corp.	3,690,346
42,615	Dollar Tree, Inc. (a)	3,888,619
156,749	Target Corp.	9,254,461
		16,833,426

	Multi-Utilities — 5.8%
127,938	Ameren Corp.	7,930,877
126,667	CenterPoint Energy, Inc.	3,746,810
79,878	CMS Energy Corp.	3,863,699
91,717	Consolidated Edison, Inc.	7,892,248
68,925	DTE Energy Co.	7,613,455
211,169	NiSource, Inc.	5,568,527
159,997	Public Service Enterprise Group, Inc.	7,871,852
190,758	SCANA Corp.	8,229,300
64,836	Sempra Energy	7,618,230
		60,334,998

	Oil, Gas & Consumable Fuels — 6.4%
75,740	Anadarko Petroleum Corp.	3,739,284
35,870	Andeavor	3,810,829
80,786	Apache Corp.	3,342,117

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
62,978	Chevron Corp.	$7,298,521
56,180	Concho Resources, Inc. (a)	7,539,918
35,991	ConocoPhillips	1,840,940
251,969	Devon Energy Corp.	9,297,656
27,608	EQT Corp.	1,726,604
65,915	Exxon Mobil Corp.	5,494,015
192,903	Kinder Morgan, Inc.	3,493,473
96,360	Marathon Petroleum Corp.	5,756,546
40,388	Phillips 66	3,678,539
120,238	Valero Energy Corp.	9,485,576
		66,504,018

	Pharmaceuticals — 2.0%
45,132	Allergan PLC	7,998,744
294,859	Mylan N.V. (a)	10,529,415
50,456	Pfizer, Inc.	1,768,988
		20,297,147

	Road & Rail — 0.9%
16,217	J.B. Hunt Transport Services, Inc.	1,725,327
34,046	Kansas City Southern	3,548,274
31,905	Union Pacific Corp.	3,694,280
		8,967,881

	Semiconductors & Semiconductor Equipment — 1.4%
242,903	Intel Corp.	11,049,657
71,372	QUALCOMM, Inc.	3,640,686
		14,690,343

	Software — 0.5%
161,887	CA, Inc.	5,241,901

	Specialty Retail — 2.7%
9,078	AutoZone, Inc. (a)	5,351,481
313,234	Gap (The), Inc.	8,140,952
177,839	L Brands, Inc.	7,654,191
22,532	Lowe’s Cos., Inc.	1,801,433
8,363	O’Reilly Automotive, Inc. (a)	1,764,175
27,897	Ross Stores, Inc.	1,771,180
24,429	TJX (The) Cos., Inc.	1,705,144
		28,188,556

	Technology Hardware, Storage & Peripherals — 1.4%
503,048	Hewlett Packard Enterprise Co.	7,002,428
90,244	HP, Inc.	1,944,758
41,163	NetApp, Inc.	1,828,460
111,543	Seagate Technology PLC	4,123,745
		14,899,391

	Textiles, Apparel & Luxury Goods — 0.9%
34,741	NIKE, Inc., Class B	1,910,408

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
42,868	PVH Corp.	$5,436,091
28,337	VF Corp.	1,973,672
		9,320,171

	Trading Companies & Distributors — 0.6%
39,519	Fastenal Co.	1,856,207
20,584	W.W. Grainger, Inc.	4,069,457
		5,925,664
	Total Common Stocks — 99.8%	1,034,909,042
	(Cost $973,207,103)

	Money Market Funds — 0.4%
1,687,217	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	1,687,217
2,033,180	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	2,033,180
	Total Money Market Funds — 0.4%	3,720,397
	(Cost $3,720,397)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$216,972	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $216,978. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $222,823. (d)	216,972

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$4,901,086	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $4,901,225. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $5,024,067. (d)	$4,901,086
	Total Repurchase Agreements — 0.5%	5,118,058
	(Cost $5,118,058)

	Total Investments — 100.7%	1,043,747,497
	(Cost $982,045,558) (e)
	Net Other Assets and Liabilities — (0.7)%	(6,666,403)
	Net Assets — 100.0%	$1,037,081,094

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,858,523 and the total value of the collateral held by the Fund is $6,805,275. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 31, 2017, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 30 to October 31, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $98,965,972 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $37,264,033. The net unrealized appreciation was $61,701,939.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,034,909,042	$—	$—
Money Market Funds	3,720,397	—	—
Repurchase Agreements	—	5,118,058	—
Total Investments	$1,038,629,439	$5,118,058	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 3.0%
23,343	Boeing (The) Co.	$6,022,027
11,547	General Dynamics Corp.	2,343,810
15,299	Lockheed Martin Corp.	4,714,540
20,625	Northrop Grumman Corp.	6,095,306
4,519	TransDigm Group, Inc.	1,254,023
		20,429,706

	Air Freight & Logistics — 0.7%
21,044	FedEx Corp.	4,751,946

	Airlines — 0.3%
42,401	Southwest Airlines Co.	2,283,718

	Automobiles — 0.7%
13,917	Tesla, Inc. (a)	4,613,903

	Banks — 4.4%
136,810	Bank of America Corp.	3,747,226
31,125	Comerica, Inc.	2,445,491
33,187	First Republic Bank	3,232,414
82,779	Huntington Bancshares, Inc.	1,142,350
49,704	JPMorgan Chase & Co.	5,000,720
184,205	KeyCorp	3,361,741
14,740	M&T Bank Corp.	2,458,190
18,530	SVB Financial Group (a)	4,063,258
100,621	Zions Bancorporation	4,674,852
		30,126,242

	Beverages — 1.3%
21,281	Brown-Forman Corp., Class B	1,213,443
17,381	Constellation Brands, Inc., Class A	3,808,003
14,154	Molson Coors Brewing Co., Class B	1,144,634
42,960	Monster Beverage Corp. (a)	2,488,673
		8,654,753

	Biotechnology — 3.1%
66,778	AbbVie, Inc.	6,026,715
24,711	Alexion Pharmaceuticals, Inc. (a)	2,956,918
6,198	Amgen, Inc.	1,086,014
7,581	Biogen, Inc. (a)	2,362,694
32,556	Celgene Corp. (a)	3,287,179
39,031	Vertex Pharmaceuticals, Inc. (a)	5,707,503
		21,427,023

	Building Products — 0.7%
51,566	Fortune Brands Home & Security, Inc.	3,406,450
28,682	Johnson Controls International PLC	1,187,148
		4,593,598

	Capital Markets — 9.2%
55,133	Cboe Global Markets, Inc.	6,233,337
54,266	Charles Schwab (The) Corp.	2,433,287
8,517	CME Group, Inc.	1,168,277
136,071	E*TRADE Financial Corp. (a)	5,931,335

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
34,550	Intercontinental Exchange, Inc.	$2,283,755
34,101	Moody’s Corp.	4,856,323
123,189	Morgan Stanley	6,159,450
40,610	MSCI, Inc.	4,765,990
12,570	Northern Trust Corp.	1,175,546
56,293	Raymond James Financial, Inc.	4,772,521
15,186	S&P Global, Inc.	2,376,153
77,746	SEI Investments Co.	5,015,395
49,689	State Street Corp.	4,571,388
65,460	T. Rowe Price Group, Inc.	6,081,234
97,279	TD Ameritrade Holding Corp.	4,862,977
		62,686,968

	Chemicals — 3.1%
34,827	Albemarle Corp.	4,906,776
56,909	Celanese Corp., Series A	5,936,178
117,250	Chemours (The) Co.	6,637,523
9,683	Sherwin-Williams (The) Co.	3,826,237
		21,306,714

	Commercial Services & Supplies — 2.1%
32,902	Cintas Corp.	4,903,714
35,931	Republic Services, Inc.	2,338,030
102,888	Rollins, Inc.	4,517,812
30,327	Waste Management, Inc.	2,491,970
		14,251,526

	Communications Equipment — 2.3%
31,295	Arista Networks, Inc. (a)	6,255,557
36,053	Harris Corp.	5,022,904
13,617	Motorola Solutions, Inc.	1,232,883
24,058	Palo Alto Networks, Inc. (a)	3,541,338
		16,052,682

	Containers & Packaging — 0.7%
41,395	Packaging Corp. of America	4,812,997

	Electric Utilities — 0.2%
7,886	NextEra Energy, Inc.	1,222,882

	Electrical Equipment — 1.3%
52,495	AMETEK, Inc.	3,542,887
26,639	Rockwell Automation, Inc.	5,349,644
		8,892,531

	Electronic Equipment, Instruments & Components — 2.4%
56,087	Amphenol Corp., Class A	4,879,569
89,908	CDW Corp.	6,293,560
120,949	Trimble, Inc. (a)	4,944,395
		16,117,524

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 1.8%
8,455	American Tower Corp.	$1,214,730
2,590	Equinix, Inc.	1,200,465
14,460	Extra Space Storage, Inc.	1,179,791
89,119	Iron Mountain, Inc.	3,564,760
37,404	Prologis, Inc.	2,415,550
16,477	SBA Communications Corp. (a)	2,589,855
		12,165,151

	Food Products — 0.2%
11,259	McCormick & Co., Inc.	1,120,608

	Health Care Equipment & Supplies — 4.1%
31,857	Align Technology, Inc. (a)	7,613,186
81,373	Boston Scientific Corp. (a)	2,289,836
10,010	Cooper (The) Cos., Inc.	2,405,003
19,322	DENTSPLY SIRONA, Inc.	1,179,994
10,572	Edwards Lifesciences Corp. (a)	1,080,775
7,433	IDEXX Laboratories, Inc. (a)	1,235,142
13,596	Intuitive Surgical, Inc. (a)	5,103,395
16,713	Stryker Corp.	2,588,342
19,618	Teleflex, Inc.	4,649,074
		28,144,747

	Health Care Providers & Services — 1.9%
61,320	Centene Corp. (a)	5,743,844
7,656	Laboratory Corp. of America Holdings (a)	1,176,804
30,300	UnitedHealth Group, Inc.	6,369,666
		13,290,314

	Health Care Technology — 0.5%
48,609	Cerner Corp. (a)	3,282,080

	Hotels, Restaurants & Leisure — 6.5%
36,759	Carnival Corp.	2,440,430
11,956	Domino’s Pizza, Inc.	2,187,948
18,010	Las Vegas Sands Corp.	1,141,474
43,055	Marriott International, Inc., Class A	5,144,211
15,150	McDonald’s Corp.	2,528,687
145,665	MGM Resorts International	4,566,598
64,140	Norwegian Cruise Line Holdings Ltd. (a)	3,575,805
40,047	Royal Caribbean Cruises Ltd.	4,956,617
20,810	Vail Resorts, Inc.	4,765,906
56,294	Wyndham Worldwide Corp.	6,015,014
39,847	Wynn Resorts Ltd.	5,877,034
15,698	Yum! Brands, Inc.	1,168,716
		44,368,440

	Household Durables — 1.5%
9,589	Mohawk Industries, Inc. (a)	2,510,017
27,082	Newell Brands, Inc.	1,104,404

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
2,079	NVR, Inc. (a)	$6,821,968
		10,436,389

	Household Products — 0.2%
8,761	Clorox (The) Co.	1,108,529

	Industrial Conglomerates — 1.1%
5,505	3M Co.	1,267,196
16,747	Honeywell International, Inc.	2,414,248
14,243	Roper Technologies, Inc.	3,677,115
		7,358,559

	Insurance — 0.3%
28,320	Marsh & McLennan Cos., Inc.	2,291,938

	Internet & Direct Marketing Retail — 1.9%
2,468	Amazon.com, Inc. (a)	2,727,831
24,085	Expedia, Inc.	3,002,436
32,721	Netflix, Inc. (a)	6,427,386
630	Priceline Group (The), Inc. (a)	1,204,535
		13,362,188

	Internet Software & Services — 2.2%
2,437	Alphabet, Inc., Class A (a)	2,517,519
8,848	CoStar Group, Inc. (a)	2,616,796
27,783	Facebook, Inc., Class A (a)	5,002,607
44,620	VeriSign, Inc. (a)	4,797,542
		14,934,464

	IT Services — 9.1%
25,666	Accenture PLC, Class A	3,653,812
5,215	Alliance Data Systems Corp.	1,166,752
10,571	Automatic Data Processing, Inc.	1,228,984
73,422	Broadridge Financial Solutions, Inc.	6,308,418
81,804	Cognizant Technology Solutions Corp., Class A	6,190,109
69,096	DXC Technology Co.	6,323,666
50,832	Fidelity National Information Services, Inc.	4,715,176
18,407	Fiserv, Inc. (a)	2,382,418
7,465	FleetCor Technologies, Inc. (a)	1,233,741
27,864	Gartner, Inc. (a)	3,491,638
33,620	Mastercard, Inc., Class A	5,001,647
92,675	PayPal Holdings, Inc. (a)	6,724,498
90,595	Total System Services, Inc.	6,527,370
49,194	Vantiv, Inc., Class A (a)	3,443,580
32,941	Visa, Inc., Class A	3,622,851
		62,014,660

	Leisure Products — 0.2%
11,830	Hasbro, Inc.	1,095,340

	Life Sciences Tools & Services — 2.4%
73,944	Agilent Technologies, Inc.	5,030,410

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
11,916	Illumina, Inc. (a)	$2,445,044
7,582	Mettler-Toledo International, Inc. (a)	5,175,701
18,323	Thermo Fisher Scientific, Inc.	3,551,547
		16,202,702

	Machinery — 2.3%
48,972	Fortive Corp.	3,538,717
28,539	IDEX Corp.	3,658,985
16,042	Illinois Tool Works, Inc.	2,510,894
26,620	Ingersoll-Rand PLC	2,358,532
22,964	Stanley Black & Decker, Inc.	3,709,834
		15,776,962

	Media — 1.5%
16,330	Charter Communications, Inc., Class A (a)	5,456,996
61,686	Comcast Corp., Class A	2,222,547
430,001	Sirius XM Holdings, Inc. (b)	2,339,205
		10,018,748

	Metals & Mining — 0.5%
100,573	Steel Dynamics, Inc.	3,742,321

	Mortgage Real Estate Investment Trusts — 0.3%
194,719	Annaly Capital Management, Inc.	2,231,480

	Multi-Utilities — 0.4%
15,020	Dominion Energy, Inc.	1,218,723
18,408	WEC Energy Group, Inc.	1,240,515
		2,459,238

	Oil, Gas & Consumable Fuels — 0.7%
88,734	Cabot Oil & Gas Corp.	2,457,932
25,657	Cheniere Energy, Inc. (a)	1,199,208
11,795	Diamondback Energy, Inc. (a)	1,263,952
		4,921,092

	Personal Products — 0.5%
32,148	Estee Lauder (The) Cos., Inc., Class A	3,594,468

	Pharmaceuticals — 1.2%
74,479	Bristol-Myers Squibb Co.	4,592,375
28,042	Perrigo Co. PLC	2,271,121
18,124	Zoetis, Inc.	1,156,674
		8,020,170

	Real Estate Management & Development — 0.5%
91,517	CBRE Group, Inc., Class A (a)	3,598,448

	Road & Rail — 1.0%
63,891	CSX Corp.	3,222,023

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
26,217	Norfolk Southern Corp.	$3,445,438
		6,667,461

	Semiconductors & Semiconductor Equipment — 7.9%
90,633	Advanced Micro Devices, Inc. (a)	995,603
27,547	Analog Devices, Inc.	2,515,041
113,920	Applied Materials, Inc.	6,428,506
32,704	KLA-Tencor Corp.	3,561,139
32,069	Lam Research Corp.	6,688,631
24,220	Maxim Integrated Products, Inc.	1,272,519
66,094	Microchip Technology, Inc.	6,265,711
150,877	Micron Technology, Inc. (a)	6,685,360
33,193	NVIDIA Corp.	6,864,644
49,049	Qorvo, Inc. (a)	3,718,405
11,339	Skyworks Solutions, Inc.	1,291,059
38,673	Texas Instruments, Inc.	3,739,292
48,943	Xilinx, Inc.	3,606,610
		53,632,520

	Software — 10.1%
91,985	Activision Blizzard, Inc.	6,024,098
23,240	Adobe Systems, Inc. (a)	4,070,718
9,416	ANSYS, Inc. (a)	1,287,261
21,145	Autodesk, Inc. (a)	2,642,279
150,342	Cadence Design Systems, Inc. (a)	6,488,761
40,209	Electronic Arts, Inc. (a)	4,808,996
24,389	Intuit, Inc.	3,683,227
15,512	Microsoft Corp.	1,290,288
53,527	Red Hat, Inc. (a)	6,467,667
37,109	salesforce.com, Inc. (a)	3,797,735
50,491	ServiceNow, Inc. (a)	6,380,548
58,951	Synopsys, Inc. (a)	5,100,441
58,047	Take-Two Interactive Software, Inc. (a)	6,422,901
54,347	VMware, Inc., Class A (a)	6,504,792
32,893	Workday, Inc., Class A (a)	3,650,794
		68,620,506

	Specialty Retail — 1.4%
83,343	Best Buy Co., Inc.	4,665,541
29,024	Home Depot (The), Inc.	4,811,599
		9,477,140

	Technology Hardware, Storage & Peripherals — 0.9%
22,494	Apple, Inc.	3,802,386
27,472	Western Digital Corp.	2,452,425
		6,254,811

	Trading Companies & Distributors — 0.9%
42,770	United Rentals, Inc. (a)	6,051,100

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.5%
56,222	T-Mobile US, Inc. (a)	$3,360,389
	Total Common Stocks — 100.0%	681,827,676
	(Cost $588,002,483)

	Money Market Funds — 0.0%
369,134	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	369,134
	(Cost $369,134)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$47,469	BNP Paribas 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $47,471. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $48,750. (d)	47,469
1,072,273	RBC Capital Markets LLC 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $1,072,303. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $1,099,179. (d)	1,072,273
	Total Repurchase Agreements — 0.2%	1,119,742
	(Cost $1,119,742)

	Total Investments — 100.2%	683,316,552
	(Cost $589,491,359) (e)
	Net Other Assets and Liabilities — (0.2)%	(1,403,221)
	Net Assets — 100.0%	$681,913,331

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,414,988 and the total value of the collateral held by the Fund is $1,488,876.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $98,255,904 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,430,711. The net unrealized appreciation was $93,825,193.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$681,827,676	$—	$—
Money Market Funds	369,134	—	—
Repurchase Agreements	—	1,119,742	—
Total Investments	$682,196,810	$1,119,742	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.4%
445	Curtiss-Wright Corp.	$52,621
2,065	Esterline Technologies Corp. (a)	195,865
1,621	Hexcel Corp.	98,379
833	Huntington Ingalls Industries, Inc.	193,947
1,758	KLX, Inc. (a)	96,444
487	L3 Technologies, Inc.	91,157
644	Moog, Inc., Class A (a)	56,518
292	Teledyne Technologies, Inc. (a)	49,628
7,003	Textron, Inc.	369,338
885	Triumph Group, Inc.	27,479
1,625	United Technologies Corp.	194,610
		1,425,986

	Air Freight & Logistics — 0.3%
2,040	Atlas Air Worldwide Holdings, Inc. (a)	125,154
1,534	Expeditors International of Washington, Inc.	89,555
460	Forward Air Corp.	26,422
1,250	Hub Group, Inc., Class A (a)	54,125
		295,256

	Airlines — 2.2%
6,184	Alaska Air Group, Inc.	408,329
815	Allegiant Travel Co.	111,166
3,973	American Airlines Group, Inc.	186,016
9,782	Delta Air Lines, Inc.	489,393
3,575	Hawaiian Holdings, Inc. (a)	119,762
12,557	JetBlue Airways Corp. (a)	240,467
6,965	Spirit Airlines, Inc. (a)	258,332
7,747	United Continental Holdings, Inc. (a)	453,045
		2,266,510

	Auto Components — 1.7%
7,636	American Axle & Manufacturing Holdings, Inc. (a)	135,844
3,589	Cooper Tire & Rubber Co.	117,719
926	Cooper-Standard Holdings, Inc. (a)	103,231
8,322	Dana, Inc.	253,738
9,402	Gentex Corp.	182,493
2,891	Gentherm, Inc. (a)	96,849
6,998	Goodyear Tire & Rubber (The) Co.	214,069
2,725	Lear Corp.	478,483
1,638	Standard Motor Products, Inc.	71,531
3,068	Tenneco, Inc.	178,281
		1,832,238

	Automobiles — 1.2%
39,404	Ford Motor Co.	483,487
11,681	General Motors Co.	502,049
5,716	Harley-Davidson, Inc.	270,596
		1,256,132

Shares	Description	Value

	Common Stocks (Continued)
	Banks — 4.3%
3,838	Associated Banc-Corp.	$97,101
3,809	Banc of California, Inc.	80,179
2,617	BankUnited, Inc.	91,202
4,019	BB&T Corp.	197,896
1,592	Boston Private Financial Holdings, Inc.	25,313
3,788	Citigroup, Inc.	278,418
9,964	Citizens Financial Group, Inc.	378,732
6,634	F.N.B. Corp.	89,493
9,848	Fifth Third Bancorp	284,607
20,976	First BanCorp (a)	108,026
373	First Citizens BancShares, Inc., Class A	151,065
1,536	First Hawaiian, Inc.	44,913
689	First Interstate BancSystem, Inc., Class A	27,078
1,125	First Midwest Bancorp, Inc.	25,976
2,482	Fulton Financial Corp.	45,172
1,301	Great Western Bancorp, Inc.	52,808
851	Hanmi Financial Corp.	26,168
533	Heartland Financial USA, Inc.	26,250
2,065	Hilltop Holdings, Inc.	48,651
3,032	Hope Bancorp, Inc.	55,940
1,339	International Bancshares Corp.	54,363
2,067	MB Financial, Inc.	94,958
717	NBT Bancorp, Inc.	27,346
2,934	Old National Bancorp	53,399
1,843	PacWest Bancorp	89,054
2,565	People’s United Financial, Inc.	47,863
1,400	PNC Financial Services Group (The), Inc.	191,506
3,885	Popular, Inc.	142,502
1,416	Prosperity Bancshares, Inc.	93,145
24,776	Regions Financial Corp.	383,533
927	Simmons First National Corp., Class A	53,488
293	South State Corp.	26,385
4,610	SunTrust Banks, Inc.	277,568
10,924	TCF Financial Corp.	199,035
1,621	Trustmark Corp.	53,396
1,714	U.S. Bancorp	93,207
4,771	Umpqua Holdings Corp.	97,615
1,521	Union Bankshares Corp.	52,490
1,253	United Bankshares, Inc.	45,045
4,996	Wells Fargo & Co.	280,475
1,309	WesBanco, Inc.	52,884
		4,544,245

	Beverages — 0.1%
344	Boston Beer (The) Co., Inc., Class A (a)	61,249

	Biotechnology — 0.4%
5,822	Gilead Sciences, Inc.	436,417

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Building Products — 0.7%
1,638	Apogee Enterprises, Inc.	$78,182
2,724	Armstrong World Industries, Inc. (a)	139,196
846	Gibraltar Industries, Inc. (a)	28,130
2,419	Griffon Corp.	54,548
2,407	Owens Corning	199,035
1,095	Simpson Manufacturing Co., Inc.	61,035
1,094	Universal Forest Products, Inc.	123,513
2,851	USG Corp. (a)	97,875
		781,514

	Capital Markets — 2.0%
484	Affiliated Managers Group, Inc.	90,266
5,197	Bank of New York Mellon (The) Corp.	267,386
3,134	Federated Investors, Inc., Class B	97,373
8,478	Franklin Resources, Inc.	357,178
1,591	Goldman Sachs Group (The), Inc.	385,786
5,384	Invesco Ltd.	192,693
4,117	Lazard Ltd., Class A	195,722
5,919	Legg Mason, Inc.	225,988
871	Stifel Financial Corp.	46,189
6,405	TPG Specialty Lending, Inc.	130,918
6,689	Waddell & Reed Financial, Inc., Class A	125,018
		2,114,517

	Chemicals — 2.7%
663	AdvanSix, Inc. (a)	30,677
607	Air Products and Chemicals, Inc.	96,774
4,170	Cabot Corp.	254,203
4,170	Eastman Chemical Co.	378,678
802	H.B. Fuller Co.	45,610
1,742	Innospec, Inc.	107,743
1,954	Kraton Corp. (a)	95,805
3,810	LyondellBasell Industries N.V., Class A	394,449
1,520	Minerals Technologies, Inc.	109,288
21,846	Mosaic (The) Co.	488,040
109	NewMarket Corp.	43,642
1,359	Olin Corp.	49,644
3,488	PolyOne Corp.	160,692
945	Stepan Co.	75,468
3,468	Trinseo S.A.	246,228
3,316	Westlake Chemical Corp.	281,561
		2,858,502

	Commercial Services & Supplies — 0.9%
6,641	ACCO Brands Corp. (a)	86,665
1,046	Advanced Disposal Services, Inc. (a)	26,066
1,415	Brady Corp., Class A	53,841
2,551	Deluxe Corp.	177,677
1,496	Herman Miller, Inc.	50,266

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
635	HNI Corp.	$21,730
1,203	Interface, Inc.	27,428
3,951	Knoll, Inc.	83,840
423	Matthews International Corp., Class A	26,586
1,806	McGrath RentCorp	80,728
4,750	Quad/Graphics, Inc.	108,252
6,974	Steelcase, Inc., Class A	101,472
522	UniFirst Corp.	82,215
1,298	Viad Corp.	75,349
		1,002,115

	Communications Equipment — 1.0%
1,098	ADTRAN, Inc.	23,168
8,194	Cisco Systems, Inc.	279,825
3,253	EchoStar Corp., Class A (a)	182,005
13,558	Juniper Networks, Inc.	336,645
1,660	NETGEAR, Inc. (a)	77,439
1,439	NetScout Systems, Inc. (a)	40,868
1,214	Plantronics, Inc.	55,067
11,353	Viavi Solutions, Inc. (a)	105,356
		1,100,373

	Construction & Engineering — 0.8%
3,793	AECOM (a)	132,983
1,504	Comfort Systems USA, Inc.	66,627
1,342	EMCOR Group, Inc.	108,044
799	Jacobs Engineering Group, Inc.	46,510
1,825	Primoris Services Corp.	51,593
4,981	Quanta Services, Inc. (a)	187,933
4,727	Tutor Perini Corp. (a)	133,301
589	Valmont Industries, Inc.	93,592
		820,583

	Consumer Finance — 2.4%
19,442	Ally Financial, Inc.	508,020
5,571	Capital One Financial Corp.	513,535
4,273	Discover Financial Services	284,283
737	FirstCash, Inc.	47,057
12,394	Navient Corp.	154,429
2,658	Nelnet, Inc., Class A	155,599
6,603	OneMain Holdings, Inc. (a)	209,777
2,758	PRA Group, Inc. (a)	76,948
15,139	Santander Consumer USA Holdings, Inc. (a)	251,913
8,874	Synchrony Financial	289,470
		2,491,031

	Containers & Packaging — 1.1%
1,078	AptarGroup, Inc.	93,862
473	Avery Dennison Corp.	50,218
3,064	Bemis Co., Inc.	137,941

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
779	Crown Holdings, Inc. (a)	$46,873
6,672	Graphic Packaging Holding Co.	103,349
795	Greif, Inc., Class A	44,146
1,581	Silgan Holdings, Inc.	46,244
3,690	Sonoco Products Co.	191,105
6,651	WestRock Co.	407,906
		1,121,644

	Distributors — 0.3%
960	Genuine Parts Co.	84,701
5,242	LKQ Corp. (a)	197,571
		282,272

	Diversified Consumer Services — 0.3%
3,745	Adtalem Global Education, Inc.	138,378
239	Graham Holdings Co., Class B	132,991
		271,369

	Diversified Financial Services — 0.6%
1,503	Berkshire Hathaway, Inc., Class B (a)	280,971
14,944	Leucadia National Corp.	378,083
		659,054

	Diversified Telecommunication Services — 1.5%
12,042	AT&T, Inc.	405,213
2,547	ATN International, Inc.	138,277
24,956	CenturyLink, Inc. (b)	473,914
11,386	Frontier Communications Corp. (b)	137,885
13,033	Iridium Communications, Inc. (a) (b)	156,396
5,568	Verizon Communications, Inc.	266,540
		1,578,225

	Electric Utilities — 4.5%
1,806	ALLETE, Inc.	141,500
4,539	Alliant Energy Corp.	196,357
1,308	American Electric Power Co., Inc.	97,328
4,496	Duke Energy Corp.	397,042
4,890	Edison International	390,956
2,471	Entergy Corp.	213,148
6,243	Eversource Energy	391,062
12,521	Exelon Corp.	503,469
5,578	Hawaiian Electric Industries, Inc.	203,374
1,059	IDACORP, Inc.	97,460
3,875	OGE Energy Corp.	142,755
1,239	Otter Tail Corp.	56,932
6,927	PG&E Corp.	400,173
4,462	Pinnacle West Capital Corp.	391,362
3,464	PNM Resources, Inc.	150,338
4,079	Portland General Electric Co.	194,731
7,261	PPL Corp.	272,723

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
1,869	Southern (The) Co.	$97,562
7,974	Xcel Energy, Inc.	394,872
		4,733,144

	Electrical Equipment — 0.9%
536	Acuity Brands, Inc.	89,619
4,051	Atkore International Group, Inc. (a)	78,225
1,623	AZZ, Inc.	77,579
4,914	Eaton Corp. PLC	393,218
2,399	Encore Wire Corp.	108,315
2,018	EnerSys	139,989
401	Hubbell, Inc.	50,454
		937,399

	Electronic Equipment, Instruments & Components — 3.0%
1,095	Anixter International, Inc. (a)	75,227
2,315	Arrow Electronics, Inc. (a)	193,511
5,921	Avnet, Inc.	235,656
7,658	AVX Corp.	144,277
1,156	Belden, Inc.	92,376
3,145	Benchmark Electronics, Inc. (a)	97,338
15,764	Corning, Inc.	493,571
809	Dolby Laboratories, Inc., Class A	46,873
2,898	Fabrinet (a)	107,748
1,196	FLIR Systems, Inc.	55,997
1,721	Insight Enterprises, Inc. (a)	77,531
4,890	Jabil, Inc.	138,289
1,725	Knowles Corp. (a)	28,566
1,866	Methode Electronics, Inc.	87,515
493	MTS Systems Corp.	25,661
1,915	Plexus Corp. (a)	117,638
6,264	Sanmina Corp. (a)	204,989
2,460	ScanSource, Inc. (a)	105,657
1,471	SYNNEX Corp.	198,409
3,318	TE Connectivity Ltd.	301,838
2,095	Tech Data Corp. (a)	194,353
5,712	Vishay Intertechnology, Inc.	127,092
		3,150,112

	Energy Equipment & Services — 0.7%
2,637	C&J Energy Services, Inc. (a)	75,128
9,258	Diamond Offshore Drilling, Inc. (a) (b)	154,886
597	Dril-Quip, Inc. (a)	25,134
833	Exterran Corp. (a)	26,881
3,565	Helix Energy Solutions Group, Inc. (a)	24,313
893	Helmerich & Payne, Inc. (b)	48,499
14,772	McDermott International, Inc. (a)	97,791
6,654	Nabors Industries Ltd.	37,462
1,003	Oceaneering International, Inc.	20,281
1,039	Oil States International, Inc. (a)	23,949

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
4,445	Patterson-UTI Energy, Inc.	$87,922
6,523	Unit Corp. (a)	122,110
		744,356

	Equity Real Estate Investment Trusts — 4.3%
1,876	Acadia Realty Trust	52,809
12,305	Apple Hospitality REIT, Inc.	233,057
9,902	Brixmor Property Group, Inc.	172,988
12,800	CBL & Associates Properties, Inc. (b)	100,352
3,982	Chesapeake Lodging Trust	111,098
2,138	Columbia Property Trust, Inc.	47,207
8,692	CoreCivic, Inc.	214,345
4,983	Cousins Properties, Inc.	44,947
9,808	DiamondRock Hospitality Co.	106,515
4,593	Equity Commonwealth (a)	138,020
5,056	Franklin Street Properties Corp.	50,560
18,167	GGP, Inc.	353,530
9,901	HCP, Inc.	255,842
6,534	Hospitality Properties Trust	186,742
20,407	Host Hotels & Resorts, Inc.	399,161
4,698	Kimco Realty Corp.	85,316
3,903	Kite Realty Group Trust	72,947
8,018	LaSalle Hotel Properties	226,188
5,254	Lexington Realty Trust	53,170
2,265	Mack-Cali Realty Corp.	51,574
1,117	National Retail Properties, Inc.	44,881
3,696	Outfront Media, Inc.	86,671
729	Pebblebrook Hotel Trust	25,996
5,119	Pennsylvania Real Estate Investment Trust	49,757
4,617	Piedmont Office Realty Trust, Inc., Class A	89,293
6,346	RLJ Lodging Trust	137,454
5,732	Select Income REIT	138,485
7,141	Senior Housing Properties Trust	131,394
5,430	Spirit Realty Capital, Inc.	45,123
14,480	Sunstone Hotel Investors, Inc.	236,314
3,236	Tanger Factory Outlet Centers, Inc. (b)	73,619
16,841	VEREIT, Inc.	132,875
16,116	Washington Prime Group, Inc.	126,188
2,699	Weyerhaeuser Co.	96,921
6,377	Xenia Hotels & Resorts, Inc.	138,763
		4,510,102

	Food & Staples Retailing — 2.2%
1,568	Andersons (The), Inc.	58,722
1,276	Casey’s General Stores, Inc.	146,191
4,640	CVS Health Corp.	317,979
18,810	Kroger (The) Co.	389,367
295	PriceSmart, Inc.	24,721
27,397	Rite Aid Corp. (a)	45,205

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
5,091	SpartanNash Co.	$124,984
7,438	Sprouts Farmers Market, Inc. (a)	137,529
3,633	SUPERVALU, Inc. (a)	59,182
1,702	Sysco Corp.	94,665
3,228	United Natural Foods, Inc. (a)	125,149
6,972	US Foods Holding Corp. (a)	190,196
2,443	Walgreens Boots Alliance, Inc.	161,898
4,829	Wal-Mart Stores, Inc.	421,620
		2,297,408

	Food Products — 3.4%
11,095	Archer-Daniels-Midland Co.	453,453
6,790	Bunge Ltd.	467,016
4,030	Campbell Soup Co.	190,901
13,281	Darling Ingredients, Inc. (a)	242,378
9,871	Dean Foods Co.	96,242
4,948	Flowers Foods, Inc.	94,161
5,119	Fresh Del Monte Produce, Inc.	227,847
1,775	General Mills, Inc.	92,158
5,870	Hormel Foods Corp.	182,909
2,284	Ingredion, Inc.	286,299
201	J&J Snack Foods Corp.	26,767
2,626	J.M. Smucker (The) Co.	278,487
387	Lancaster Colony Corp.	48,460
6,552	Pilgrim’s Pride Corp. (a)	208,223
1,441	Sanderson Farms, Inc.	215,530
6,695	Tyson Foods, Inc., Class A	488,133
		3,598,964

	Gas Utilities — 1.1%
2,250	Atmos Energy Corp.	196,290
2,466	National Fuel Gas Co.	143,151
2,208	New Jersey Resources Corp.	98,146
834	Northwest Natural Gas Co.	55,336
1,264	ONE Gas, Inc.	97,303
1,348	South Jersey Industries, Inc.	45,791
1,799	Southwest Gas Holdings, Inc.	148,220
1,870	Spire, Inc.	147,636
5,880	UGI Corp.	281,417
		1,213,290

	Health Care Equipment & Supplies — 0.1%
1,071	Danaher Corp.	98,821
585	Halyard Health, Inc. (a)	24,658
778	Varex Imaging Corp. (a)	26,740
		150,219

	Health Care Providers & Services — 3.1%
1,451	Anthem, Inc.	303,564
2,819	Cardinal Health, Inc.	174,496
7,942	DaVita, Inc. (a)	482,397
2,377	Ensign Group (The), Inc.	54,861

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
7,449	Express Scripts Holding Co. (a)	$456,549
1,120	Henry Schein, Inc. (a)	88,032
377	Humana, Inc.	96,267
2,319	LifePoint Health, Inc. (a)	111,660
1,244	Magellan Health, Inc. (a)	106,113
3,071	McKesson Corp.	423,430
5,396	MEDNAX, Inc. (a)	236,291
2,146	National HealthCare Corp.	137,344
2,706	Owens & Minor, Inc.	66,486
1,204	Patterson Cos., Inc.	44,548
1,372	Select Medical Holdings Corp. (a)	26,274
1,603	Tenet Healthcare Corp. (a) (b)	22,891
4,252	Universal Health Services, Inc., Class B	436,680
		3,267,883

	Hotels, Restaurants & Leisure — 1.3%
2,262	Aramark	98,827
3,051	Bloomin’ Brands, Inc.	54,247
8,932	Boyd Gaming Corp.	261,082
3,371	Brinker International, Inc.	103,557
748	Buffalo Wild Wings, Inc. (a)	88,413
2,550	Cheesecake Factory (The), Inc.	114,087
614	Cracker Barrel Old Country Store, Inc. (b)	95,864
2,395	Darden Restaurants, Inc.	197,037
1,279	Hyatt Hotels Corp., Class A (a)	80,142
3,729	International Speedway Corp., Class A	144,872
2,298	Yum China Holdings, Inc. (a)	92,724
		1,330,852

	Household Durables — 3.0%
6,352	CalAtlantic Group, Inc.	313,408
9,450	D.R. Horton, Inc.	417,784
3,315	Ethan Allen Interiors, Inc.	98,621
6,991	Garmin Ltd.	395,761
961	Helen of Troy Ltd. (a)	89,277
4,452	KB Home	122,118
3,992	La-Z-Boy, Inc.	107,584
1,950	Leggett & Platt, Inc.	92,157
5,219	Lennar Corp., Class A	290,542
3,234	M.D.C. Holdings, Inc.	119,787
3,023	Meritage Homes Corp. (a)	147,220
6,811	PulteGroup, Inc.	205,897
1,443	Tempur Sealy International, Inc. (a)	94,329
4,489	Toll Brothers, Inc.	206,674
7,777	TRI Pointe Group, Inc. (a)	137,575
753	Tupperware Brands Corp.	44,239
1,494	Whirlpool Corp.	244,911
		3,127,884

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 0.1%
2,021	Energizer Holdings, Inc.	$86,883
439	Spectrum Brands Holdings, Inc.	48,255
		135,138

	Independent Power and Renewable Electricity Producers — 0.4%
13,712	Dynegy, Inc. (a)	170,714
12,450	Vistra Energy Corp.	242,028
		412,742

	Industrial Conglomerates — 0.1%
928	Carlisle Cos., Inc.	101,922

	Insurance — 9.5%
3,386	Aflac, Inc.	284,052
497	Alleghany Corp. (a)	281,411
2,998	Allstate (The) Corp.	281,392
3,111	Ambac Financial Group, Inc. (a)	50,647
2,718	American Equity Investment Life Holding Co.	80,208
2,664	American Financial Group, Inc.	281,025
3,073	American International Group, Inc.	198,547
1,182	American National Insurance Co.	143,885
453	AMERISAFE, Inc.	29,309
17,287	AmTrust Financial Services, Inc.	217,125
1,915	Arch Capital Group Ltd. (a)	190,811
2,183	Argo Group International Holdings Ltd.	137,420
1,492	Arthur J. Gallagher & Co.	94,488
5,760	Aspen Insurance Holdings Ltd.	247,104
1,462	Assurant, Inc.	147,150
6,164	Assured Guaranty Ltd.	228,684
3,458	Athene Holding Ltd., Class A (a)	180,266
4,060	Axis Capital Holdings Ltd.	220,823
2,647	Chubb Ltd.	399,221
1,200	Cincinnati Financial Corp.	84,204
9,970	CNO Financial Group, Inc.	238,981
1,739	Employers Holdings, Inc.	82,950
628	Enstar Group Ltd. (a)	143,058
2,065	Everest Re Group Ltd.	490,334
721	FBL Financial Group, Inc., Class A	55,769
3,725	First American Financial Corp.	202,715
8,043	FNF Group	300,969
480	Hanover Insurance Group (The), Inc.	47,222
1,657	Hartford Financial Services Group (The), Inc.	91,218
669	Horace Mann Educators Corp.	29,302
570	Infinity Property & Casualty Corp.	53,780
3,750	Lincoln National Corp.	284,175
3,942	Loews Corp.	195,168
3,313	Maiden Holdings Ltd.	27,332
5,620	National General Holdings Corp.	113,412

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
308	National Western Life Group, Inc., Class A	$110,135
920	Navigators Group (The), Inc.	53,360
9,454	Old Republic International Corp.	191,822
2,932	Principal Financial Group, Inc.	193,072
1,703	ProAssurance Corp.	95,453
2,592	Prudential Financial, Inc.	286,312
1,975	Reinsurance Group of America, Inc.	295,026
1,722	RenaissanceRe Holdings Ltd.	238,256
1,036	Safety Insurance Group, Inc.	85,159
864	Selective Insurance Group, Inc.	51,494
3,555	Stewart Information Services Corp.	134,877
8,605	Third Point Reinsurance Ltd. (a)	143,704
1,147	Torchmark Corp.	96,497
3,850	Travelers (The) Cos., Inc.	509,933
1,172	United Fire Group, Inc.	54,018
5,837	Universal Insurance Holdings, Inc.	139,212
7,380	Unum Group	384,055
3,783	Validus Holdings Ltd.	197,019
2,092	W. R. Berkley Corp.	143,469
54	White Mountains Insurance Group Ltd.	48,014
9,565	XL Group Ltd.	387,096
		9,972,140

	Internet & Direct Marketing Retail — 0.5%
20,011	Liberty Interactive Corp. QVC Group, Class A (a)	454,650
8,696	Liberty TripAdvisor Holdings, Inc., Class A (a)	93,917
		548,567

	Internet Software & Services — 0.6%
2,866	Akamai Technologies, Inc. (a)	149,748
12,264	eBay, Inc. (a)	461,617
		611,365

	IT Services — 1.4%
668	CACI International, Inc., Class A (a)	96,025
4,667	Cardtronics PLC, Class A (a)	106,874
5,185	Convergys Corp.	133,410
1,339	CSG Systems International, Inc.	56,693
4,240	DST Systems, Inc.	248,549
2,601	International Business Machines Corp.	400,710
1,790	ManTech International Corp., Class A	83,074
1,443	MAXIMUS, Inc.	95,858
2,571	Sabre Corp.	50,289
696	Science Applications International Corp.	51,045

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
4,604	Sykes Enterprises, Inc. (a)	$133,240
		1,455,767

	Leisure Products — 0.5%
8,803	American Outdoor Brands Corp. (a)	126,147
2,494	Brunswick Corp.	126,321
9,303	Callaway Golf Co.	134,243
9,019	Mattel, Inc.	127,348
		514,059

	Life Sciences Tools & Services — 0.0%
1,296	Luminex Corp.	27,670

	Machinery — 2.8%
1,262	AGCO Corp.	86,535
245	Alamo Group, Inc.	25,847
959	Astec Industries, Inc.	49,820
5,712	Briggs & Stratton Corp.	143,942
1,118	Colfax Corp. (a)	46,632
1,123	Cummins, Inc.	198,636
731	Deere & Co.	97,135
2,064	Dover Corp.	197,091
1,238	Federal Signal Corp.	26,431
587	Franklin Electric Co., Inc.	26,709
2,788	Greenbrier (The) Cos., Inc. (b)	145,534
1,382	Hillenbrand, Inc.	54,658
702	Hyster-Yale Materials Handling, Inc.	55,100
3,154	ITT, Inc.	147,103
937	Lydall, Inc. (a)	54,159
754	Mueller Industries, Inc.	26,202
564	Oshkosh Corp.	51,640
3,809	PACCAR, Inc.	273,220
1,078	Parker-Hannifin Corp.	196,854
1,037	Rexnord Corp. (a)	26,464
2,532	Snap-on, Inc.	399,499
248	Standex International Corp.	25,680
2,876	Timken (The) Co.	135,603
7,294	Trinity Industries, Inc.	237,201
4,706	Wabash National Corp.	105,885
381	Watts Water Technologies, Inc., Class A	25,679
600	Woodward, Inc.	46,398
		2,905,657

	Marine — 0.3%
2,823	Kirby Corp. (a)	200,010
2,804	Matson, Inc.	76,353
		276,363

	Media — 2.4%
7,306	AMC Entertainment Holdings, Inc., Class A (b)	101,553
3,184	AMC Networks, Inc., Class A (a)	162,002

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
5,141	Cinemark Holdings, Inc.	$186,824
22,154	Discovery Communications, Inc., Class A (a)	418,267
4,135	E.W. Scripps (The) Co., Class A (a)	71,701
11,933	Gannett Co., Inc.	103,817
9,075	Interpublic Group of Cos. (The), Inc.	174,694
870	John Wiley & Sons, Inc., Class A	47,545
1,935	Meredith Corp.	102,555
3,728	MSG Networks, Inc., Class A (a)	64,681
1,240	Omnicom Group, Inc.	83,316
2,124	Scholastic Corp.	78,461
5,808	Sinclair Broadcast Group, Inc., Class A	184,114
6,982	TEGNA, Inc.	85,390
16,942	Viacom, Inc., Class B	407,116
2,796	Walt Disney (The) Co.	273,477
		2,545,513

	Metals & Mining — 1.9%
2,995	Alcoa Corp. (a)	143,101
2,236	Carpenter Technology Corp.	111,330
11,686	Coeur Mining, Inc. (a)	88,697
5,643	Commercial Metals Co.	109,926
1,218	Compass Minerals International, Inc. (b)	79,901
19,626	Freeport-McMoRan, Inc. (a)	274,371
521	Kaiser Aluminum Corp.	51,673
2,449	Newmont Mining Corp.	88,556
8,417	Nucor Corp.	486,755
3,055	Reliance Steel & Aluminum Co.	234,746
5,441	United States Steel Corp.	137,766
4,047	Worthington Industries, Inc.	184,139
		1,990,961

	Mortgage Real Estate Investment Trusts — 1.1%
4,990	ARMOUR Residential REIT, Inc.	125,000
8,189	Capstead Mortgage Corp.	72,227
12,299	Chimera Investment Corp.	225,072
5,735	Ladder Capital Corp.	77,078
26,563	MFA Financial, Inc.	218,879
7,720	PennyMac Mortgage Investment Trust	123,983
6,428	Starwood Property Trust, Inc.	138,266
23,084	Two Harbors Investment Corp.	226,223
		1,206,728

	Multiline Retail — 1.6%
2,005	Big Lots, Inc.	102,877
2,394	Dillard’s, Inc., Class A (b)	121,615
2,328	Dollar General Corp.	188,195
2,173	Dollar Tree, Inc. (a)	198,286
28,188	JC Penney Co., Inc. (a) (b)	78,926
5,097	Kohl’s Corp.	212,851

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail (Continued)
10,664	Macy’s, Inc.	$200,057
1,974	Nordstrom, Inc.	78,269
7,993	Target Corp.	471,907
		1,652,983

	Multi-Utilities — 3.3%
6,524	Ameren Corp.	404,423
6,459	CenterPoint Energy, Inc.	191,057
4,073	CMS Energy Corp.	197,011
4,677	Consolidated Edison, Inc.	402,456
3,515	DTE Energy Co.	388,267
5,380	MDU Resources Group, Inc.	147,143
10,768	NiSource, Inc.	283,952
3,269	NorthWestern Corp.	193,786
8,159	Public Service Enterprise Group, Inc.	401,423
9,727	SCANA Corp.	419,623
3,306	Sempra Energy	388,455
1,415	Vectren Corp.	96,418
		3,514,014

	Oil, Gas & Consumable Fuels — 5.7%
3,862	Anadarko Petroleum Corp.	190,667
1,829	Andeavor	194,313
11,693	Antero Resources Corp. (a)	226,844
4,119	Apache Corp.	170,403
1,102	Arch Coal, Inc., Class A	84,215
3,211	Chevron Corp.	372,123
2,865	Concho Resources, Inc. (a)	384,512
1,835	ConocoPhillips	93,860
10,989	CONSOL Energy, Inc. (a)	177,253
1,017	CVR Energy, Inc. (b)	27,917
12,848	Devon Energy Corp.	474,091
2,553	Energen Corp. (a)	131,990
24,241	EP Energy Corp., Class A (a) (b)	65,451
1,408	EQT Corp.	88,056
3,361	Exxon Mobil Corp.	280,139
1,837	Gulfport Energy Corp. (a)	25,167
19,742	Halcon Resources Corp. (a)	129,902
3,881	HollyFrontier Corp.	143,403
9,837	Kinder Morgan, Inc.	178,148
4,914	Marathon Petroleum Corp.	293,562
8,761	Murphy Oil Corp.	234,357
6,274	Newfield Exploration Co. (a)	193,177
11,776	Oasis Petroleum, Inc. (a)	111,283
954	PBF Energy, Inc., Class A	27,637
3,797	PDC Energy, Inc. (a)	193,381
2,059	Phillips 66	187,534
15,664	QEP Resources, Inc. (a)	140,193
11,890	Range Resources Corp.	215,328
1,345	RSP Permian, Inc. (a)	46,281
6,054	SM Energy Co.	129,132
2,724	SRC Energy, Inc. (a)	25,987
6,131	Valero Energy Corp.	483,675

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
4,825	Whiting Petroleum Corp. (a)	$28,998
3,167	World Fuel Services Corp.	88,043
12,140	WPX Energy, Inc. (a)	136,939
		5,973,961

	Paper & Forest Products — 0.5%
1,539	Boise Cascade Co. (a)	54,558
3,094	Domtar Corp.	146,408
3,677	KapStone Paper and Packaging Corp.	82,585
924	Neenah Paper, Inc.	80,203
4,063	P.H. Glatfelter Co.	85,160
2,590	Schweitzer-Mauduit International, Inc.	109,376
		558,290

	Personal Products — 0.3%
1,279	Edgewell Personal Care Co. (a)	83,045
1,514	Nu Skin Enterprises, Inc., Class A	96,306
1,370	USANA Health Sciences, Inc. (a)	90,009
		269,360

	Pharmaceuticals — 1.0%
2,301	Allergan PLC	407,806
15,036	Mylan N.V. (a)	536,936
2,573	Pfizer, Inc.	90,209
		1,034,951

	Professional Services — 0.5%
2,227	FTI Consulting, Inc. (a)	95,204
1,465	ICF International, Inc. (a)	78,670
2,004	Korn/Ferry International	83,827
395	ManpowerGroup, Inc.	48,696
1,849	Robert Half International, Inc.	95,723
5,980	TrueBlue, Inc. (a)	162,058
		564,178

	Real Estate Management & Development — 0.4%
1,130	Jones Lang LaSalle, Inc.	146,324
1,989	Marcus & Millichap, Inc. (a)	56,527
5,650	Realogy Holdings Corp.	182,665
		385,516

	Road & Rail — 1.2%
497	AMERCO	195,142
1,886	Genesee & Wyoming, Inc., Class A (a)	135,377
2,141	Heartland Express, Inc.	45,667
1,178	Hertz Global Holdings, Inc. (a)	29,297
827	J.B. Hunt Transport Services, Inc.	87,985
1,736	Kansas City Southern	180,926
5,226	Marten Transport Ltd.	102,691
2,202	Ryder System, Inc.	178,538

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
3,124	Schneider National, Inc., Class B	$81,818
1,627	Union Pacific Corp.	188,390
2,162	Werner Enterprises, Inc.	77,075
		1,302,906

	Semiconductors & Semiconductor Equipment — 1.1%
537	Ambarella, Inc. (a)	30,308
12,724	Amkor Technology, Inc. (a)	147,217
2,640	Diodes, Inc. (a)	90,658
12,386	Intel Corp.	563,439
3,639	QUALCOMM, Inc.	185,625
2,741	Synaptics, Inc. (a)	101,746
		1,118,993

	Software — 0.3%
8,255	CA, Inc.	267,297
619	MicroStrategy, Inc., Class A (a)	81,869
		349,166

	Specialty Retail — 4.7%
3,200	Aaron’s, Inc.	117,760
1,407	Advance Auto Parts, Inc.	115,008
9,388	American Eagle Outfitters, Inc.	122,232
1,293	Asbury Automotive Group, Inc. (a)	79,390
3,922	AutoNation, Inc. (a) (b)	185,903
463	AutoZone, Inc. (a)	272,938
9,914	Bed Bath & Beyond, Inc.	197,289
7,967	Buckle (The), Inc. (b)	131,057
2,589	Caleres, Inc.	70,757
14,999	Chico’s FAS, Inc.	119,842
669	Children’s Place (The), Inc.	72,787
8,615	Dick’s Sporting Goods, Inc.	210,809
6,250	DSW, Inc., Class A	119,687
6,607	Foot Locker, Inc.	198,739
6,498	GameStop Corp., Class A	121,448
15,972	Gap (The), Inc.	415,112
1,482	Group 1 Automotive, Inc.	116,441
1,547	Guess?, Inc.	25,077
9,068	L Brands, Inc.	390,287
446	Lithia Motors, Inc., Class A	50,478
1,149	Lowe’s Cos., Inc.	91,863
470	Monro Inc.	23,194
2,023	Murphy USA, Inc. (a)	150,430
426	O’Reilly Automotive, Inc. (a)	89,865
51,253	Office Depot, Inc.	158,884
7,926	Party City Holdco, Inc. (a)	88,375
3,913	Penske Automotive Group, Inc.	182,424
1,422	Ross Stores, Inc.	90,283
9,507	Sally Beauty Holdings, Inc. (a)	164,566
3,496	Signet Jewelers Ltd. (b)	229,233
2,545	Sleep Number Corp. (a)	82,713
1,246	TJX (The) Cos., Inc.	86,971
1,471	Tractor Supply Co.	88,642
5,617	Urban Outfitters, Inc. (a)	137,729

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
3,733	Williams-Sonoma, Inc. (b)	$192,623
		4,990,836

	Technology Hardware, Storage & Peripherals — 0.8%
25,651	Hewlett Packard Enterprise Co.	357,062
4,602	HP, Inc.	99,173
2,099	NetApp, Inc.	93,238
5,688	Seagate Technology PLC	210,285
4,859	Super Micro Computer, Inc. (a)	96,694
		856,452

	Textiles, Apparel & Luxury Goods — 1.1%
942	Carter’s, Inc.	91,120
1,511	Columbia Sportswear Co.	94,256
1,850	G-III Apparel Group Ltd. (a)	46,879
3,777	Hanesbrands, Inc.	84,983
1,771	NIKE, Inc., Class B	97,387
1,244	Oxford Industries, Inc.	80,362
2,186	PVH Corp.	277,207
7,419	Skechers U.S.A., Inc., Class A (a)	236,815
1,240	Steven Madden Ltd. (a)	48,360
2,824	Under Armour, Inc., Class A (a) (b)	35,356
1,445	VF Corp.	100,644
		1,193,369

	Thrifts & Mortgage Finance — 0.8%
1,792	Capitol Federal Financial, Inc.	24,712
18,570	MGIC Investment Corp. (a)	265,551
7,229	Nationstar Mortgage Holdings, Inc. (a)	140,749
10,831	New York Community Bancorp, Inc.	136,037
1,525	Northwest Bancshares, Inc.	25,727
2,013	Provident Financial Services, Inc.	54,753
4,980	Radian Group, Inc.	104,381
1,383	Washington Federal, Inc.	48,128
		800,038

	Tobacco — 0.0%
937	Universal Corp.	53,737

	Trading Companies & Distributors — 1.2%
6,023	Aircastle Ltd.	140,095
1,632	Applied Industrial Technologies, Inc.	103,877
908	Beacon Roofing Supply, Inc. (a)	50,312
2,515	BMC Stock Holdings, Inc. (a)	53,947
2,015	Fastenal Co.	94,645
2,181	GATX Corp.	129,573
5,161	HD Supply Holdings, Inc. (a)	182,648
472	Kaman Corp.	26,404

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
1,848	MSC Industrial Direct Co., Inc., Class A	$153,199
1,707	Rush Enterprises, Inc., Class A (a)	86,681
1,050	W.W. Grainger, Inc.	207,585
922	WESCO International, Inc. (a)	58,224
		1,287,190

	Transportation Infrastructure — 0.0%
645	Macquarie Infrastructure Corp.	44,860

	Wireless Telecommunication Services — 0.4%
8,343	Telephone & Data Systems, Inc.	243,199
3,792	United States Cellular Corp. (a)	138,749
		381,948
	Total Common Stocks — 100.0%	105,298,185
	(Cost $99,210,109)

	Money Market Funds — 0.5%
492,224	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	492,224
40,668	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	40,668
	Total Money Market Funds — 0.5%	532,892
	(Cost $532,892)

Principal Value	Description	Value

	Repurchase Agreements — 1.4%
$63,299	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $63,301. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $65,006. (d)	63,299

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$1,429,830	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $1,429,870. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $1,465,708. (d)	$1,429,830
	Total Repurchase Agreements — 1.4%	1,493,129
	(Cost $1,493,129)

	Total Investments — 101.9%	107,324,206
	(Cost $101,236,130) (e)
	Net Other Assets and Liabilities — (1.9)%	(2,008,399)
	Net Assets — 100.0%	$105,315,807

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,938,733 and the total value of the collateral held by the Fund is $1,985,353.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,575,533 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,487,457. The net unrealized appreciation was $6,088,076.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$105,298,185	$—	$—
Money Market Funds	532,892	—	—
Repurchase Agreements	—	1,493,129	—
Total Investments	$105,831,077	$1,493,129	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.5%
2,221	AAR Corp.	$86,375
4,071	Aerojet Rocketdyne Holdings, Inc. (a)	128,562
2,634	Aerovironment, Inc. (a)	134,755
1,234	Axon Enterprise, Inc. (a) (b)	28,345
1,969	Boeing (The) Co.	507,963
4,410	BWX Technologies, Inc.	264,247
974	General Dynamics Corp.	197,702
2,751	HEICO Corp.	249,461
8,718	Kratos Defense & Security Solutions, Inc. (a)	104,965
1,291	Lockheed Martin Corp.	397,835
2,747	Mercury Systems, Inc. (a)	138,641
1,740	Northrop Grumman Corp.	514,222
381	TransDigm Group, Inc.	105,727
		2,858,800

	Air Freight & Logistics — 0.7%
5,856	Air Transport Services Group, Inc. (a)	141,715
1,775	FedEx Corp.	400,813
3,643	XPO Logistics, Inc. (a)	252,642
		795,170

	Airlines — 0.2%
3,578	Southwest Airlines Co.	192,711

	Auto Components — 0.3%
3,307	Fox Factory Holding Corp. (a)	140,713
1,705	LCI Industries	211,079
		351,792

	Automobiles — 0.7%
1,174	Tesla, Inc. (a)	389,216
1,961	Thor Industries, Inc.	267,127
3,185	Winnebago Industries, Inc.	156,543
		812,886

	Banks — 5.9%
1,122	1st Source Corp.	57,570
1,188	Ameris Bancorp	56,905
2,009	BancFirst Corp.	109,792
11,540	Bank of America Corp.	316,081
593	Bank of Hawaii Corp.	48,395
2,057	Bank of the Ozarks	95,897
1,861	Banner Corp.	106,673
1,471	Berkshire Hills Bancorp, Inc.	56,339
1,804	Brookline Bancorp, Inc.	27,782
2,458	Cathay General Bancorp	102,744
1,044	CenterState Bank Corp.	27,812
869	Central Pacific Financial Corp.	27,043
945	Chemical Financial Corp.	49,792
793	City Holding Co.	55,899
664	Columbia Banking System, Inc.	28,891

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
2,627	Comerica, Inc.	$206,403
855	Commerce Bancshares, Inc.	49,727
521	Cullen/Frost Bankers, Inc.	51,318
2,572	Customers Bancorp, Inc. (a)	70,318
1,157	CVB Financial Corp.	27,606
850	Eagle Bancorp, Inc. (a)	56,653
2,480	East West Bancorp, Inc.	148,403
660	Enterprise Financial Services Corp.	28,776
579	FCB Financial Holdings, Inc., Class A (a)	27,039
2,676	First Busey Corp.	83,277
4,035	First Commonwealth Financial Corp.	58,750
1,093	First Financial Bankshares, Inc.	49,895
7,741	First Horizon National Corp.	145,299
1,328	First Merchants Corp.	57,104
2,799	First Republic Bank	272,623
2,617	Glacier Bancorp, Inc.	99,341
6,027	Green Bancorp, Inc. (a)	133,498
2,040	Hancock Holding Co.	99,450
1,959	Home BancShares, Inc.	44,038
6,986	Huntington Bancshares, Inc.	96,407
764	Independent Bank Corp./MA	55,084
3,622	Investors Bancorp, Inc.	49,803
4,193	JPMorgan Chase & Co.	421,858
15,538	KeyCorp	283,569
4,113	Lakeland Bancorp, Inc.	84,522
1,722	Lakeland Financial Corp.	83,138
1,428	LegacyTexas Financial Group, Inc.	56,963
1,243	M&T Bank Corp.	207,295
2,351	National Bank Holdings Corp., Class A	77,160
652	Renasant Corp.	26,993
2,120	S&T Bancorp, Inc.	86,687
1,376	Sandy Spring Bancorp, Inc.	55,604
2,386	Seacoast Banking Corp. of Florida (a)	59,149
1,467	ServisFirst Bancshares, Inc.	60,162
769	Southside Bancshares, Inc.	27,230
976	State Bank Financial Corp.	28,216
4,009	Sterling Bancorp	100,425
1,563	SVB Financial Group (a)	342,735
4,291	Synovus Financial Corp.	201,033
2,302	Texas Capital Bancshares, Inc. (a)	198,087
325	Tompkins Financial Corp.	28,314
2,505	TowneBank	83,918
2,059	TriCo Bancshares	85,284
663	UMB Financial Corp.	48,750
1,998	United Community Banks, Inc.	54,785
8,201	Valley National Bancorp	94,312
1,466	Washington Trust Bancorp, Inc.	81,363
1,881	Webster Financial Corp.	103,436
3,723	Western Alliance Bancorp (a)	207,743

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,893	Wintrust Financial Corp.	$153,882
8,488	Zions Bancorporation	394,352
		6,815,392

	Beverages — 1.0%
1,796	Brown-Forman Corp., Class B	102,408
528	Coca-Cola Bottling Co. Consolidated	119,096
1,466	Constellation Brands, Inc., Class A	321,186
1,881	MGP Ingredients, Inc.	127,833
1,195	Molson Coors Brewing Co., Class B	96,639
3,626	Monster Beverage Corp. (a)	210,054
1,992	National Beverage Corp.	195,017
		1,172,233

	Biotechnology — 4.5%
5,633	AbbVie, Inc.	508,378
3,935	ACADIA Pharmaceuticals, Inc. (a)	137,056
749	Acceleron Pharma, Inc. (a)	29,211
1,481	Agios Pharmaceuticals, Inc. (a)	95,184
2,084	Alexion Pharmaceuticals, Inc. (a)	249,372
2,103	Alnylam Pharmaceuticals, Inc. (a)	256,230
523	Amgen, Inc.	91,640
6,822	Array BioPharma, Inc. (a)	71,290
639	Biogen, Inc. (a)	199,151
1,798	Bluebird Bio, Inc. (a)	250,102
1,637	Blueprint Medicines Corp. (a)	108,730
2,746	Celgene Corp. (a)	277,264
5,303	Dynavax Technologies Corp. (a)	116,666
2,074	Emergent BioSolutions, Inc. (a)	85,013
5,243	Exact Sciences Corp. (a)	288,313
6,118	Exelixis, Inc. (a)	151,665
2,119	FibroGen, Inc. (a)	118,346
1,418	Foundation Medicine, Inc. (a) (b)	63,810
872	Genomic Health, Inc. (a)	28,593
4,830	Halozyme Therapeutics, Inc. (a)	85,636
8,156	Immunomedics, Inc. (a) (b)	87,432
2,922	Ionis Pharmaceuticals, Inc. (a)	166,875
5,507	Juno Therapeutics, Inc. (a)	247,319
8,030	Keryx Biopharmaceuticals, Inc. (a) (b)	52,034
616	Ligand Pharmaceuticals, Inc. (a)	89,536
7,063	MiMedx Group, Inc. (a) (b)	89,559
6,163	Momenta Pharmaceuticals, Inc. (a)	86,898
1,613	Neurocrine Biosciences, Inc. (a)	100,183
7,203	OPKO Health, Inc. (a) (b)	48,476
3,658	Portola Pharmaceuticals, Inc. (a)	180,742
1,295	Prothena Corp. PLC (a)	75,175
730	Repligen Corp. (a)	27,156
2,514	Sarepta Therapeutics, Inc. (a)	123,965
941	Spark Therapeutics, Inc. (a)	76,127
3,292	Vertex Pharmaceuticals, Inc. (a)	481,389
		5,144,516

Shares	Description	Value

	Common Stocks (Continued)
	Building Products — 1.2%
1,663	A.O. Smith Corp.	$98,450
1,714	Allegion PLC	142,930
592	American Woodmark Corp. (a)	57,187
7,923	Builders FirstSource, Inc. (a)	142,772
3,227	Continental Building Products, Inc. (a)	86,161
4,350	Fortune Brands Home & Security, Inc.	287,361
2,420	Johnson Controls International PLC	100,164
552	Lennox International, Inc.	105,504
1,793	NCI Building Systems, Inc. (a)	28,598
1,695	Patrick Industries, Inc. (a)	157,635
1,640	Ply Gem Holdings, Inc. (a)	27,716
1,266	Trex Co., Inc. (a)	138,564
		1,373,042

	Capital Markets — 5.9%
17,073	BGC Partners, Inc., Class A	258,997
4,651	Cboe Global Markets, Inc.	525,842
4,580	Charles Schwab (The) Corp.	205,367
718	CME Group, Inc.	98,488
11,478	E*TRADE Financial Corp. (a)	500,326
3,002	Eaton Vance Corp.	151,511
2,463	Evercore, Inc., Class A	197,286
548	FactSet Research Systems, Inc.	104,049
805	Financial Engines, Inc.	29,060
3,643	Houlihan Lokey, Inc.	151,658
2,194	Interactive Brokers Group, Inc., Class A	118,520
2,914	Intercontinental Exchange, Inc.	192,615
4,788	LPL Financial Holdings, Inc.	237,533
1,949	Moelis & Co., Class A	83,320
2,877	Moody’s Corp.	409,714
10,391	Morgan Stanley	519,550
1,163	Morningstar, Inc.	99,099
3,425	MSCI, Inc.	401,958
1,061	Northern Trust Corp.	99,225
4,749	Raymond James Financial, Inc.	402,620
1,281	S&P Global, Inc.	200,438
6,558	SEI Investments Co.	423,057
4,191	State Street Corp.	385,572
5,522	T. Rowe Price Group, Inc.	512,994
8,206	TD Ameritrade Holding Corp.	410,218
		6,719,017

	Chemicals — 1.8%
2,938	Albemarle Corp.	413,935
4,801	Celanese Corp., Series A	500,792
753	Chase Corp.	89,419
9,890	Chemours (The) Co.	559,873
4,431	Platform Specialty Products Corp. (a)	47,412
385	Quaker Chemical Corp.	59,798
1,015	Scotts Miracle-Gro (The) Co.	101,114

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
817	Sherwin-Williams (The) Co.	$322,837
		2,095,180

	Commercial Services & Supplies — 2.2%
2,932	Brink’s (The) Co.	223,125
2,775	Cintas Corp.	413,586
4,313	Copart, Inc. (a)	156,519
3,839	Covanta Holding Corp.	61,808
4,578	Healthcare Services Group, Inc.	242,130
4,140	KAR Auction Services, Inc.	195,946
1,655	Mobile Mini, Inc.	54,781
1,243	MSA Safety, Inc.	98,818
696	Multi-Color Corp.	57,559
3,032	Republic Services, Inc.	197,292
8,679	Rollins, Inc.	381,095
4,246	Tetra Tech, Inc.	209,116
2,559	Waste Management, Inc.	210,273
		2,502,048

	Communications Equipment — 1.6%
1,210	Acacia Communications, Inc. (a) (b)	51,195
2,204	Applied Optoelectronics, Inc. (a) (b)	89,791
2,640	Arista Networks, Inc. (a)	527,710
11,987	Extreme Networks, Inc. (a)	143,844
3,041	Harris Corp.	423,672
379	InterDigital, Inc.	27,800
909	Lumentum Holdings, Inc. (a)	57,403
1,149	Motorola Solutions, Inc.	104,030
2,029	Palo Alto Networks, Inc. (a)	298,669
2,646	Ubiquiti Networks, Inc. (a) (b)	164,528
		1,888,642

	Construction & Engineering — 0.4%
1,696	Argan, Inc.	116,600
1,151	Dycom Industries, Inc. (a)	101,093
5,324	MasTec, Inc. (a)	231,860
		449,553

	Construction Materials — 0.4%
1,852	Eagle Materials, Inc.	195,516
6,171	Summit Materials, Inc., Class A (a)	193,769
1,494	US Concrete, Inc. (a)	116,831
		506,116

	Consumer Finance — 0.6%
881	Credit Acceptance Corp. (a) (b)	252,609
2,574	Encore Capital Group, Inc. (a)	119,562
2,875	Green Dot Corp., Class A (a)	162,782
12,923	SLM Corp. (a)	136,855
		671,808

	Containers & Packaging — 0.7%
2,617	Berry Global Group, Inc. (a)	155,581

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
7,855	Owens-Illinois, Inc. (a)	$187,656
3,493	Packaging Corp. of America	406,131
		749,368

	Distributors — 0.1%
457	Pool Corp.	55,196

	Diversified Consumer Services — 1.1%
2,291	Bright Horizons Family Solutions, Inc. (a)	197,713
7,684	Chegg, Inc. (a)	119,179
2,720	Grand Canyon Education, Inc. (a)	243,467
3,732	H&R Block, Inc.	92,330
4,297	Service Corp. International	152,372
4,230	ServiceMaster Global Holdings, Inc. (a)	199,275
1,072	Sotheby’s (a)	55,551
961	Strayer Education, Inc.	90,075
3,273	Weight Watchers International, Inc. (a)	147,023
		1,296,985

	Diversified Telecommunication Services — 0.2%
1,716	Cogent Communications Holdings, Inc.	92,492
2,671	ORBCOMM, Inc. (a)	30,209
4,307	Zayo Group Holdings, Inc. (a)	155,311
		278,012

	Electric Utilities — 0.2%
1,519	El Paso Electric Co.	87,342
433	MGE Energy, Inc.	28,600
665	NextEra Energy, Inc.	103,122
		219,064

	Electrical Equipment — 1.0%
4,428	AMETEK, Inc.	298,846
4,451	General Cable Corp.	93,248
1,251	Regal Beloit Corp.	101,519
2,247	Rockwell Automation, Inc.	451,243
3,084	Sensata Technologies Holding N.V. (a)	150,838
		1,095,694

	Electronic Equipment, Instruments & Components — 3.4%
4,731	Amphenol Corp., Class A	411,597
2,327	Badger Meter, Inc.	101,923
7,584	CDW Corp.	530,880
2,239	Cognex Corp.	275,733
1,050	Coherent, Inc. (a)	275,845
1,542	ePlus, Inc. (a)	147,415
3,464	II-VI, Inc. (a)	156,573

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,334	IPG Photonics Corp. (a)	$284,022
2,552	Itron, Inc. (a)	199,439
1,261	Littelfuse, Inc.	263,549
3,515	National Instruments Corp.	158,175
1,069	Rogers Corp. (a)	162,573
10,202	Trimble, Inc. (a)	417,058
1,820	TTM Technologies, Inc. (a)	28,720
1,917	Universal Display Corp.	280,840
1,820	Zebra Technologies Corp., Class A (a)	211,102
		3,905,444

	Equity Real Estate Investment Trusts — 2.4%
713	American Tower Corp.	102,437
540	Camden Property Trust	49,270
1,469	CareTrust REIT, Inc.	27,764
1,766	CoreSite Realty Corp.	195,585
1,903	CubeSmart	51,800
1,677	CyrusOne, Inc.	102,951
1,706	DCT Industrial Trust, Inc.	98,982
1,121	EastGroup Properties, Inc.	101,551
218	Equinix, Inc.	101,043
1,220	Extra Space Storage, Inc.	99,540
1,642	First Industrial Realty Trust, Inc.	50,705
1,937	Forest City Realty Trust, Inc., Class A	47,708
2,288	Four Corners Property Trust, Inc.	56,468
2,679	Gaming and Leisure Properties, Inc.	97,891
1,837	GEO Group (The), Inc.	47,670
978	Getty Realty Corp.	27,785
1,633	Gramercy Property Trust	48,500
3,751	InfraREIT, Inc.	84,022
7,518	Iron Mountain, Inc.	300,720
4,832	iStar, Inc. (a)	56,534
3,521	Monmouth Real Estate Investment Corp.	59,998
1,645	Potlatch Corp.	85,211
3,155	Prologis, Inc.	203,750
370	PS Business Parks, Inc.	48,962
534	QTS Realty Trust, Inc., Class A	30,892
1,710	Rayonier, Inc.	51,266
1,992	Rexford Industrial Realty, Inc.	59,142
791	Ryman Hospitality Properties, Inc.	52,309
1,390	SBA Communications Corp. (a)	218,480
577	Sun Communities, Inc.	52,080
1,576	Terreno Realty Corp.	57,871
1,449	Tier REIT, Inc.	28,357
371	Universal Health Realty Income Trust	27,161
		2,724,405

Shares	Description	Value

	Common Stocks (Continued)
	Food Products — 0.4%
878	B&G Foods, Inc.	$27,920
6,972	Blue Buffalo Pet Products, Inc. (a)	201,700
1,558	Calavo Growers, Inc.	114,825
950	McCormick & Co., Inc.	94,553
864	Pinnacle Foods, Inc.	47,019
		486,017

	Gas Utilities — 0.1%
1,072	Chesapeake Utilities Corp.	86,350

	Health Care Equipment & Supplies — 4.2%
1,172	ABIOMED, Inc. (a)	226,102
2,687	Align Technology, Inc. (a)	642,139
2,549	AtriCure, Inc. (a)	54,650
85	Atrion Corp.	55,900
6,867	Boston Scientific Corp. (a)	193,237
2,099	Cantel Medical Corp.	205,870
994	Cardiovascular Systems, Inc. (a)	23,926
844	Cooper (The) Cos., Inc.	202,779
1,630	DENTSPLY SIRONA, Inc.	99,544
892	Edwards Lifesciences Corp. (a)	91,189
941	Globus Medical, Inc., Class A (a)	29,990
1,335	Hill-Rom Holdings, Inc.	107,748
1,329	ICU Medical, Inc. (a)	253,972
627	IDEXX Laboratories, Inc. (a)	104,189
882	Inogen, Inc. (a)	87,256
3,588	Insulet Corp. (a)	211,010
2,787	Integer Holdings Corp. (a)	135,448
1,958	Integra LifeSciences Holdings Corp. (a)	91,595
1,149	Intuitive Surgical, Inc. (a)	431,289
1,319	K2M Group Holdings, Inc. (a)	25,971
571	Masimo Corp. (a)	50,111
2,692	Merit Medical Systems, Inc. (a)	102,431
1,083	Neogen Corp. (a)	86,857
627	Nevro Corp. (a)	54,913
7,180	Novocure Ltd. (a)	155,088
6,335	OraSure Technologies, Inc. (a)	125,116
1,094	Penumbra, Inc. (a)	110,002
3,250	Quidel Corp. (a)	133,087
1,410	Stryker Corp.	218,367
1,655	Teleflex, Inc.	392,202
1,027	West Pharmaceutical Services, Inc.	104,138
		4,806,116

	Health Care Providers & Services — 2.1%
1,019	Amedisys, Inc. (a)	49,024
3,119	AMN Healthcare Services, Inc. (a)	136,924
2,543	BioTelemetry, Inc. (a)	73,874
5,173	Centene Corp. (a)	484,555
733	Chemed Corp.	163,774
2,096	CorVel Corp. (a)	125,760
2,931	HealthEquity, Inc. (a)	147,195

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
1,066	HealthSouth Corp.	$49,185
646	Laboratory Corp. of America Holdings (a)	99,297
2,010	LHC Group, Inc. (a)	134,288
859	Premier, Inc., Class A (a)	28,064
2,531	Teladoc, Inc. (a)	83,650
2,057	Tivity Health, Inc. (a)	95,136
2,556	UnitedHealth Group, Inc.	537,322
1,150	WellCare Health Plans, Inc. (a)	227,401
		2,435,449

	Health Care Technology — 0.7%
397	athenahealth, Inc. (a)	50,768
4,100	Cerner Corp. (a)	276,832
1,408	HMS Holdings Corp. (a)	27,090
1,899	Medidata Solutions, Inc. (a)	142,862
2,234	Omnicell, Inc. (a)	111,253
3,624	Quality Systems, Inc. (a)	50,990
1,752	Veeva Systems, Inc., Class A (a)	106,767
		766,562

	Hotels, Restaurants & Leisure — 5.5%
8,541	Caesars Entertainment Corp. (a)	110,606
3,102	Carnival Corp.	205,942
1,547	Choice Hotels International, Inc.	107,903
1,198	Churchill Downs, Inc.	249,843
1,883	Dave & Buster’s Entertainment, Inc. (a)	90,761
1,008	Domino’s Pizza, Inc.	184,464
5,557	Eldorado Resorts, Inc. (a)	142,815
9,238	ILG, Inc.	274,091
1,454	Jack in the Box, Inc.	150,504
6,516	La Quinta Holdings, Inc. (a)	114,812
1,520	Las Vegas Sands Corp.	96,338
3,632	Marriott International, Inc., Class A	433,951
1,983	Marriott Vacations Worldwide Corp.	261,002
1,278	McDonald’s Corp.	213,311
12,287	MGM Resorts International	385,197
5,410	Norwegian Cruise Line Holdings Ltd. (a)	301,607
676	Papa John’s International, Inc.	46,002
4,875	Penn National Gaming, Inc. (a)	127,189
6,688	Pinnacle Entertainment, Inc. (a)	173,019
2,113	Planet Fitness, Inc., Class A	56,290
5,466	Playa Hotels & Resorts N.V. (a)	56,464
3,378	Royal Caribbean Cruises Ltd.	418,095
5,388	Scientific Games Corp., Class A (a)	256,469
842	Shake Shack, Inc., Class A (a) (b)	31,962
811	Six Flags Entertainment Corp.	50,923
3,016	Texas Roadhouse, Inc.	150,830
1,755	Vail Resorts, Inc.	401,930
6,363	Wendy’s (The) Co.	96,781

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,715	Wingstop, Inc.	$58,087
4,749	Wyndham Worldwide Corp.	507,431
3,361	Wynn Resorts Ltd.	495,714
1,325	Yum! Brands, Inc.	98,646
		6,348,979

	Household Durables — 1.5%
966	Cavco Industries, Inc. (a)	151,565
2,200	Installed Building Products, Inc. (a)	153,340
2,565	iRobot Corp. (a) (b)	172,342
2,935	LGI Homes, Inc. (a) (b)	177,069
809	Mohawk Industries, Inc. (a)	211,764
2,286	Newell Brands, Inc.	93,223
175	NVR, Inc. (a)	574,240
2,187	TopBuild Corp. (a)	144,320
		1,677,863

	Household Products — 0.2%
3,833	Central Garden & Pet Co., Class A (a)	141,476
739	Clorox (The) Co.	93,506
250	WD-40 Co.	27,712
		262,694

	Independent Power and Renewable Electricity Producers — 0.5%
9,654	NRG Energy, Inc.	241,350
2,954	NRG Yield, Inc., Class C	54,944
2,428	Ormat Technologies, Inc.	157,650
7,623	Terraform Power, Inc., Class A (b)	102,377
		556,321

	Industrial Conglomerates — 0.6%
464	3M Co.	106,808
1,413	Honeywell International, Inc.	203,698
2,590	Raven Industries, Inc.	87,154
1,201	Roper Technologies, Inc.	310,062
		707,722

	Insurance — 0.6%
3,076	Brown & Brown, Inc.	153,308
2,023	James River Group Holdings Ltd.	85,613
2,390	Marsh & McLennan Cos., Inc.	193,423
2,422	Primerica, Inc.	214,347
		646,691

	Internet & Direct Marketing Retail — 1.4%
208	Amazon.com, Inc. (a)	229,898
2,032	Expedia, Inc.	253,309
2,760	Netflix, Inc. (a)	542,147
2,040	Nutrisystem, Inc.	101,898
3,440	PetMed Express, Inc. (b)	121,638
53	Priceline Group (The), Inc. (a)	101,334

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
3,664	Wayfair, Inc., Class A (a)	$256,114
		1,606,338

	Internet Software & Services — 4.1%
2,035	2U, Inc. (a)	129,487
3,155	Alarm.com Holdings, Inc. (a)	147,275
206	Alphabet, Inc., Class A (a)	212,806
831	Benefitfocus, Inc. (a) (b)	22,769
5,634	Blucora, Inc. (a)	122,258
4,343	Box, Inc., Class A (a)	95,329
1,518	Cimpress N.V. (a)	165,675
689	Cornerstone OnDemand, Inc. (a)	26,430
746	CoStar Group, Inc. (a)	220,629
6,953	Endurance International Group Holdings, Inc. (a)	57,015
2,795	Envestnet, Inc. (a)	149,253
6,755	Etsy, Inc. (a)	112,808
2,344	Facebook, Inc., Class A (a)	422,061
4,771	Five9, Inc. (a)	120,372
2,271	GoDaddy, Inc., Class A (a)	106,056
4,828	Gogo, Inc. (a) (b)	47,990
3,753	GrubHub, Inc. (a)	229,008
3,603	GTT Communications, Inc. (a)	131,329
8,409	Hortonworks, Inc. (a)	138,833
1,680	IAC/InterActiveCorp (a)	216,804
3,440	Instructure, Inc. (a)	119,712
669	j2 Global, Inc.	49,600
449	LogMeIn, Inc.	54,351
4,917	Match Group, Inc. (a) (b)	131,481
1,082	MINDBODY, Inc., Class A (a)	34,894
2,290	New Relic, Inc. (a)	117,546
3,747	Nutanix, Inc., Class A (a) (b)	106,790
2,738	Q2 Holdings, Inc. (a)	116,502
5,361	Quotient Technology, Inc. (a)	83,900
703	Stamps.com, Inc. (a)	157,753
2,317	Trade Desk Inc. (The), Class A (a)	152,737
1,771	TrueCar, Inc. (a) (b)	28,655
937	Twilio, Inc., Class A (a) (b)	29,937
3,764	VeriSign, Inc. (a)	404,705
4,561	Web.com Group, Inc. (a)	109,920
2,458	Zillow Group, Inc., Class C (a)	101,466
		4,674,136

	IT Services — 6.4%
2,165	Accenture PLC, Class A	308,209
440	Alliance Data Systems Corp.	98,441
892	Automatic Data Processing, Inc.	103,704
1,916	Blackhawk Network Holdings, Inc. (a)	65,048
6,193	Broadridge Financial Solutions, Inc.	532,103
6,900	Cognizant Technology Solutions Corp., Class A	522,123
4,276	CoreLogic, Inc. (a)	200,544

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
4,593	CSRA, Inc.	$146,930
5,829	DXC Technology Co.	533,470
2,248	EPAM Systems, Inc. (a)	204,905
1,564	Euronet Worldwide, Inc. (a)	151,145
1,765	EVERTEC, Inc.	26,475
1,439	ExlService Holdings, Inc. (a)	89,822
4,288	Fidelity National Information Services, Inc.	397,755
8,217	First Data Corp., Class A (a)	146,345
1,553	Fiserv, Inc. (a)	201,005
630	FleetCor Technologies, Inc. (a)	104,120
2,350	Gartner, Inc. (a)	294,479
6,875	Genpact Ltd.	209,344
961	Jack Henry & Associates, Inc.	105,835
3,337	Leidos Holdings, Inc.	208,629
2,836	Mastercard, Inc., Class A	421,912
7,818	PayPal Holdings, Inc. (a)	567,274
8,571	Square, Inc., Class A (a)	318,756
2,731	TeleTech Holdings, Inc.	113,746
7,642	Total System Services, Inc.	550,606
4,150	Vantiv, Inc., Class A (a)	290,500
3,773	Virtusa Corp. (a)	143,978
2,780	Visa, Inc., Class A	305,744
		7,362,947

	Leisure Products — 0.1%
998	Hasbro, Inc.	92,405

	Life Sciences Tools & Services — 2.0%
6,237	Agilent Technologies, Inc.	424,303
817	Bio-Techne Corp.	107,043
4,983	Bruker Corp.	156,466
509	Cambrex Corp. (a)	22,014
1,830	Charles River Laboratories International, Inc. (a)	212,811
1,005	Illumina, Inc. (a)	206,216
945	INC Research Holdings, Inc., Class A (a)	54,007
2,630	Medpace Holdings, Inc. (a)	98,546
640	Mettler-Toledo International, Inc. (a)	436,883
1,433	PerkinElmer, Inc.	103,635
2,595	PRA Health Sciences, Inc. (a)	211,311
1,546	Thermo Fisher Scientific, Inc.	299,661
		2,332,896

	Machinery — 3.6%
1,986	Albany International Corp., Class A	119,855
3,950	Allison Transmission Holdings, Inc.	167,835
2,371	Altra Industrial Motion Corp.	113,571
3,507	Barnes Group, Inc.	228,271
2,151	Donaldson Co., Inc.	101,549
1,042	EnPro Industries, Inc.	87,257
951	ESCO Technologies, Inc.	55,110

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
4,131	Fortive Corp.	$298,506
1,597	Graco, Inc.	210,469
6,820	Harsco Corp. (a)	144,925
2,407	IDEX Corp.	308,601
1,353	Illinois Tool Works, Inc.	211,772
2,246	Ingersoll-Rand PLC	198,996
1,955	John Bean Technologies Corp.	208,989
1,446	Kadant, Inc.	164,266
1,078	Lincoln Electric Holdings, Inc.	98,820
5,480	Meritor, Inc. (a)	142,535
386	Middleby (The) Corp. (a)	44,737
5,603	Navistar International Corp. (a)	237,063
834	Nordson Corp.	105,659
1,045	Proto Labs, Inc. (a)	91,176
911	RBC Bearings, Inc. (a)	112,800
1,937	Stanley Black & Decker, Inc.	312,922
2,639	Sun Hydraulics Corp.	151,822
796	Toro (The) Co.	50,029
1,335	WABCO Holdings, Inc. (a)	197,006
		4,164,541

	Media — 1.5%
137	Cable One, Inc.	97,244
1,377	Charter Communications, Inc., Class A (a)	460,152
5,206	Comcast Corp., Class A	187,572
9,078	Gray Television, Inc. (a)	141,344
5,670	Live Nation Entertainment, Inc. (a)	248,233
12,605	New York Times (The) Co., Class A	240,756
1,586	Nexstar Media Group, Inc., Class A	101,187
36,289	Sirius XM Holdings, Inc. (b)	197,412
3,563	World Wrestling Entertainment, Inc., Class A	94,526
		1,768,426

	Metals & Mining — 0.4%
6,877	Century Aluminum Co. (a)	96,278
3,912	Cleveland-Cliffs, Inc. (a)	23,316
5,571	Hecla Mining Co.	26,295
574	Royal Gold, Inc.	48,279
8,487	Steel Dynamics, Inc.	315,801
		509,969

	Mortgage Real Estate Investment Trusts — 0.6%
6,837	AGNC Investment Corp.	137,629
16,433	Annaly Capital Management, Inc.	188,322
1,148	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,621
4,898	Invesco Mortgage Capital, Inc.	84,343
2,939	MTGE Investment Corp.	53,196
8,860	New Residential Investment Corp.	156,202
		647,313

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail — 0.2%
5,324	Ollie’s Bargain Outlet Holdings, Inc. (a)	$237,717

	Multi-Utilities — 0.3%
2,152	Black Hills Corp.	140,439
1,268	Dominion Energy, Inc.	102,886
1,553	WEC Energy Group, Inc.	104,657
		347,982

	Oil, Gas & Consumable Fuels — 0.6%
7,488	Cabot Oil & Gas Corp.	207,418
2,488	Callon Petroleum Co. (a)	27,592
2,165	Cheniere Energy, Inc. (a)	101,192
996	Diamondback Energy, Inc. (a)	106,731
7,643	Laredo Petroleum, Inc. (a)	91,105
4,200	Matador Resources Co. (a)	111,510
		645,548

	Paper & Forest Products — 0.2%
9,123	Louisiana-Pacific Corp. (a)	247,963

	Personal Products — 0.4%
2,713	Estee Lauder (The) Cos., Inc., Class A	303,341
1,457	Herbalife Ltd. (a)	105,807
		409,148

	Pharmaceuticals — 1.3%
6,282	Bristol-Myers Squibb Co.	387,348
6,186	Catalent, Inc. (a)	263,462
7,385	Corcept Therapeutics, Inc. (a)	145,411
2,206	Horizon Pharma PLC (a)	29,913
4,133	Impax Laboratories, Inc. (a)	75,014
5,942	Innoviva, Inc. (a)	72,730
2,059	Nektar Therapeutics (a)	49,601
5,274	Omeros Corp. (a) (b)	83,118
2,366	Perrigo Co. PLC	191,622
986	Prestige Brands Holdings, Inc. (a)	46,244
2,098	Supernus Pharmaceuticals, Inc. (a)	87,277
1,530	Zoetis, Inc.	97,645
		1,529,385

	Professional Services — 0.7%
1,063	Advisory Board (The) Co. (a)	57,322
1,135	Exponent, Inc.	83,820
1,296	Insperity, Inc.	122,991
3,682	On Assignment, Inc. (a)	225,412
4,182	TransUnion (a)	219,513
3,392	TriNet Group, Inc. (a)	117,770
		826,828

	Real Estate Management & Development — 0.4%
7,723	CBRE Group, Inc., Class A (a)	303,668
2,882	HFF, Inc., Class A	126,405

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development (Continued)
897	RE/MAX Holdings, Inc., Class A	$59,650
		489,723

	Road & Rail — 0.9%
5,389	CSX Corp.	271,767
2,211	Norfolk Southern Corp.	290,570
2,244	Old Dominion Freight Line, Inc.	271,816
2,275	Saia, Inc. (a)	147,420
		981,573

	Semiconductors & Semiconductor Equipment — 6.9%
3,059	Advanced Energy Industries, Inc. (a)	259,159
7,649	Advanced Micro Devices, Inc. (a)	84,024
2,325	Analog Devices, Inc.	212,273
9,609	Applied Materials, Inc.	542,236
4,695	Brooks Automation, Inc.	161,461
1,050	Cabot Microelectronics Corp.	101,504
1,499	Cavium, Inc. (a)	103,416
653	CEVA, Inc. (a)	31,540
927	Cirrus Logic, Inc. (a)	51,912
13,159	Cypress Semiconductor Corp.	208,702
8,563	Entegris, Inc.	280,438
8,459	FormFactor, Inc. (a)	153,954
1,370	Impinj, Inc. (a)	46,772
1,436	Inphi Corp. (a)	58,847
1,859	Integrated Device Technology, Inc. (a)	57,759
2,760	KLA-Tencor Corp.	300,536
2,705	Lam Research Corp.	564,182
2,044	Maxim Integrated Products, Inc.	107,392
5,575	Microchip Technology, Inc.	528,510
12,727	Micron Technology, Inc. (a)	563,933
2,879	Microsemi Corp. (a)	153,652
2,616	MKS Instruments, Inc.	284,228
1,391	Monolithic Power Systems, Inc.	169,243
2,800	NVIDIA Corp.	579,068
13,376	ON Semiconductor Corp. (a)	285,176
382	Power Integrations, Inc.	30,694
4,137	Qorvo, Inc. (a)	313,626
3,948	Semtech Corp. (a)	162,065
2,472	Silicon Laboratories, Inc. (a)	234,593
957	Skyworks Solutions, Inc.	108,964
6,625	Teradyne, Inc.	284,146
3,262	Texas Instruments, Inc.	315,403
5,091	Versum Materials, Inc.	214,229
4,130	Xilinx, Inc.	304,340
		7,857,977

	Software — 8.1%
7,759	Activision Blizzard, Inc.	508,137
1,960	Adobe Systems, Inc. (a)	343,314
794	ANSYS, Inc. (a)	108,548
2,360	Aspen Technology, Inc. (a)	152,267

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
1,784	Autodesk, Inc. (a)	$222,929
1,154	Barracuda Networks, Inc. (a)	26,900
1,688	Blackbaud, Inc.	170,994
3,582	Bottomline Technologies de, Inc. (a)	116,630
1,668	BroadSoft, Inc. (a)	91,490
12,682	Cadence Design Systems, Inc. (a)	547,355
1,135	Callidus Software, Inc. (a)	28,772
874	Ebix, Inc.	59,388
3,393	Electronic Arts, Inc. (a)	405,803
351	Fair Isaac Corp.	50,951
8,839	FireEye, Inc. (a)	149,556
1,353	Gigamon, Inc. (a)	52,090
2,538	Guidewire Software, Inc. (a)	202,989
2,939	HubSpot, Inc. (a)	254,370
2,057	Intuit, Inc.	310,648
1,309	Microsoft Corp.	108,883
2,635	Paycom Software, Inc. (a)	216,597
1,719	Paylocity Holding Corp. (a)	91,812
2,571	Pegasystems, Inc.	149,889
2,987	Progress Software Corp.	126,440
1,133	Proofpoint, Inc. (a)	104,701
878	PTC, Inc. (a)	58,343
2,201	Qualys, Inc. (a)	116,433
4,953	RealPage, Inc. (a)	214,465
4,515	Red Hat, Inc. (a)	545,547
3,414	RingCentral, Inc., Class A (a)	143,900
3,130	salesforce.com, Inc. (a)	320,324
4,259	ServiceNow, Inc. (a)	538,210
2,231	Splunk, Inc. (a)	150,146
3,692	SS&C Technologies Holdings, Inc.	148,418
4,973	Synopsys, Inc. (a)	430,264
2,639	Tableau Software, Inc., Class A (a)	213,997
4,896	Take-Two Interactive Software, Inc. (a)	541,742
2,872	TiVo Corp.	52,127
283	Tyler Technologies, Inc. (a)	50,173
2,721	Varonis Systems, Inc. (a)	118,636
4,584	VMware, Inc., Class A (a) (b)	548,659
2,776	Workday, Inc., Class A (a)	308,108
1,697	Zendesk, Inc. (a)	52,607
39,215	Zynga, Inc., Class A (a)	152,939
		9,306,491

	Specialty Retail — 1.2%
7,030	Best Buy Co., Inc.	393,539
1,553	Burlington Stores, Inc. (a)	145,811
4,502	Five Below, Inc. (a)	248,736
2,448	Home Depot (The), Inc.	405,829
6,904	Michaels (The) Cos., Inc. (a)	134,076
		1,327,991

	Technology Hardware, Storage & Peripherals — 0.7%
1,897	Apple, Inc.	320,669
2,495	Diebold Nixdorf, Inc.	48,153

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
1,317	NCR Corp. (a)	$42,263
8,914	Pure Storage, Inc., Class A (a)	146,457
2,318	Western Digital Corp.	206,928
		764,470

	Thrifts & Mortgage Finance — 1.0%
3,435	Beneficial Bancorp, Inc.	56,677
4,005	BofI Holding, Inc. (a) (b)	107,734
4,880	Essent Group Ltd. (a)	207,986
3,214	Flagstar Bancorp, Inc. (a)	120,107
1,822	Kearny Financial Corp.	27,421
1,010	LendingTree, Inc. (a)	270,731
3,057	Meridian Bancorp, Inc.	60,223
2,074	OceanFirst Financial Corp.	57,554
3,117	United Financial Bancorp, Inc.	57,072
2,724	Walker & Dunlop, Inc. (a)	149,520
1,721	WSFS Financial Corp.	85,534
		1,200,559

	Tobacco — 0.0%
2,414	Vector Group Ltd.	50,163

	Trading Companies & Distributors — 1.0%
4,637	Air Lease Corp.	201,478
4,026	GMS, Inc. (a)	137,085
2,453	SiteOne Landscape Supply, Inc. (a)	155,790
4,454	Triton International Ltd.	177,714
3,608	United Rentals, Inc. (a)	510,460
		1,182,527

	Water Utilities — 0.2%
568	American States Water Co.	30,530
1,494	California Water Service Group	62,748
2,015	SJW Group	119,510
		212,788

	Wireless Telecommunication Services — 0.4%
3,832	Shenandoah Telecommunications Co.	145,616
4,743	T-Mobile US, Inc. (a)	283,489
		429,105
	Total Common Stocks — 100.0%	114,660,747
	(Cost $97,870,734)

Shares	Description	Value

	Money Market Funds — 0.5%
501,235	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	$501,235
62,339	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.93% (c)	62,339
	Total Money Market Funds — 0.5%	563,574
	(Cost $563,574)

Principal Value	Description	Value

	Repurchase Agreements — 1.3%
$64,458	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $64,459. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $66,196. (d)	64,458
1,456,006	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $1,456,047. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $1,492,541. (d)	1,456,006
	Total Repurchase Agreements — 1.3%	1,520,464
	(Cost $1,520,464)

	Total Investments — 101.8%	116,744,785
	(Cost $99,954,772) (e)
	Net Other Assets and Liabilities — (1.8)%	(2,091,986)
	Net Assets — 100.0%	$114,652,799

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,976,328 and the total value of the collateral held by the Fund is $2,021,699.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

(e)

Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,681,131 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $891,118. The net unrealized appreciation is $16,790,013.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$114,660,747	$—	$—
Money Market Funds	563,574	—	—
Repurchase Agreements	—	1,520,464	—
Total Investments	$115,224,321	$1,520,464	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.6%
732	Curtiss-Wright Corp.	$86,559
3,396	Esterline Technologies Corp. (a)	322,111
2,666	Hexcel Corp.	161,799
2,892	KLX, Inc. (a)	158,655
481	Teledyne Technologies, Inc. (a)	81,751
		810,875

	Airlines — 1.6%
20,649	JetBlue Airways Corp. (a)	395,428
11,453	Spirit Airlines, Inc. (a)	424,792
		820,220

	Auto Components — 2.6%
13,685	Dana, Inc.	417,256
15,460	Gentex Corp.	300,078
11,508	Goodyear Tire & Rubber (The) Co.	352,030
5,045	Tenneco, Inc.	293,165
		1,362,529

	Banks — 4.2%
6,311	Associated Banc-Corp.	159,668
4,303	BankUnited, Inc.	149,960
10,909	F.N.B. Corp.	147,162
614	First Citizens BancShares, Inc., Class A	248,670
2,526	First Hawaiian, Inc.	73,860
4,081	Fulton Financial Corp.	74,274
3,400	MB Financial, Inc.	156,196
3,030	PacWest Bancorp	146,410
4,219	People’s United Financial, Inc.	78,726
6,388	Popular, Inc.	234,312
2,329	Prosperity Bancshares, Inc.	153,202
17,964	TCF Financial Corp.	327,304
7,845	Umpqua Holdings Corp.	160,509
2,060	United Bankshares, Inc.	74,057
		2,184,310

	Building Products — 1.4%
4,480	Armstrong World Industries, Inc. (a)	228,928
3,957	Owens Corning	327,204
4,688	USG Corp. (a)	160,939
		717,071

	Capital Markets — 1.8%
5,153	Federated Investors, Inc., Class B	160,104
6,769	Lazard Ltd., Class A	321,798
9,734	Legg Mason, Inc.	371,644
1,431	Stifel Financial Corp.	75,886
		929,432

	Chemicals — 2.5%
6,857	Cabot Corp.	418,003
1,318	H.B. Fuller Co.	74,955
180	NewMarket Corp.	72,070

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
2,234	Olin Corp.	$81,608
5,735	PolyOne Corp.	264,211
5,702	Trinseo S.A.	404,842
		1,315,689

	Commercial Services & Supplies — 0.6%
4,196	Deluxe Corp.	292,251

	Communications Equipment — 0.7%
5,349	EchoStar Corp., Class A (a)	299,277
2,366	NetScout Systems, Inc. (a)	67,194
		366,471

	Construction & Engineering — 1.8%
6,237	AECOM (a)	218,669
2,206	EMCOR Group, Inc.	177,605
1,313	Jacobs Engineering Group, Inc.	76,430
8,191	Quanta Services, Inc. (a)	309,047
968	Valmont Industries, Inc.	153,815
		935,566

	Consumer Finance — 2.1%
1,212	FirstCash, Inc.	77,386
20,380	Navient Corp.	253,935
10,859	OneMain Holdings, Inc. (a)	344,990
24,895	Santander Consumer USA Holdings, Inc. (a)	414,253
		1,090,564

	Containers & Packaging — 2.3%
1,773	AptarGroup, Inc.	154,375
778	Avery Dennison Corp.	82,600
5,038	Bemis Co., Inc.	226,811
1,281	Crown Holdings, Inc. (a)	77,078
10,972	Graphic Packaging Holding Co.	169,956
1,307	Greif, Inc., Class A	72,578
2,600	Silgan Holdings, Inc.	76,050
6,067	Sonoco Products Co.	314,210
		1,173,658

	Diversified Consumer Services — 0.4%
392	Graham Holdings Co., Class B	218,128

	Electric Utilities — 2.9%
2,970	ALLETE, Inc.	232,700
9,173	Hawaiian Electric Industries, Inc.	334,448
1,741	IDACORP, Inc.	160,224
6,372	OGE Energy Corp.	234,744
5,697	PNM Resources, Inc.	247,250
6,707	Portland General Electric Co.	320,192
		1,529,558

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 0.6%
3,319	EnerSys	$230,239
660	Hubbell, Inc.	83,041
		313,280

	Electronic Equipment, Instruments & Components — 5.0%
1,801	Anixter International, Inc. (a)	123,729
3,807	Arrow Electronics, Inc. (a)	318,227
9,736	Avnet, Inc.	387,493
12,593	AVX Corp.	237,252
1,901	Belden, Inc.	151,909
1,330	Dolby Laboratories, Inc., Class A	77,060
1,967	FLIR Systems, Inc.	92,095
8,041	Jabil, Inc.	227,399
10,300	Sanmina Corp. (a)	337,067
2,420	SYNNEX Corp.	326,410
3,445	Tech Data Corp. (a)	319,593
		2,598,234

	Energy Equipment & Services — 0.4%
1,469	Helmerich & Payne, Inc. (b)	79,781
7,309	Patterson-UTI Energy, Inc.	144,572
		224,353

	Equity Real Estate Investment Trusts — 6.8%
20,234	Apple Hospitality REIT, Inc.	383,232
16,282	Brixmor Property Group, Inc.	284,447
3,515	Columbia Property Trust, Inc.	77,611
14,293	CoreCivic, Inc.	352,465
8,193	Cousins Properties, Inc.	73,901
7,552	Equity Commonwealth (a)	226,938
10,744	Hospitality Properties Trust	307,063
13,185	LaSalle Hotel Properties	371,949
1,837	National Retail Properties, Inc.	73,811
6,078	Outfront Media, Inc.	142,529
7,592	Piedmont Office Realty Trust, Inc., Class A	146,829
10,435	RLJ Lodging Trust	226,022
11,743	Senior Housing Properties Trust	216,071
8,930	Spirit Realty Capital, Inc.	74,208
23,810	Sunstone Hotel Investors, Inc.	388,579
27,694	VEREIT, Inc.	218,506
		3,564,161

	Food & Staples Retailing — 1.5%
2,098	Casey’s General Stores, Inc.	240,368
12,231	Sprouts Farmers Market, Inc. (a)	226,151
11,465	US Foods Holding Corp. (a)	312,765
		779,284

	Food Products — 3.3%
21,840	Darling Ingredients, Inc. (a)	398,580
8,137	Flowers Foods, Inc.	154,847
8,417	Fresh Del Monte Produce, Inc.	374,641

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
637	Lancaster Colony Corp.	$79,765
10,775	Pilgrim’s Pride Corp. (a)	342,430
2,369	Sanderson Farms, Inc.	354,331
		1,704,594

	Gas Utilities — 2.1%
4,055	National Fuel Gas Co.	235,393
3,631	New Jersey Resources Corp.	161,398
2,078	ONE Gas, Inc.	159,964
2,216	South Jersey Industries, Inc.	75,278
2,958	Southwest Gas Holdings, Inc.	243,710
3,075	Spire, Inc.	242,771
		1,118,514

	Health Care Providers & Services — 0.9%
8,874	MEDNAX, Inc. (a)	388,592
1,980	Patterson Cos., Inc.	73,260
		461,852

	Hotels, Restaurants & Leisure — 1.1%
14,688	Boyd Gaming Corp.	429,330
1,009	Cracker Barrel Old Country Store, Inc. (b)	157,535
		586,865

	Household Durables — 3.3%
10,446	CalAtlantic Group, Inc.	515,406
1,580	Helen of Troy Ltd. (a)	146,782
3,207	Leggett & Platt, Inc.	151,563
11,200	PulteGroup, Inc.	338,576
2,372	Tempur Sealy International, Inc. (a)	155,058
7,381	Toll Brothers, Inc.	339,821
1,238	Tupperware Brands Corp.	72,732
		1,719,938

	Household Products — 0.4%
3,324	Energizer Holdings, Inc.	142,899
723	Spectrum Brands Holdings, Inc.	79,472
		222,371

	Independent Power and Renewable Electricity Producers — 0.8%
20,473	Vistra Energy Corp.	397,995

	Industrial Conglomerates — 0.3%
1,526	Carlisle Cos., Inc.	167,601

	Insurance — 9.4%
1,944	American National Insurance Co.	236,643
28,427	AmTrust Financial Services, Inc.	357,043
9,471	Aspen Insurance Holdings Ltd.	406,306
2,403	Assurant, Inc.	241,862
10,136	Assured Guaranty Ltd.	376,046
5,685	Athene Holding Ltd., Class A (a)	296,359
6,677	Axis Capital Holdings Ltd.	363,162

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
16,394	CNO Financial Group, Inc.	$392,964
1,033	Enstar Group Ltd. (a)	235,318
6,126	First American Financial Corp.	333,377
790	Hanover Insurance Group (The), Inc.	77,720
15,546	Old Republic International Corp.	315,428
2,801	ProAssurance Corp.	156,996
2,831	RenaissanceRe Holdings Ltd.	391,697
1,421	Selective Insurance Group, Inc.	84,692
6,220	Validus Holdings Ltd.	323,938
3,440	W. R. Berkley Corp.	235,915
89	White Mountains Insurance Group Ltd.	79,134
		4,904,600

	Internet Software & Services — 0.5%
4,712	Akamai Technologies, Inc. (a)	246,202

	IT Services — 1.7%
1,098	CACI International, Inc., Class A (a)	157,837
6,972	DST Systems, Inc.	408,699
2,373	MAXIMUS, Inc.	157,638
4,228	Sabre Corp.	82,700
1,145	Science Applications International Corp.	83,974
		890,848

	Leisure Products — 0.8%
4,102	Brunswick Corp.	207,766
14,831	Mattel, Inc.	209,414
		417,180

	Machinery — 2.4%
2,075	AGCO Corp.	142,283
1,838	Colfax Corp. (a)	76,663
5,186	ITT, Inc.	241,875
927	Oshkosh Corp.	84,876
4,729	Timken (The) Co.	222,972
11,995	Trinity Industries, Inc.	390,078
986	Woodward, Inc.	76,247
		1,234,994

	Marine — 0.6%
4,641	Kirby Corp. (a)	328,815

	Media — 2.1%
5,235	AMC Networks, Inc., Class A (a)	266,357
8,454	Cinemark Holdings, Inc.	307,218
1,430	John Wiley & Sons, Inc., Class A	78,149
9,551	Sinclair Broadcast Group, Inc., Class A	302,767
11,482	TEGNA, Inc.	140,425
		1,094,916

	Metals & Mining — 2.2%
4,924	Alcoa Corp. (a)	235,269
5,023	Reliance Steel & Aluminum Co.	385,967
8,947	United States Steel Corp.	226,538

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
6,654	Worthington Industries, Inc.	$302,757
		1,150,531

	Mortgage Real Estate Investment Trusts — 2.6%
20,224	Chimera Investment Corp.	370,099
43,679	MFA Financial, Inc.	359,915
10,570	Starwood Property Trust, Inc.	227,361
37,960	Two Harbors Investment Corp.	372,008
		1,329,383

	Multiline Retail — 1.6%
8,382	Kohl’s Corp.	350,032
17,536	Macy’s, Inc.	328,976
3,246	Nordstrom, Inc.	128,704
		807,712

	Multi-Utilities — 1.4%
8,847	MDU Resources Group, Inc.	241,966
5,376	NorthWestern Corp.	318,689
2,327	Vectren Corp.	158,562
		719,217

	Oil, Gas & Consumable Fuels — 5.4%
19,228	Antero Resources Corp. (a)	373,023
18,070	CONSOL Energy, Inc. (a)	291,469
4,199	Energen Corp. (a)	217,088
6,383	HollyFrontier Corp.	235,852
14,406	Murphy Oil Corp.	385,361
10,317	Newfield Exploration Co. (a)	317,660
6,243	PDC Energy, Inc. (a)	317,956
19,552	Range Resources Corp.	354,087
2,212	RSP Permian, Inc. (a)	76,115
19,963	WPX Energy, Inc. (a)	225,183
		2,793,794

	Personal Products — 0.6%
2,103	Edgewell Personal Care Co. (a)	136,548
2,489	Nu Skin Enterprises, Inc., Class A	158,325
		294,873

	Professional Services — 0.5%
650	ManpowerGroup, Inc.	80,132
3,040	Robert Half International, Inc.	157,381
		237,513

	Real Estate Management & Development — 1.0%
1,859	Jones Lang LaSalle, Inc.	240,722
9,290	Realogy Holdings Corp.	300,346
		541,068

	Road & Rail — 1.6%
817	AMERCO	320,787
3,102	Genesee & Wyoming, Inc., Class A (a)	222,661

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
3,620	Ryder System, Inc.	$293,510
		836,958

	Specialty Retail — 6.9%
5,262	Aaron’s, Inc.	193,642
2,314	Advance Auto Parts, Inc.	189,146
6,450	AutoNation, Inc. (a) (b)	305,730
16,303	Bed Bath & Beyond, Inc.	324,430
14,166	Dick’s Sporting Goods, Inc.	346,642
10,864	Foot Locker, Inc.	326,789
3,327	Murphy USA, Inc. (a)	247,396
84,280	Office Depot, Inc.	261,268
6,435	Penske Automotive Group, Inc.	300,000
15,634	Sally Beauty Holdings, Inc. (a)	270,624
5,750	Signet Jewelers Ltd. (b)	377,027
2,418	Tractor Supply Co.	145,709
6,139	Williams-Sonoma, Inc. (b)	316,772
		3,605,175

	Textiles, Apparel & Luxury Goods — 1.7%
1,550	Carter’s, Inc.	149,932
2,485	Columbia Sportswear Co.	155,014
6,212	Hanesbrands, Inc.	139,770
12,200	Skechers U.S.A., Inc., Class A (a)	389,424
4,644	Under Armour, Inc., Class A (a) (b)	58,143
		892,283

	Thrifts & Mortgage Finance — 1.7%
30,537	MGIC Investment Corp. (a)	436,679
17,811	New York Community Bancorp, Inc.	223,706
8,189	Radian Group, Inc.	171,642
2,274	Washington Federal, Inc.	79,135
		911,162

	Trading Companies & Distributors — 1.2%
1,493	Beacon Roofing Supply, Inc. (a)	82,727
8,486	HD Supply Holdings, Inc. (a)	300,320
3,038	MSC Industrial Direct Co., Inc., Class A	251,850
		634,897

	Transportation Infrastructure — 0.1%
1,060	Macquarie Infrastructure Corp.	73,723

	Wireless Telecommunication Services — 0.8%
13,719	Telephone & Data Systems, Inc.	399,909
	Total Common Stocks — 99.8%	51,951,117
	(Cost $51,158,442)

Shares	Description	Value

	Money Market Funds — 0.5%
241,982	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	$241,982
	(Cost $241,982)

Principal Value	Description	Value

	Repurchase Agreements — 1.4%
$31,118	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $31,119. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $31,957. (d)	31,118
702,916	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $702,936. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $720,554. (d)	702,916
	Total Repurchase Agreements — 1.4%	734,034
	(Cost $734,034)

	Total Investments — 101.7%	52,927,133
	(Cost $52,134,458) (e)
	Net Other Assets and Liabilities — (1.7)%	(885,793)
	Net Assets — 100.0%	$52,041,340

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $943,962 and the total value of the collateral held by the Fund is $976,016.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,084,183 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,291,508. The net unrealized appreciation was $792,675.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$51,951,117	$—	$—
Money Market Funds	241,982	—	—
Repurchase Agreements	—	734,034	—
Total Investments	$52,193,099	$734,034	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.5%
14,043	BWX Technologies, Inc.	$841,457
8,759	HEICO Corp.	794,266
		1,635,723

	Air Freight & Logistics — 0.7%
11,606	XPO Logistics, Inc. (a)	804,876

	Auto Components — 0.6%
5,432	LCI Industries	672,482

	Automobiles — 0.8%
6,248	Thor Industries, Inc.	851,103

	Banks — 6.2%
1,887	Bank of Hawaii Corp.	153,998
6,549	Bank of the Ozarks	305,314
7,828	Cathay General Bancorp	327,210
3,011	Chemical Financial Corp.	158,650
2,723	Commerce Bancshares, Inc.	158,370
1,658	Cullen/Frost Bankers, Inc.	163,313
7,896	East West Bancorp, Inc.	472,497
3,481	First Financial Bankshares, Inc.	158,908
24,648	First Horizon National Corp.	462,643
8,333	Glacier Bancorp, Inc.	316,321
6,495	Hancock Holding Co.	316,631
6,239	Home BancShares, Inc.	140,253
11,535	Investors Bancorp, Inc.	158,606
12,766	Sterling Bancorp	319,788
13,664	Synovus Financial Corp.	640,158
7,335	Texas Capital Bancshares, Inc. (a)	631,177
2,112	UMB Financial Corp.	155,295
26,114	Valley National Bancorp	300,311
5,988	Webster Financial Corp.	329,280
11,857	Western Alliance Bancorp (a)	661,621
6,027	Wintrust Financial Corp.	489,935
		6,820,279

	Beverages — 0.6%
6,342	National Beverage Corp.	620,882

	Biotechnology — 5.6%
12,530	ACADIA Pharmaceuticals, Inc. (a)	436,420
4,714	Agios Pharmaceuticals, Inc. (a)	302,969
6,696	Alnylam Pharmaceuticals, Inc. (a)	815,840
5,728	Bluebird Bio, Inc. (a)	796,765
16,695	Exact Sciences Corp. (a)	918,058
19,480	Exelixis, Inc. (a)	482,909
9,310	Ionis Pharmaceuticals, Inc. (a)	531,694
17,536	Juno Therapeutics, Inc. (a)	787,542
5,135	Neurocrine Biosciences, Inc. (a)	318,935
22,935	OPKO Health, Inc. (a) (b)	154,352
11,648	Portola Pharmaceuticals, Inc. (a)	575,528
		6,121,012

Shares	Description	Value

	Common Stocks (Continued)
	Building Products — 1.0%
5,295	A.O. Smith Corp.	$313,464
5,459	Allegion PLC	455,226
1,758	Lennox International, Inc.	336,006
		1,104,696

	Capital Markets — 3.4%
54,367	BGC Partners, Inc., Class A	824,747
9,561	Eaton Vance Corp.	482,544
7,842	Evercore, Inc., Class A	628,144
1,747	FactSet Research Systems, Inc.	331,703
6,987	Interactive Brokers Group, Inc., Class A	377,438
15,255	LPL Financial Holdings, Inc.	756,801
3,702	Morningstar, Inc.	315,447
		3,716,824

	Chemicals — 0.4%
14,111	Platform Specialty Products Corp. (a)	150,988
3,233	Scotts Miracle-Gro (The) Co.	322,071
		473,059

	Commercial Services & Supplies — 3.3%
9,338	Brink’s (The) Co.	710,622
13,733	Copart, Inc. (a)	498,370
14,576	Healthcare Services Group, Inc.	770,925
13,183	KAR Auction Services, Inc.	623,951
3,958	MSA Safety, Inc.	314,661
13,520	Tetra Tech, Inc.	665,860
		3,584,389

	Communications Equipment — 0.6%
2,895	Lumentum Holdings, Inc. (a)	182,819
8,426	Ubiquiti Networks, Inc. (a) (b)	523,929
		706,748

	Construction & Engineering — 1.0%
3,664	Dycom Industries, Inc. (a)	321,809
16,954	MasTec, Inc. (a)	738,347
		1,060,156

	Construction Materials — 1.1%
5,898	Eagle Materials, Inc.	622,652
19,649	Summit Materials, Inc., Class A (a)	616,978
		1,239,630

	Consumer Finance — 1.1%
2,808	Credit Acceptance Corp. (a) (b)	805,138
41,152	SLM Corp. (a)	435,799
		1,240,937

	Containers & Packaging — 1.0%
8,332	Berry Global Group, Inc. (a)	495,337

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
25,014	Owens-Illinois, Inc. (a)	$597,585
		1,092,922

	Distributors — 0.2%
1,455	Pool Corp.	175,735

	Diversified Consumer Services — 2.7%
7,300	Bright Horizons Family Solutions, Inc. (a)	629,990
8,662	Grand Canyon Education, Inc. (a)	775,336
11,883	H&R Block, Inc.	293,985
13,681	Service Corp. International	485,128
13,468	ServiceMaster Global Holdings, Inc. (a)	634,478
3,412	Sotheby’s (a)	176,810
		2,995,727

	Diversified Telecommunication Services — 0.4%
13,713	Zayo Group Holdings, Inc. (a)	494,491

	Electrical Equipment — 0.7%
3,983	Regal Beloit Corp.	323,221
9,819	Sensata Technologies Holding N.V. (a)	480,247
		803,468

	Electronic Equipment, Instruments & Components — 5.6%
7,133	Cognex Corp.	878,429
3,345	Coherent, Inc. (a)	878,765
4,251	IPG Photonics Corp. (a)	905,080
8,126	Itron, Inc. (a)	635,047
4,016	Littelfuse, Inc.	839,344
11,193	National Instruments Corp.	503,685
6,105	Universal Display Corp.	894,383
5,796	Zebra Technologies Corp., Class A (a)	672,278
		6,207,011

	Equity Real Estate Investment Trusts — 3.2%
1,720	Camden Property Trust	156,933
5,624	CoreSite Realty Corp.	622,858
6,062	CubeSmart	165,008
5,340	CyrusOne, Inc.	327,823
5,433	DCT Industrial Trust, Inc.	315,223
3,571	EastGroup Properties, Inc.	323,497
5,229	First Industrial Realty Trust, Inc.	161,471
6,168	Forest City Realty Trust, Inc., Class A	151,918
8,530	Gaming and Leisure Properties, Inc.	311,686
5,849	GEO Group (The), Inc.	151,782

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
5,201	Gramercy Property Trust	$154,470
1,179	PS Business Parks, Inc.	156,017
5,446	Rayonier, Inc.	163,271
2,518	Ryman Hospitality Properties, Inc.	166,515
1,836	Sun Communities, Inc.	165,717
		3,494,189

	Food Products — 0.7%
22,199	Blue Buffalo Pet Products, Inc. (a)	642,217
2,752	Pinnacle Foods, Inc.	149,764
		791,981

	Health Care Equipment & Supplies — 3.9%
3,733	ABIOMED, Inc. (a)	720,170
6,683	Cantel Medical Corp.	655,469
4,252	Hill-Rom Holdings, Inc.	343,179
4,233	ICU Medical, Inc. (a)	808,926
11,426	Insulet Corp. (a)	671,963
6,234	Integra LifeSciences Holdings Corp. (a)	291,626
1,818	Masimo Corp. (a)	159,548
3,485	Penumbra, Inc. (a)	350,417
3,269	West Pharmaceutical Services, Inc.	331,477
		4,332,775

	Health Care Providers & Services — 1.7%
2,336	Chemed Corp.	521,933
9,332	HealthEquity, Inc. (a)	468,653
3,395	HealthSouth Corp.	156,645
3,665	WellCare Health Plans, Inc. (a)	724,717
		1,871,948

	Health Care Technology — 0.9%
1,265	athenahealth, Inc. (a)	161,768
6,047	Medidata Solutions, Inc. (a)	454,916
5,578	Veeva Systems, Inc., Class A (a)	339,923
		956,607

	Hotels, Restaurants & Leisure — 5.0%
4,924	Choice Hotels International, Inc.	343,449
3,815	Churchill Downs, Inc.	795,618
5,996	Dave & Buster’s Entertainment, Inc. (a)	289,007
29,431	ILG, Inc.	873,218
4,631	Jack in the Box, Inc.	479,355
6,317	Marriott Vacations Worldwide Corp.	831,443
2,153	Papa John’s International, Inc.	146,512
17,158	Scientific Games Corp., Class A (a)	816,721
2,582	Six Flags Entertainment Corp.	162,124
9,605	Texas Roadhouse, Inc.	480,346

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
20,262	Wendy’s (The) Co.	$308,185
		5,525,978

	Household Durables — 0.5%
8,167	iRobot Corp. (a) (b)	548,741

	Independent Power and Renewable Electricity Producers — 1.2%
30,742	NRG Energy, Inc.	768,550
7,732	Ormat Technologies, Inc.	502,039
		1,270,589

	Insurance — 1.1%
9,795	Brown & Brown, Inc.	488,183
7,717	Primerica, Inc.	682,954
		1,171,137

	Internet & Direct Marketing Retail — 0.7%
11,672	Wayfair, Inc., Class A (a)	815,873

	Internet Software & Services — 2.7%
4,833	Cimpress N.V. (a) (b)	527,474
7,232	GoDaddy, Inc., Class A (a)	337,734
11,951	GrubHub, Inc. (a)	729,250
5,352	IAC/InterActiveCorp (a)	690,676
2,130	j2 Global, Inc.	157,918
1,430	LogMeIn, Inc.	173,102
7,826	Zillow Group, Inc., Class C (a)	323,057
		2,939,211

	IT Services — 4.9%
13,616	CoreLogic, Inc. (a)	638,590
14,627	CSRA, Inc.	467,918
7,157	EPAM Systems, Inc. (a)	652,361
4,980	Euronet Worldwide, Inc. (a)	481,267
26,165	First Data Corp., Class A (a)	465,999
21,890	Genpact Ltd.	666,550
3,061	Jack Henry & Associates, Inc.	337,108
10,627	Leidos Holdings, Inc.	664,400
27,306	Square, Inc., Class A (a)	1,015,510
		5,389,703

	Life Sciences Tools & Services — 2.4%
2,603	Bio-Techne Corp.	341,045
15,866	Bruker Corp.	498,192
5,826	Charles River Laboratories International, Inc. (a)	677,506
3,008	INC Research Holdings, Inc., Class A (a)	171,907
4,562	PerkinElmer, Inc.	329,924
8,262	PRA Health Sciences, Inc. (a)	672,775
		2,691,349

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 4.8%
12,577	Allison Transmission Holdings, Inc.	$534,397
11,168	Barnes Group, Inc.	726,925
6,850	Donaldson Co., Inc.	323,388
5,088	Graco, Inc.	670,548
6,225	John Bean Technologies Corp.	665,452
3,432	Lincoln Electric Holdings, Inc.	314,611
1,228	Middleby (The) Corp. (a)	142,325
17,851	Navistar International Corp. (a)	755,276
2,655	Nordson Corp.	336,362
2,535	Toro (The) Co.	159,325
4,252	WABCO Holdings, Inc. (a)	627,468
		5,256,077

	Media — 2.0%
436	Cable One, Inc.	309,477
18,064	Live Nation Entertainment, Inc. (a)	790,842
40,137	New York Times (The) Co., Class A	766,617
5,051	Nexstar Media Group, Inc., Class A	322,254
		2,189,190

	Metals & Mining — 0.1%
1,829	Royal Gold, Inc.	153,837

	Mortgage Real Estate Investment Trusts — 0.8%
21,772	AGNC Investment Corp.	438,270
28,213	New Residential Investment Corp.	497,395
		935,665

	Multiline Retail — 0.7%
16,954	Ollie’s Bargain Outlet Holdings, Inc. (a)	756,996

	Multi-Utilities — 0.4%
6,854	Black Hills Corp.	447,292

	Oil, Gas & Consumable Fuels — 0.3%
24,337	Laredo Petroleum, Inc. (a)	290,097

	Paper & Forest Products — 0.7%
29,050	Louisiana-Pacific Corp. (a)	789,579

	Personal Products — 0.3%
4,639	Herbalife Ltd. (a)	336,884

	Pharmaceuticals — 1.0%
19,706	Catalent, Inc. (a)	839,278
6,556	Nektar Therapeutics (a)	157,934
3,141	Prestige Brands Holdings, Inc. (a)	147,313
		1,144,525

	Professional Services — 1.3%
11,724	On Assignment, Inc. (a)	717,743
13,317	TransUnion (a)	699,010
		1,416,753

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 0.8%
7,145	Old Dominion Freight Line, Inc.	$865,474

	Semiconductors & Semiconductor Equipment — 7.9%
9,741	Advanced Energy Industries, Inc. (a)	825,258
4,772	Cavium, Inc. (a)	329,220
2,951	Cirrus Logic, Inc. (a)	165,256
41,901	Cypress Semiconductor Corp.	664,550
27,268	Entegris, Inc.	893,027
5,919	Integrated Device Technology, Inc. (a)	183,903
9,169	Microsemi Corp. (a)	489,350
8,329	MKS Instruments, Inc.	904,946
4,430	Monolithic Power Systems, Inc.	538,998
42,593	ON Semiconductor Corp. (a)	908,083
12,570	Semtech Corp. (a)	515,998
7,877	Silicon Laboratories, Inc. (a)	747,527
21,096	Teradyne, Inc.	904,807
16,212	Versum Materials, Inc.	682,201
		8,753,124

	Software — 7.2%
7,515	Aspen Technology, Inc. (a)	484,868
5,376	Blackbaud, Inc.	544,589
1,120	Fair Isaac Corp.	162,579
28,146	FireEye, Inc. (a)	476,230
8,083	Guidewire Software, Inc. (a)	646,478
9,360	HubSpot, Inc. (a)	810,108
8,396	Paycom Software, Inc. (a)	690,151
8,188	Pegasystems, Inc.	477,361
3,608	Proofpoint, Inc. (a)	333,415
2,796	PTC, Inc. (a)	185,794
15,773	RealPage, Inc. (a)	682,971
7,106	Splunk, Inc. (a)	478,234
11,756	SS&C Technologies Holdings, Inc.	472,591
8,404	Tableau Software, Inc., Class A (a)	681,481
903	Tyler Technologies, Inc. (a)	160,093
5,405	Zendesk, Inc. (a)	167,555
124,870	Zynga, Inc., Class A (a)	486,993
		7,941,491

	Specialty Retail — 1.5%
4,945	Burlington Stores, Inc. (a)	464,286
14,335	Five Below, Inc. (a)	792,009
21,985	Michaels (The) Cos., Inc. (a)	426,948
		1,683,243

	Technology Hardware, Storage & Peripherals — 0.1%
4,193	NCR Corp. (a)	134,553

	Thrifts & Mortgage Finance — 1.4%
15,539	Essent Group Ltd. (a)	662,272
3,218	LendingTree, Inc. (a)	862,585
		1,524,857

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco — 0.1%
7,686	Vector Group Ltd.	$159,715

	Trading Companies & Distributors — 1.1%
14,766	Air Lease Corp.	641,582
14,183	Triton International Ltd.	565,902
		1,207,484
	Total Common Stocks — 99.9%	110,209,067
	(Cost $96,769,875)

	Money Market Funds — 0.2%
211,435	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	211,435
	(Cost $211,435)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$27,190	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $27,191. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $27,923. (d)	27,190
614,185	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $614,202. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $629,596. (d)	614,185
	Total Repurchase Agreements — 0.6%	641,375
	(Cost $641,375)

	Total Investments — 100.7%	111,061,877
	(Cost $97,622,685) (e)
	Net Other Assets and Liabilities — (0.7)%	(777,650)
	Net Assets — 100.0%	$110,284,227

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $844,013 and the total value of the collateral held by the Fund is $852,810.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,418,893 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $979,701. The net unrealized appreciation was $13,439,192.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$110,209,067	$—	$—
Money Market Funds	211,435	—	—
Repurchase Agreements	—	641,375	—
Total Investments	$110,420,502	$641,375	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.4%
2,410	Moog, Inc., Class A (a)	$211,501
3,316	Triumph Group, Inc.	102,962
		314,463

	Air Freight & Logistics — 1.0%
7,641	Atlas Air Worldwide Holdings, Inc. (a)	468,775
1,724	Forward Air Corp.	99,027
4,682	Hub Group, Inc., Class A (a)	202,731
		770,533

	Airlines — 1.1%
3,054	Allegiant Travel Co.	416,566
13,389	Hawaiian Holdings, Inc. (a)	448,531
		865,097

	Auto Components — 2.5%
28,598	American Axle & Manufacturing Holdings, Inc. (a)	508,758
13,443	Cooper Tire & Rubber Co.	440,930
3,468	Cooper-Standard Holdings, Inc. (a)	386,613
10,827	Gentherm, Inc. (a)	362,705
6,134	Standard Motor Products, Inc.	267,872
		1,966,878

	Banks — 4.1%
14,263	Banc of California, Inc.	300,236
5,961	Boston Private Financial Holdings, Inc.	94,780
78,556	First BanCorp (a)	404,563
2,579	First Interstate BancSystem, Inc., Class A	101,355
4,212	First Midwest Bancorp, Inc.	97,255
4,872	Great Western Bancorp, Inc.	197,755
3,188	Hanmi Financial Corp.	98,031
1,997	Heartland Financial USA, Inc.	98,352
7,735	Hilltop Holdings, Inc.	182,237
11,355	Hope Bancorp, Inc.	209,500
5,015	International Bancshares Corp.	203,609
2,687	NBT Bancorp, Inc.	102,482
10,989	Old National Bancorp	200,000
3,473	Simmons First National Corp., Class A	200,392
1,096	South State Corp.	98,695
6,072	Trustmark Corp.	200,012
5,697	Union Bankshares Corp.	196,603
4,903	WesBanco, Inc.	198,081
		3,183,938

	Beverages — 0.3%
1,288	Boston Beer (The) Co., Inc., Class A (a)	229,328

Shares	Description	Value

	Common Stocks (Continued)
	Building Products — 1.6%
6,133	Apogee Enterprises, Inc.	$292,728
3,167	Gibraltar Industries, Inc. (a)	105,303
9,059	Griffon Corp.	204,280
4,101	Simpson Manufacturing Co., Inc.	228,590
4,097	Universal Forest Products, Inc.	462,551
		1,293,452

	Capital Markets — 1.2%
23,986	TPG Specialty Lending, Inc.	490,274
25,050	Waddell & Reed Financial, Inc., Class A	468,184
		958,458

	Chemicals — 2.0%
2,482	AdvanSix, Inc. (a)	114,842
6,524	Innospec, Inc.	403,509
7,319	Kraton Corp. (a)	358,851
5,693	Minerals Technologies, Inc.	409,327
3,538	Stepan Co.	282,545
		1,569,074

	Commercial Services & Supplies — 3.9%
24,871	ACCO Brands Corp. (a)	324,567
3,916	Advanced Disposal Services, Inc. (a)	97,587
5,299	Brady Corp., Class A	201,627
5,602	Herman Miller, Inc.	188,227
2,379	HNI Corp.	81,409
4,505	Interface, Inc.	102,714
14,798	Knoll, Inc.	314,014
1,585	Matthews International Corp., Class A	99,617
6,765	McGrath RentCorp	302,396
17,789	Quad/Graphics, Inc.	405,411
26,117	Steelcase, Inc., Class A	380,002
1,954	UniFirst Corp.	307,755
4,860	Viad Corp.	282,123
		3,087,449

	Communications Equipment — 1.2%
4,111	ADTRAN, Inc.	86,742
6,218	NETGEAR, Inc. (a)	290,070
4,548	Plantronics, Inc.	206,297
42,516	Viavi Solutions, Inc. (a)	394,549
		977,658

	Construction & Engineering — 1.2%
5,633	Comfort Systems USA, Inc.	249,542
6,836	Primoris Services Corp.	193,254
17,703	Tutor Perini Corp. (a)	499,224
		942,020

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 1.1%
9,956	Nelnet, Inc., Class A	$582,824
10,330	PRA Group, Inc. (a)	288,207
		871,031

	Diversified Consumer Services — 0.7%
14,024	Adtalem Global Education, Inc.	518,187

	Diversified Telecommunication Services — 2.1%
9,540	ATN International, Inc.	517,926
42,643	Frontier Communications Corp. (b)	516,407
48,811	Iridium Communications, Inc. (a) (b)	585,732
		1,620,065

	Electric Utilities — 0.3%
4,639	Otter Tail Corp.	213,162

	Electrical Equipment — 1.3%
15,170	Atkore International Group, Inc. (a)	292,933
6,077	AZZ, Inc.	290,481
8,983	Encore Wire Corp.	405,582
		988,996

	Electronic Equipment, Instruments & Components — 3.7%
11,778	Benchmark Electronics, Inc. (a)	364,529
10,853	Fabrinet (a)	403,515
6,445	Insight Enterprises, Inc. (a)	290,347
6,461	Knowles Corp. (a)	106,994
6,988	Methode Electronics, Inc.	327,737
1,846	MTS Systems Corp.	96,084
7,172	Plexus Corp. (a)	440,576
9,214	ScanSource, Inc. (a)	395,741
21,394	Vishay Intertechnology, Inc.	476,017
		2,901,540

	Energy Equipment & Services — 2.9%
9,875	C&J Energy Services, Inc. (a)	281,339
34,673	Diamond Offshore Drilling, Inc. (a) (b)	580,079
2,235	Dril-Quip, Inc. (a)	94,093
3,121	Exterran Corp. (a)	100,715
13,350	Helix Energy Solutions Group, Inc. (a)	91,047
55,324	McDermott International, Inc. (a)	366,245
24,920	Nabors Industries Ltd.	140,300
3,755	Oceaneering International, Inc.	75,926
3,892	Oil States International, Inc. (a)	89,710
24,429	Unit Corp. (a)	457,311
		2,276,765

	Equity Real Estate Investment Trusts — 5.5%
7,027	Acadia Realty Trust	197,810
47,939	CBL & Associates Properties, Inc. (b)	375,842

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
14,913	Chesapeake Lodging Trust	$416,073
36,731	DiamondRock Hospitality Co.	398,899
18,936	Franklin Street Properties Corp.	189,360
14,615	Kite Realty Group Trust	273,154
19,677	Lexington Realty Trust	199,131
8,482	Mack-Cali Realty Corp.	193,135
2,730	Pebblebrook Hotel Trust	97,352
19,171	Pennsylvania Real Estate Investment Trust	186,342
21,467	Select Income REIT	518,643
12,120	Tanger Factory Outlet Centers, Inc. (b)	275,730
60,355	Washington Prime Group, Inc.	472,579
23,884	Xenia Hotels & Resorts, Inc.	519,716
		4,313,766

	Food & Staples Retailing — 2.1%
5,872	Andersons (The), Inc.	219,906
1,105	PriceSmart, Inc.	92,599
102,603	Rite Aid Corp. (a)	169,295
19,065	SpartanNash Co.	468,046
13,607	SUPERVALU, Inc. (a)	221,658
12,088	United Natural Foods, Inc. (a)	468,652
		1,640,156

	Food Products — 0.6%
36,967	Dean Foods Co.	360,428
751	J&J Snack Foods Corp.	100,011
		460,439

	Gas Utilities — 0.3%
3,123	Northwest Natural Gas Co.	207,211

	Health Care Equipment & Supplies — 0.2%
2,191	Halyard Health, Inc. (a)	92,351
2,915	Varex Imaging Corp. (a)	100,188
		192,539

	Health Care Providers & Services — 2.5%
8,902	Ensign Group (The), Inc.	205,458
8,683	LifePoint Health, Inc. (a)	418,087
4,661	Magellan Health, Inc. (a)	397,583
8,035	National HealthCare Corp.	514,240
10,136	Owens & Minor, Inc.	249,042
5,138	Select Medical Holdings Corp. (a)	98,393
6,005	Tenet Healthcare Corp. (a) (b)	85,751
		1,968,554

	Hotels, Restaurants & Leisure — 2.8%
11,426	Bloomin’ Brands, Inc.	203,155
12,624	Brinker International, Inc.	387,809
2,800	Buffalo Wild Wings, Inc. (a)	330,960

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
9,549	Cheesecake Factory (The), Inc.	$427,222
4,790	Hyatt Hotels Corp., Class A (a)	300,142
13,965	International Speedway Corp., Class A	542,540
		2,191,828

	Household Durables — 3.5%
12,414	Ethan Allen Interiors, Inc.	369,317
16,675	KB Home	457,395
14,952	La-Z-Boy, Inc.	402,956
12,111	M.D.C. Holdings, Inc.	448,591
11,323	Meritage Homes Corp. (a)	551,430
29,124	TRI Pointe Group, Inc. (a)	515,204
		2,744,893

	Independent Power and Renewable Electricity Producers — 0.8%
51,354	Dynegy, Inc. (a)	639,357

	Insurance — 6.6%
11,651	Ambac Financial Group, Inc. (a)	189,678
10,178	American Equity Investment Life Holding Co.	300,353
1,695	AMERISAFE, Inc.	109,667
8,175	Argo Group International Holdings Ltd.	514,616
6,512	Employers Holdings, Inc.	310,622
2,699	FBL Financial Group, Inc., Class A	208,768
2,507	Horace Mann Educators Corp.	109,807
2,135	Infinity Property & Casualty Corp.	201,437
12,409	Maiden Holdings Ltd.	102,374
21,047	National General Holdings Corp.	424,728
1,152	National Western Life Group, Inc., Class A	411,932
3,446	Navigators Group (The), Inc.	199,868
3,879	Safety Insurance Group, Inc.	318,854
13,314	Stewart Information Services Corp.	505,133
32,228	Third Point Reinsurance Ltd. (a)	538,208
4,389	United Fire Group, Inc.	202,289
21,859	Universal Insurance Holdings, Inc.	521,337
		5,169,671

	Internet & Direct Marketing Retail — 0.4%
32,567	Liberty TripAdvisor Holdings, Inc., Class A (a)	351,724

	IT Services — 2.4%
17,480	Cardtronics PLC, Class A (a)	400,292
19,419	Convergys Corp.	499,651
5,015	CSG Systems International, Inc.	212,335
6,704	ManTech International Corp., Class A	311,133
17,241	Sykes Enterprises, Inc. (a)	498,954
		1,922,365

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 1.2%
32,968	American Outdoor Brands Corp. (a)	$472,431
34,841	Callaway Golf Co.	502,756
		975,187

	Life Sciences Tools & Services — 0.1%
4,853	Luminex Corp.	103,612

	Machinery — 3.8%
919	Alamo Group, Inc.	96,954
3,590	Astec Industries, Inc.	186,501
21,394	Briggs & Stratton Corp.	539,129
4,636	Federal Signal Corp.	98,979
2,200	Franklin Electric Co., Inc.	100,100
10,441	Greenbrier (The) Cos., Inc. (b)	545,020
5,176	Hillenbrand, Inc.	204,711
2,631	Hyster-Yale Materials Handling, Inc.	206,507
3,510	Lydall, Inc. (a)	202,878
2,823	Mueller Industries, Inc.	98,099
3,883	Rexnord Corp. (a)	99,094
929	Standex International Corp.	96,198
17,625	Wabash National Corp.	396,563
1,426	Watts Water Technologies, Inc., Class A	96,112
		2,966,845

	Marine — 0.4%
10,503	Matson, Inc.	285,997

	Media — 2.5%
27,361	AMC Entertainment Holdings, Inc., Class A (b)	380,318
15,487	E.W. Scripps (The) Co., Class A (a)	268,544
44,689	Gannett Co., Inc.	388,794
7,247	Meredith Corp.	384,091
13,960	MSG Networks, Inc., Class A (a)	242,206
7,956	Scholastic Corp.	293,895
		1,957,848

	Metals & Mining — 2.1%
8,374	Carpenter Technology Corp.	416,942
43,765	Coeur Mining, Inc. (a)	332,176
21,135	Commercial Metals Co.	411,710
4,560	Compass Minerals International, Inc. (b)	299,136
1,950	Kaiser Aluminum Corp.	193,401
		1,653,365

	Mortgage Real Estate Investment Trusts — 1.9%
18,690	ARMOUR Residential REIT, Inc.	468,185
30,670	Capstead Mortgage Corp.	270,509
21,478	Ladder Capital Corp.	288,664

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
28,911	PennyMac Mortgage Investment Trust	$464,311
		1,491,669

	Multiline Retail — 1.4%
7,508	Big Lots, Inc.	385,235
8,967	Dillard’s, Inc., Class A (b)	455,524
105,565	JC Penney Co., Inc. (a) (b)	295,582
		1,136,341

	Oil, Gas & Consumable Fuels — 4.2%
4,125	Arch Coal, Inc., Class A	315,232
3,809	CVR Energy, Inc. (b)	104,557
90,786	EP Energy Corp., Class A (a) (b)	245,122
6,880	Gulfport Energy Corp. (a)	94,256
73,935	Halcon Resources Corp. (a)	486,492
44,101	Oasis Petroleum, Inc. (a)	416,754
3,573	PBF Energy, Inc., Class A	103,510
58,665	QEP Resources, Inc. (a)	525,052
22,672	SM Energy Co.	483,594
10,202	SRC Energy, Inc. (a)	97,327
18,069	Whiting Petroleum Corp. (a)	108,595
11,861	World Fuel Services Corp.	329,736
		3,310,227

	Paper & Forest Products — 2.7%
5,762	Boise Cascade Co. (a)	204,263
11,587	Domtar Corp.	548,297
13,772	KapStone Paper and Packaging Corp.	309,319
3,460	Neenah Paper, Inc.	300,328
15,217	P.H. Glatfelter Co.	318,948
9,701	Schweitzer-Mauduit International, Inc.	409,673
		2,090,828

	Personal Products — 0.4%
5,129	USANA Health Sciences, Inc. (a)	336,975

	Professional Services — 2.0%
8,342	FTI Consulting, Inc. (a)	356,621
5,486	ICF International, Inc. (a)	294,598
7,506	Korn/Ferry International	313,976
22,394	TrueBlue, Inc. (a)	606,877
		1,572,072

	Real Estate Management & Development — 0.3%
7,451	Marcus & Millichap, Inc. (a)	211,757

	Road & Rail — 1.6%
8,018	Heartland Express, Inc.	171,024
4,412	Hertz Global Holdings, Inc. (a)	109,726
19,572	Marten Transport Ltd.	384,590
11,698	Schneider National, Inc., Class B	306,371

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
8,097	Werner Enterprises, Inc.	$288,658
		1,260,369

	Semiconductors & Semiconductor Equipment — 1.8%
2,013	Ambarella, Inc. (a)	113,614
47,655	Amkor Technology, Inc. (a)	551,368
9,888	Diodes, Inc. (a)	339,554
10,266	Synaptics, Inc. (a)	381,074
		1,385,610

	Software — 0.4%
2,317	MicroStrategy, Inc., Class A (a)	306,446

	Specialty Retail — 6.5%
35,158	American Eagle Outfitters, Inc.	457,757
4,844	Asbury Automotive Group, Inc. (a)	297,422
29,837	Buckle (The), Inc. (b)	490,819
9,697	Caleres, Inc.	265,019
56,174	Chico’s FAS, Inc.	448,830
2,505	Children’s Place (The), Inc.	272,544
23,406	DSW, Inc., Class A	448,225
24,335	GameStop Corp., Class A	454,821
5,551	Group 1 Automotive, Inc.	436,142
5,793	Guess?, Inc.	93,904
1,671	Lithia Motors, Inc., Class A	189,124
1,760	Monro Inc.	86,856
29,683	Party City Holdco, Inc. (a)	330,965
9,532	Sleep Number Corp. (a)	309,790
21,036	Urban Outfitters, Inc. (a)	515,803
		5,098,021

	Technology Hardware, Storage & Peripherals — 0.5%
18,199	Super Micro Computer, Inc. (a)	362,160

	Textiles, Apparel & Luxury Goods — 0.8%
6,930	G-III Apparel Group Ltd. (a)	175,606
4,658	Oxford Industries, Inc.	300,907
4,644	Steven Madden Ltd. (a)	181,116
		657,629

	Thrifts & Mortgage Finance — 1.2%
6,711	Capitol Federal Financial, Inc.	92,545
27,074	Nationstar Mortgage Holdings, Inc. (a)	527,131
5,712	Northwest Bancshares, Inc.	96,361
7,540	Provident Financial Services, Inc.	205,088
		921,125

	Tobacco — 0.3%
3,510	Universal Corp.	201,299

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 2.9%
22,555	Aircastle Ltd.	$524,629
6,113	Applied Industrial Technologies, Inc.	389,092
9,419	BMC Stock Holdings, Inc. (a)	202,038
8,167	GATX Corp.	485,202
1,769	Kaman Corp.	98,958
6,394	Rush Enterprises, Inc., Class A (a)	324,687
3,452	WESCO International, Inc. (a)	217,994
		2,242,600

	Wireless Telecommunication Services — 0.7%
14,202	United States Cellular Corp. (a)	519,651
	Total Common Stocks — 100.0%	78,398,230
	(Cost $77,727,578)

	Money Market Funds — 1.1%
893,173	Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Class – 0.94% (c) (d)	893,173
	(Cost $893,173)

Principal Value	Description	Value
	Repurchase Agreements — 3.5%
$114,860	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $114,863. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $117,957. (d)	114,860
2,594,519	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $2,594,593. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $2,659,623. (d)	2,594,519
	Total Repurchase Agreements — 3.5%	2,709,379
	(Cost $2,709,379)

	Total Investments — 104.6%	82,000,782
	(Cost $81,330,130) (e)
	Net Other Assets and Liabilities — (4.6)%	(3,582,663)
	Net Assets — 100.0%	$78,418,119

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,512,600 and the total value of the collateral held by the Fund is $3,602,552.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,227,671 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,557,019. The net unrealized appreciation was $670,652.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$78,398,230	$—	$—
Money Market Funds	893,173	—	—
Repurchase Agreements	—	2,709,379	—
Total Investments	$79,291,403	$2,709,379	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.8%
14,611	AAR Corp.	$568,222
26,784	Aerojet Rocketdyne Holdings, Inc. (a)	845,839
17,326	Aerovironment, Inc. (a)	886,398
8,116	Axon Enterprise, Inc. (a) (b)	186,425
57,352	Kratos Defense & Security Solutions, Inc. (a)	690,518
18,075	Mercury Systems, Inc. (a)	912,245
		4,089,647

	Air Freight & Logistics — 0.6%
38,525	Air Transport Services Group, Inc. (a)	932,305

	Auto Components — 0.6%
21,756	Fox Factory Holding Corp. (a)	925,718

	Automobiles — 0.7%
20,954	Winnebago Industries, Inc.	1,029,889

	Banks — 9.5%
7,383	1st Source Corp.	378,822
7,814	Ameris Bancorp	374,291
13,219	BancFirst Corp.	722,418
12,241	Banner Corp.	701,654
9,679	Berkshire Hills Bancorp, Inc.	370,706
11,871	Brookline Bancorp, Inc.	182,813
6,866	CenterState Bank Corp.	182,910
5,718	Central Pacific Financial Corp.	177,944
5,215	City Holding Co.	367,605
4,370	Columbia Banking System, Inc.	190,139
16,922	Customers Bancorp, Inc. (a)	462,647
7,613	CVB Financial Corp.	181,646
5,594	Eagle Bancorp, Inc. (a)	372,840
4,345	Enterprise Financial Services Corp.	189,442
3,810	FCB Financial Holdings, Inc., Class A (a)	177,927
17,602	First Busey Corp.	547,774
26,545	First Commonwealth Financial Corp.	386,495
8,737	First Merchants Corp.	375,691
39,649	Green Bancorp, Inc. (a)	878,225
5,025	Independent Bank Corp.	362,303
27,059	Lakeland Bancorp, Inc.	556,062
11,331	Lakeland Financial Corp.	547,061
9,395	LegacyTexas Financial Group, Inc.	374,767
15,467	National Bank Holdings Corp., Class A	507,627
4,289	Renasant Corp.	177,565
13,946	S&T Bancorp, Inc.	570,252
9,051	Sandy Spring Bancorp, Inc.	365,751
15,700	Seacoast Banking Corp. of Florida (a)	389,203
9,655	ServisFirst Bancshares, Inc.	395,952
5,060	Southside Bancshares, Inc.	179,175

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
6,422	State Bank Financial Corp.	$185,660
2,136	Tompkins Financial Corp.	186,088
16,478	TowneBank	552,013
13,546	TriCo Bancshares	561,075
13,142	United Community Banks, Inc.	360,354
9,642	Washington Trust Bancorp, Inc.	535,131
		14,028,028

	Beverages — 1.1%
3,477	Coca-Cola Bottling Co. Consolidated	784,272
12,372	MGP Ingredients, Inc.	840,801
		1,625,073

	Biotechnology — 6.3%
4,930	Acceleron Pharma, Inc. (a)	192,270
44,878	Array BioPharma, Inc. (a)	468,975
10,768	Blueprint Medicines Corp. (a)	715,211
34,891	Dynavax Technologies Corp. (a)	767,602
13,646	Emergent BioSolutions, Inc. (a)	559,350
13,943	FibroGen, Inc. (a)	778,717
9,330	Foundation Medicine, Inc. (a) (b)	419,850
5,734	Genomic Health, Inc. (a)	188,018
31,780	Halozyme Therapeutics, Inc. (a)	563,459
53,660	Immunomedics, Inc. (a) (b)	575,235
52,828	Keryx Biopharmaceuticals, Inc. (a) (b)	342,325
4,054	Ligand Pharmaceuticals, Inc. (a)	589,249
46,465	MiMedx Group, Inc. (a) (b)	589,176
40,549	Momenta Pharmaceuticals, Inc. (a)	571,741
8,522	Prothena Corp. PLC (a)	494,702
4,802	Repligen Corp. (a)	178,634
16,538	Sarepta Therapeutics, Inc. (a)	815,489
6,191	Spark Therapeutics, Inc. (a)	500,852
		9,310,855

	Building Products — 2.8%
3,897	American Woodmark Corp. (a)	376,450
52,123	Builders FirstSource, Inc. (a)	939,256
21,231	Continental Building Products, Inc. (a)	566,868
11,795	NCI Building Systems, Inc. (a)	188,130
11,150	Patrick Industries, Inc. (a)	1,036,950
10,792	Ply Gem Holdings, Inc. (a)	182,385
8,328	Trex Co., Inc. (a)	911,500
		4,201,539

	Capital Markets — 1.2%
5,295	Financial Engines, Inc.	191,150
23,964	Houlihan Lokey, Inc.	997,621
12,823	Moelis & Co., Class A	548,183
		1,736,954

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 0.7%
4,955	Chase Corp.	$588,407
2,535	Quaker Chemical Corp.	393,736
		982,143

	Commercial Services & Supplies — 0.8%
25,258	Covanta Holding Corp.	406,654
10,887	Mobile Mini, Inc.	360,359
4,577	Multi-Color Corp.	378,518
		1,145,531

	Communications Equipment — 1.4%
7,963	Acacia Communications, Inc. (a) (b)	336,915
14,500	Applied Optoelectronics, Inc. (a) (b)	590,730
78,865	Extreme Networks, Inc. (a)	946,380
2,495	InterDigital, Inc.	183,008
		2,057,033

	Construction & Engineering — 0.5%
11,155	Argan, Inc.	766,906

	Construction Materials — 0.5%
9,831	US Concrete, Inc. (a)	768,784

	Consumer Finance — 1.3%
16,935	Encore Capital Group, Inc. (a)	786,631
18,912	Green Dot Corp., Class A (a)	1,070,797
		1,857,428

	Diversified Consumer Services — 1.6%
50,550	Chegg, Inc. (a)	784,030
6,325	Strayer Education, Inc.	592,842
21,531	Weight Watchers International, Inc. (a)	967,173
		2,344,045

	Diversified Telecommunication Services — 0.5%
11,288	Cogent Communications Holdings, Inc.	608,423
17,575	ORBCOMM, Inc. (a)	198,773
		807,196

	Electric Utilities — 0.5%
9,991	El Paso Electric Co.	574,483
2,848	MGE Energy, Inc.	188,110
		762,593

	Electrical Equipment — 0.4%
29,284	General Cable Corp.	613,500

	Electronic Equipment, Instruments & Components — 2.7%
15,310	Badger Meter, Inc.	670,578
10,143	ePlus, Inc. (a)	969,671

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
22,787	II-VI, Inc. (a)	$1,029,972
7,035	Rogers Corp. (a)	1,069,883
11,972	TTM Technologies, Inc. (a)	188,918
		3,929,022

	Equity Real Estate Investment Trusts — 2.7%
9,664	CareTrust REIT, Inc.	182,649
15,051	Four Corners Property Trust, Inc.	371,459
6,432	Getty Realty Corp.	182,733
24,677	InfraREIT, Inc.	552,765
31,787	iStar, Inc. (a)	371,908
23,167	Monmouth Real Estate Investment Corp.	394,766
10,823	Potlatch Corp.	560,631
3,516	QTS Realty Trust, Inc., Class A	203,401
13,106	Rexford Industrial Realty, Inc.	389,117
10,367	Terreno Realty Corp.	380,676
9,533	Tier REIT, Inc.	186,561
2,437	Universal Health Realty Income Trust	178,413
		3,955,079

	Food Products — 0.6%
5,777	B&G Foods, Inc.	183,708
10,248	Calavo Growers, Inc.	755,278
		938,986

	Gas Utilities — 0.4%
7,054	Chesapeake Utilities Corp.	568,200

	Health Care Equipment & Supplies — 4.7%
16,767	AtriCure, Inc. (a)	359,484
558	Atrion Corp.	366,969
6,536	Cardiovascular Systems, Inc. (a)	157,321
6,191	Globus Medical, Inc., Class A (a)	197,307
5,805	Inogen, Inc. (a)	574,289
18,332	Integer Holdings Corp. (a)	890,935
8,675	K2M Group Holdings, Inc. (a)	170,811
17,713	Merit Medical Systems, Inc. (a)	673,980
7,126	Neogen Corp. (a)	571,505
4,127	Nevro Corp. (a)	361,443
47,239	Novocure Ltd. (a)	1,020,362
41,676	OraSure Technologies, Inc. (a)	823,101
21,379	Quidel Corp. (a)	875,470
		7,042,977

	Health Care Providers & Services — 3.2%
6,702	Amedisys, Inc. (a)	322,433
20,519	AMN Healthcare Services, Inc. (a)	900,784
16,728	BioTelemetry, Inc. (a)	485,948
13,789	CorVel Corp. (a)	827,340
13,222	LHC Group, Inc. (a)	883,362

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
5,650	Premier, Inc., Class A (a)	$184,585
16,652	Teladoc, Inc. (a)	550,349
13,530	Tivity Health, Inc. (a)	625,763
		4,780,564

	Health Care Technology — 0.8%
9,264	HMS Holdings Corp. (a)	178,240
14,695	Omnicell, Inc. (a)	731,811
23,845	Quality Systems, Inc. (a)	335,499
		1,245,550

	Hotels, Restaurants & Leisure — 3.9%
56,191	Caesars Entertainment Corp. (a)	727,673
36,558	Eldorado Resorts, Inc. (a)	939,541
42,866	La Quinta Holdings, Inc. (a)	755,299
32,072	Penn National Gaming, Inc. (a)	836,758
44,003	Pinnacle Entertainment, Inc. (a)	1,138,358
13,902	Planet Fitness, Inc., Class A	370,349
35,963	Playa Hotels & Resorts N.V. (a)	371,498
5,537	Shake Shack, Inc., Class A (a) (b)	210,185
11,281	Wingstop, Inc.	382,087
		5,731,748

	Household Durables — 2.8%
6,356	Cavco Industries, Inc. (a)	997,256
14,471	Installed Building Products, Inc. (a)	1,008,629
19,306	LGI Homes, Inc. (a) (b)	1,164,731
14,389	TopBuild Corp. (a)	949,530
		4,120,146

	Household Products — 0.8%
25,214	Central Garden & Pet Co., Class A (a)	930,649
1,644	WD-40 Co.	182,237
		1,112,886

	Independent Power and Renewable Electricity Producers — 0.7%
19,434	NRG Yield, Inc., Class C	361,472
50,176	TerraForm Power, Inc., Class A (b)	673,864
		1,035,336

	Industrial Conglomerates — 0.4%
17,037	Raven Industries, Inc.	573,295

	Insurance — 0.4%
13,307	James River Group Holdings Ltd.	563,152

	Internet & Direct Marketing Retail — 1.0%
13,420	Nutrisystem, Inc.	670,329
22,630	PetMed Express, Inc. (b)	800,197
		1,470,526

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services — 11.0%
13,387	2U, Inc. (a)	$851,815
20,754	Alarm.com Holdings, Inc. (a)	968,797
5,468	Benefitfocus, Inc. (a) (b)	149,823
37,063	Blucora, Inc. (a)	804,267
28,571	Box, Inc., Class A (a)	627,133
4,531	Cornerstone OnDemand, Inc. (a)	173,809
45,741	Endurance International Group Holdings, Inc. (a)	375,076
18,386	Envestnet, Inc. (a)	981,812
44,441	Etsy, Inc. (a)	742,165
31,387	Five9, Inc. (a)	791,894
31,759	Gogo, Inc. (a) (b)	315,684
23,702	GTT Communications, Inc. (a)	863,938
55,321	Hortonworks, Inc. (a)	913,350
22,630	Instructure, Inc. (a)	787,524
32,349	Match Group, Inc. (a) (b)	865,012
7,118	MINDBODY, Inc., Class A (a)	229,556
15,063	New Relic, Inc. (a)	773,184
24,654	Nutanix, Inc., Class A (a) (b)	702,639
18,011	Q2 Holdings, Inc. (a)	766,368
35,272	Quotient Technology, Inc. (a)	552,007
4,627	Stamps.com, Inc. (a)	1,038,299
15,245	Trade Desk (The), Inc., Class A (a)	1,004,950
11,653	TrueCar, Inc. (a) (b)	188,546
6,164	Twilio, Inc., Class A (a) (b)	196,940
30,007	Web.com Group, Inc. (a)	723,169
		16,387,757

	IT Services — 1.9%
12,604	Blackhawk Network Holdings, Inc. (a)	427,906
11,610	EVERTEC, Inc.	174,150
9,465	ExlService Holdings, Inc. (a)	590,806
17,968	TeleTech Holdings, Inc.	748,367
24,820	Virtusa Corp. (a)	947,131
		2,888,360

	Life Sciences Tools & Services — 0.5%
3,345	Cambrex Corp. (a)	144,671
17,304	Medpace Holdings, Inc. (a)	648,381
		793,052

	Machinery — 5.3%
13,069	Albany International Corp., Class A	788,714
15,596	Altra Industrial Motion Corp.	747,048
6,855	EnPro Industries, Inc.	574,038
6,256	ESCO Technologies, Inc.	362,535
44,866	Harsco Corp. (a)	953,403
9,515	Kadant, Inc.	1,080,904
36,052	Meritor, Inc. (a)	937,713
6,875	Proto Labs, Inc. (a)	599,844
5,994	RBC Bearings, Inc. (a)	742,177

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
17,365	Sun Hydraulics Corp.	$999,008
		7,785,384

	Media — 1.0%
59,726	Gray Television, Inc. (a)	929,934
23,440	World Wrestling Entertainment, Inc., Class A	621,863
		1,551,797

	Metals & Mining — 0.6%
45,245	Century Aluminum Co. (a)	633,430
25,734	Cleveland-Cliffs, Inc. (a)	153,375
36,653	Hecla Mining Co.	173,002
		959,807

	Mortgage Real Estate Investment Trusts — 0.7%
7,550	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	181,653
32,225	Invesco Mortgage Capital, Inc.	554,915
19,334	MTGE Investment Corp.	349,945
		1,086,513

	Oil, Gas & Consumable Fuels — 0.6%
16,371	Callon Petroleum Co. (a)	181,554
27,630	Matador Resources Co. (a)	733,577
		915,131

	Pharmaceuticals — 2.2%
48,585	Corcept Therapeutics, Inc. (a)	956,639
14,511	Horizon Pharma PLC (a)	196,769
27,192	Impax Laboratories, Inc. (a)	493,535
39,094	Innoviva, Inc. (a)	478,511
34,698	Omeros Corp. (a) (b)	546,840
13,800	Supernus Pharmaceuticals, Inc. (a)	574,080
		3,246,374

	Professional Services — 1.7%
6,995	Advisory Board (The) Co. (a)	377,205
7,469	Exponent, Inc.	551,586
8,524	Insperity, Inc.	808,928
22,313	TriNet Group, Inc. (a)	774,707
		2,512,426

	Real Estate Management & Development — 0.8%
18,962	HFF, Inc., Class A	831,673
5,902	RE/MAX Holdings, Inc., Class A	392,483
		1,224,156

	Road & Rail — 0.7%
14,968	Saia, Inc. (a)	969,926

	Semiconductors & Semiconductor Equipment — 2.6%
30,886	Brooks Automation, Inc.	1,062,169

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
6,906	Cabot Microelectronics Corp.	$667,603
4,300	CEVA, Inc. (a)	207,690
55,650	FormFactor, Inc. (a)	1,012,830
9,014	Impinj, Inc. (a) (b)	307,738
9,450	Inphi Corp. (a)	387,261
2,513	Power Integrations, Inc.	201,920
		3,847,211

	Software — 4.5%
7,594	Barracuda Networks, Inc. (a)	177,016
23,568	Bottomline Technologies de, Inc. (a)	767,374
10,975	BroadSoft, Inc. (a)	601,979
7,464	Callidus Software, Inc. (a)	189,212
5,748	Ebix, Inc.	390,577
8,898	Gigamon, Inc. (a)	342,573
11,307	Paylocity Holding Corp. (a)	603,907
19,653	Progress Software Corp.	831,911
14,482	Qualys, Inc. (a)	766,098
22,460	RingCentral, Inc., Class A (a)	946,689
18,896	TiVo Corp.	342,962
17,903	Varonis Systems, Inc. (a)	780,571
		6,740,869

	Technology Hardware, Storage & Peripherals — 0.9%
16,415	Diebold Nixdorf, Inc.	316,810
58,643	Pure Storage, Inc., Class A (a)	963,504
		1,280,314

	Thrifts & Mortgage Finance — 3.2%
22,595	Beneficial Bancorp, Inc.	372,818
26,349	BofI Holding, Inc. (a) (b)	708,788
21,143	Flagstar Bancorp, Inc. (a)	790,114
11,987	Kearny Financial Corp.	180,404
20,111	Meridian Bancorp, Inc.	396,187
13,644	OceanFirst Financial Corp.	378,621
20,508	United Financial Bancorp, Inc.	375,501
17,919	Walker & Dunlop, Inc. (a)	983,574
11,323	WSFS Financial Corp.	562,753
		4,748,760

	Trading Companies & Distributors — 1.3%
26,489	GMS, Inc. (a)	901,950
16,139	SiteOne Landscape Supply, Inc. (a)	1,024,988
		1,926,938

	Water Utilities — 0.9%
3,736	American States Water Co.	200,810
9,831	California Water Service Group	412,902
13,254	SJW Group	786,095
		1,399,807

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.6%
25,207	Shenandoah Telecommunications Co.	$957,866
	Total Common Stocks — 99.9%	148,275,082
	(Cost $136,698,201)

	Money Market Funds — 1.1%
1,567,215	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.94% (c) (d)	1,567,215
	(Cost $1,567,215)

Principal Value	Description	Value

	Repurchase Agreements — 3.2%
$201,540	BNP Paribas, 1.03% (c), dated 10/31/17, due 11/01/17, with a maturity value of $201,545. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 11/30/20. The value of the collateral including accrued interest is $206,975. (d)	201,540
4,552,498	RBC Capital Markets LLC, 1.02% (c), dated 10/31/17, due 11/01/17, with a maturity value of $4,552,627. Collateralized by U.S. Treasury Notes, interest rates of 1.875% to 2.250%, due 01/31/22 to 02/15/27. The value of the collateral including accrued interest is $4,666,732. (d)	4,552,498
	Total Repurchase Agreements — 3.2%	4,754,038
	(Cost $4,754,038)

	Total Investments — 104.2%	154,596,335
	(Cost $143,019,454) (e)
	Net Other Assets and Liabilities — (4.2)%	(6,232,179)
	Net Assets — 100.0%	$148,364,156

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,205,256 and the total value of the collateral held by the Fund is $6,321,253.
(c)	Rate shown reflects yield as of October 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,191,423 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,614,542. The net unrealized appreciation was $11,576,881.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$148,275,082	$—	$—
Money Market Funds	1,567,215	—	—
Repurchase Agreements	—	4,754,038	—
Total Investments	$149,842,297	$4,754,038	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 7.8%
2,092	Boeing (The) Co.	$539,694
1,028	Lockheed Martin Corp.	316,789
2,280	Raytheon Co.	410,856
		1,267,339

	Air Freight & Logistics — 2.0%
1,414	FedEx Corp.	319,295

	Automobiles — 4.1%
13,167	General Motors Co.	565,918
312	Tesla, Inc. (a)	103,437
		669,355

	Banks — 7.4%
4,196	Bank of America Corp.	114,928
5,848	Citigroup, Inc.	429,828
2,227	JPMorgan Chase & Co.	224,058
1,578	PNC Financial Services Group (The), Inc.	215,855
3,856	Wells Fargo & Co.	216,476
		1,201,145

	Biotechnology — 8.4%
3,590	AbbVie, Inc.	323,997
2,281	Amgen, Inc.	399,677
1,458	Celgene Corp. (a)	147,214
6,562	Gilead Sciences, Inc.	491,888
		1,362,776

	Capital Markets — 4.7%
1,345	Goldman Sachs Group (The), Inc.	326,136
8,830	Morgan Stanley	441,500
		767,636

	Communications Equipment — 2.0%
9,486	Cisco Systems, Inc.	323,947

	Diversified Financial Services — 0.7%
580	Berkshire Hathaway, Inc., Class B (a)	108,425

	Diversified Telecommunication Services — 2.8%
13,574	AT&T, Inc.	456,765

	Electric Utilities — 3.5%
2,534	Duke Energy Corp.	223,778
2,177	NextEra Energy, Inc.	337,587
		561,365

	Food & Staples Retailing — 5.7%
5,231	CVS Health Corp.	358,481
1,377	Walgreens Boots Alliance, Inc.	91,254
5,443	Wal-Mart Stores, Inc.	475,228
		924,963

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 2.1%
1,629	UnitedHealth Group, Inc.	$342,448

	Insurance — 3.5%
2,984	Chubb Ltd.	450,047
2,047	MetLife, Inc.	109,678
		559,725

	Internet & Direct Marketing Retail — 3.6%
2,932	Netflix, Inc. (a)	575,933

	Internet Software & Services — 1.4%
1,245	Facebook, Inc., Class A (a)	224,175

	IT Services — 6.4%
1,466	International Business Machines Corp.	225,852
1,506	Mastercard, Inc., Class A	224,047
6,643	PayPal Holdings, Inc. (a)	482,016
1,010	Visa, Inc., Class A	111,080
		1,042,995

	Life Sciences Tools & Services — 0.7%
562	Thermo Fisher Scientific, Inc.	108,932

	Machinery — 2.2%
2,558	Caterpillar, Inc.	347,376

	Media — 6.9%
1,170	Charter Communications, Inc., Class A (a)	390,979
8,290	Comcast Corp., Class A	298,689
4,315	Walt Disney (The) Co.	422,050
		1,111,718

	Oil, Gas & Consumable Fuels — 3.3%
2,715	Chevron Corp.	314,641
2,594	Exxon Mobil Corp.	216,210
		530,851

	Pharmaceuticals — 3.5%
2,594	Allergan PLC	459,735
1,668	Bristol-Myers Squibb Co.	102,849
		562,584

	Semiconductors & Semiconductor Equipment — 11.9%
10,207	Applied Materials, Inc.	575,981
13,962	Intel Corp.	635,131
2,974	NVIDIA Corp.	615,053
2,051	QUALCOMM, Inc.	104,622
		1,930,787

	Specialty Retail — 1.3%
1,300	Home Depot (The), Inc.	215,514

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
October 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.7%
690	Apple, Inc.	$116,638

	Tobacco — 3.3%
8,384	Altria Group, Inc.	538,420
	Total Investments — 99.9%	16,171,107
	(Cost $14,985,874) (b)
	Net Other Assets and Liabilities — 0.1%	18,487
	Net Assets — 100.0%	$16,189,594

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,613,211 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $427,978. The net unrealized appreciation was $1,185,233.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$16,171,107	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Style Funds

October 31, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)

First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)

First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)

First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)

First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)

First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)

First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)

First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)

First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)

First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)

First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)

First Trust Mega Cap AlphaDEX® Fund – (ticker “FMK”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2017 (Unaudited)

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2017 (Unaudited)

ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of October 31, 2017, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2017, all the Funds, except for FMK, have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2017 (Unaudited)

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2017 through October 31, 2017) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

October 31, 2017 (Unaudited)

Licensing Information

FTP has licensed to Nasdaq, Inc., free of charge, the right to use certain intellectual property owned by FTP including the AlphaDEX® trademark and the AlphaDEX® stock selection method, in connection with the Nasdaq Inc.’s creation of the Indices.

Notwithstanding such license, Nasdaq, Inc. is solely responsible for the creation, compilation and administration of the Indices and has the exclusive right to determine the stocks included in the indices and the indices’ methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”).The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Indices to track general stock market performance. The Corporations’ only relationship to First Trust is in the licensing of “Nasdaq,” and the Indices’ registered trademarks, trade names and service marks of the Corporations and the use of the Indices which is determined, composed and calculated by Nasdaq without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NOWARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIEDWARRANTIES, AND EXPRESSLY DISCLAIM ALLWARRANTIES OFMERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Item 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 21, 2017

By (Signature and Title)	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 21, 2017